GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 50.2%
Collateralized Mortgage Obligations – 3.2%
Interest Only(a) – 0.2%
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
$267,311	0.857	%(b)	03/15/44	$ 24,714
FHLMC REMIC Series 4998, Class GI
1,284,264	4.000		08/25/50	254,122
FNMA REMIC Series 2012-5, Class SA (-1X 1M USD LIBOR + 5.950%)
165,908	0.800	(b)	02/25/42	14,552
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
404,957	0.950	(b)	05/25/47	44,502
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
507,448	0.000	(b)	03/25/48	7,538
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
401,183	1.104	(b)(c)	02/20/40	37,262
GNMA REMIC Series 2013-181, Class SA (-1X 1M USD LIBOR + 6.100%)
197,347	0.943	(b)(c)	11/20/43	18,749
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
147,303	0.954	(b)(c)	10/20/43	6,392
GNMA REMIC Series 2014-133, Class BS (-1X 1M USD LIBOR + 5.600%)
113,017	0.454	(b)(c)	09/20/44	8,257
GNMA REMIC Series 2014-162, Class SA (-1X 1M USD LIBOR + 5.600%)
93,634	0.454	(b)(c)	11/20/44	7,177
GNMA REMIC Series 2015-119, Class SN (-1X 1M USD LIBOR + 6.250%)
121,710	1.104	(b)(c)	08/20/45	12,342
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
152,621	1.093	(b)(c)	09/20/45	15,778
GNMA REMIC Series 2015-167, Class AS (-1X 1M USD LIBOR + 6.250%)
91,684	1.104	(b)(c)	11/20/45	8,803
GNMA REMIC Series 2015-168, Class SD (-1X 1M USD LIBOR + 6.200%)
73,426	1.054	(b)(c)	11/20/45	7,519
GNMA REMIC Series 2016-27, Class IA
132,900	4.000	(c)	06/20/45	16,489
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
369,753	1.043	(b)(c)	09/20/48	36,859
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
246,606	1.043	(b)(c)	09/20/48	24,198
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
75,901	0.893	(b)(c)	01/20/49	6,872

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
$177,677	0.893	%(b)(c)	09/20/49	$ 17,919
GNMA REMIC Series 2019-153, Class EI
1,130,846	4.000	(c)	12/20/49	205,727
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
83,206	0.904	(b)(c)	01/20/49	7,689
GNMA REMIC Series 2020-151, Class MI
6,300	2.500	(c)	10/20/50	810

				784,270

Sequential Fixed Rate – 0.8%
FNMA REMIC Series 2005-70, Class PA
22,377	5.500		08/25/35	22,662
FNMA REMIC Series 2011-52, Class GB
169,047	5.000		06/25/41	169,399
FNMA REMIC Series 2012-111, Class B
15,134	7.000		10/25/42	16,241
FNMA REMIC Series 2012-153, Class B
40,924	7.000		07/25/42	44,026
GNMA REMIC Series 2021-135, Class A
2,781,439	2.000	(c)	08/20/51	2,312,098

				2,564,426

Sequential Floating Rate(b)(c) – 2.2%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,225,379	5.650		11/25/36	1,006,514
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR + 1.500%)
275,000	6.567	(d)	06/25/31	273,429
CIM Trust Series 2019-INV3, Class A15
58,911	3.500	(d)	08/25/49	51,115
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 (1M USD LIBOR + 2.400%)
23,117	7.550	(d)	04/25/31	23,187
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 (1M USD LIBOR + 2.300%)
9,313	7.450	(d)	08/25/31	9,323
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2 (1M USD LIBOR + 2.150%)
6,973	7.300	(d)	09/25/31	6,982
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2 (1M USD LIBOR + 2.100%)
14,869	7.250	(d)	10/25/39	14,892
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2 (1M USD LIBOR + 2.050%)
12,928	7.200	(d)	01/25/40	12,994
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
130,000	8.167	(d)	06/25/43	130,162
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
72,434	8.967	(d)	04/25/43	73,916

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
$116,386	7.667	%(d)	11/25/50	$ 118,049
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
47,102	7.000	(d)	02/25/50	47,248
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1 (1M USD LIBOR + 6.000%)
668,757	11.150	(d)	08/25/50	742,452
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
754,000	9.867	(d)	10/25/50	810,435
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1 (1M USD LIBOR + 5.750%)
665,503	10.900	(d)	07/25/50	719,984
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1 (1M USD LIBOR + 5.250%)
455,810	10.400	(d)	09/25/50	485,816
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
310,000	7.850	(d)	10/25/49	311,269
FHLMC Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (SOFR + 3.350%)
258,000	8.417	(d)	06/25/43	260,580
JPMorgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1M USD LIBOR + 0.320%)
124,561	5.470		12/25/36	110,524
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
843,948	2.520	(d)	05/25/52	683,427
Mill City Mortgage Loan Trust Series 2017-2, Class A3
123,336	3.182	(d)	07/25/59	116,132
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(d)	08/25/59	624,142
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(d)	11/25/60	617,873
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.871	(d)	07/25/57	85,568
Verus Securitization Trust Series 2022-INV1, Class A1
91,216	5.041	(d)(e)	08/25/67	88,638
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
27,780	3.500	(d)	07/25/49	24,649

				7,449,300

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				10,797,996

Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 0.6%
BANK Series 2021-BN35, Class A5
$950,000	2.285	%(c)	06/15/64	$ 762,491
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	858,480

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
$400,000	4.310	%(c)	12/15/51	$ 372,220

				1,993,191

Sequential Floating Rate(b) – 0.7%
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
650,000	7.787	(d)	10/15/36	603,440
BX Trust Series 2022-PSB, Class A (TSFR1M + 2.451%)
580,201	7.598	(d)	08/15/39	578,007
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (SOFR + 0.680%)
600,000	5.721	(c)	02/25/33	597,874
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
800,000	4.000	(c)	04/15/55	719,133

				2,498,454

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 4,491,645

Federal Agencies – 45.7%
Adjustable Rate FHLMC(b) – 0.0%
(12M USD LIBOR + 1.772%)
$17,669	4.018%		09/01/35	$ 17,847

FHLMC – 6.8%
40,026	6.000		08/01/27	40,112
6,065	5.000		08/01/33	6,057
1,005	5.000		09/01/33	1,004
1,469	5.000		10/01/33	1,467
1,472	5.000		11/01/34	1,473
55,369	5.000		12/01/34	55,389
2,030	5.000		07/01/35	2,031
6	5.000		11/01/35	6
24,371	5.000		03/01/39	24,582
1,634	5.000		05/01/39	1,648
1,296	5.000		08/01/40	1,304
14,673	4.000		02/01/41	14,109
1,319	5.000		06/01/41	1,326
368,643	4.000		03/01/48	351,345
373,301	4.000		04/01/48	355,554
1,074,432	4.500		08/01/48	1,054,950
1,069,603	3.000		10/01/50	952,486
2,909,925	2.500		02/01/51	2,477,745
6,823,183	2.000		05/01/51	5,577,297
11,738,186	2.000		03/01/52	9,564,862
1,874,186	6.000		11/01/52	1,915,937
610,475	6.000		12/01/52	629,040

				23,029,724

FNMA – 9.0%
2,995,028	3.500		09/01/62	2,685,219
5,910,059	2.000		10/01/50	4,840,891
5,972,595	3.000		10/01/50	5,326,987

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,168,475	3.000%	11/01/50	$ 1,933,069
5,908,689	2.000	11/01/50	4,839,037
7,888,072	2.000	04/01/52	6,427,611
957,248	5.500	09/01/52	963,558
2,256,376	6.000	11/01/52	2,309,482
1,055,723	6.000	12/01/52	1,077,601

			30,403,455

GNMA – 14.7%
14,140	5.500	11/15/32	14,328
5,618	5.500	01/15/33	5,692
16,177	5.500	02/15/33	16,484
17,967	5.500	03/15/33	18,261
24,226	5.500	07/15/33	24,507
7,798	5.500	08/15/33	7,924
3,588	5.500	09/15/33	3,631
8,648	5.500	04/15/34	8,789
6,712	5.500	05/15/34	6,811
85,626	5.500	09/15/34	87,510
93,885	5.500	12/15/34	96,079
69,323	5.500	01/15/35	71,021
176	5.500	05/15/36	179
2,700	4.000	02/20/41	2,601
4,307	4.000	11/20/41	4,148
717	4.000	01/20/42	690
2,288	4.000	04/20/42	2,203
1,436	4.000	10/20/42	1,383
366,471	4.000	08/20/43	352,760
2,038	4.000	03/20/44	1,972
2,520	4.000	05/20/44	2,438
174,418	4.000	11/20/44	168,672
41,771	4.000	12/20/44	40,395
11,483	4.000	05/20/45	11,083
41,336	4.000	07/20/45	39,896
224,813	4.000	01/20/46	216,986
1,247,700	3.500	04/20/47	1,166,412
1,163,529	3.500	12/20/47	1,087,725
729,932	4.500	05/20/48	714,773
1,102,392	4.500	08/20/48	1,079,153
128,671	5.000	08/20/48	128,527
767,317	4.500	09/20/48	751,142
921,996	5.000	10/20/48	920,965
520,567	5.000	11/20/48	519,985
524,767	5.000	12/20/48	523,360
1,178,083	4.500	01/20/49	1,152,512
964,597	5.000	01/20/49	962,011
473,583	4.000	02/20/49	453,395
981,445	4.500	02/20/49	959,835
25,251	4.500	03/20/49	24,703
305,285	4.000	03/20/49	292,271
84,610	5.000	03/20/49	84,383
520,059	4.000	04/20/49	497,727
672,679	3.000	08/20/49	607,221
302,233	4.500	10/20/49	294,918
306,873	4.500	12/20/49	298,989

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,303,990	3.000%	03/20/50		$ 1,174,234
280,516	4.000	01/20/51		266,454
1,355,544	3.500	02/20/51		1,264,699
74,749	3.500	03/20/51		69,740
421,870	2.500	06/20/51		361,049
1,917,436	2.500	09/20/51		1,646,268
1,827,298	2.500	10/20/51		1,563,229
1,722,352	3.000	11/20/51		1,545,078
589,020	2.500	11/20/51		504,836
1,755,543	3.000	12/20/51		1,574,304
772,221	2.500	12/20/51		661,172
1,329,556	2.500	01/20/52		1,136,832
1,557,300	3.000	02/20/52		1,394,278
1,862,431	4.500	09/20/52		1,796,707
2,000,000	2.500	TBA-30yr	(f)	1,730,840
2,000,000	2.000	TBA-30yr	(f)	1,679,280
1,000,000	3.500	TBA-30yr	(f)	922,729
2,000,000	4.000	TBA-30yr	(f)	1,891,056
1,000,000	4.500	TBA-30yr	(f)	964,864
2,000,000	5.000	TBA-30yr	(f)	1,965,088
12,000,000	5.500	TBA-30yr	(f)	11,947,202

				49,786,389

UMBS – 15.2%
1	5.500	09/01/23		1
3	5.500	10/01/23		3
5,149	4.500	02/01/39		5,081
1,634	4.500	04/01/39		1,604
3,789	4.500	08/01/39		3,715
50,492	4.500	12/01/39		49,519
45,823	4.500	06/01/40		45,209
20,322	4.500	08/01/41		19,968
35,338	3.000	12/01/42		32,153
84,335	3.000	01/01/43		76,644
22,716	3.000	02/01/43		20,646
8,154	3.000	03/01/43		7,429
135,577	3.000	04/01/43		122,932
22,757	3.000	05/01/43		20,596
29,157	3.000	06/01/43		26,410
8,284	3.000	07/01/43		7,547
10,348	5.000	06/01/44		10,224
283,447	4.000	12/01/44		272,007
12,363	3.500	03/01/45		11,467
957,876	4.500	04/01/45		945,429
323,373	3.000	04/01/45		292,109
118,844	4.500	05/01/45		117,225
422,107	4.500	06/01/45		415,269
3,485,762	3.500	07/01/45		3,233,189
569,721	4.000	08/01/45		546,726
196,697	4.000	11/01/45		188,433
2,160,810	4.000	01/01/46		2,070,029
60,425	4.000	03/01/46		57,739
34,267	4.000	06/01/46		32,672
9,955	4.000	08/01/46		9,492
91,576	4.000	10/01/46		87,312

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$62,282	4.000%	06/01/47		$ 59,690
338,111	4.500	07/01/47		331,182
162,205	4.500	11/01/47		158,830
200,294	4.000	12/01/47		192,148
563,523	4.000	01/01/48		540,426
1,207,013	4.000	02/01/48		1,156,745
879,513	4.000	03/01/48		842,732
493,510	4.500	05/01/48		482,470
576,976	4.000	06/01/48		553,149
365,900	4.000	08/01/48		349,989
281,586	4.500	09/01/48		276,167
1,225,045	5.000	11/01/48		1,227,137
81,090	4.500	06/01/49		79,033
531,401	3.500	07/01/49		492,534
340,956	3.500	08/01/49		316,017
1,767,118	3.000	09/01/49		1,580,805
35,444	4.500	10/01/49		34,488
803,761	4.500	01/01/50		783,383
2,139,726	4.000	03/01/50		2,037,317
5,137,056	4.500	03/01/50		5,013,297
921,965	2.500	09/01/50		793,043
2,562,835	3.000	12/01/50		2,286,220
4,617,668	2.500	05/01/51		3,935,234
6,125,496	2.500	09/01/51		5,234,771
41,762	5.000	05/01/52		41,455
1,350,908	5.000	06/01/52		1,341,557
3,258,818	5.000	07/01/52		3,231,896
28,943	5.000	08/01/52		28,712
1,837,845	6.000	12/01/52		1,875,932
964,914	5.500	04/01/53		961,625
2,000,000	2.500	TBA-30yr	(f)	1,694,922
2,000,000	3.500	TBA-30yr	(f)	1,821,718
3,000,000	4.000	TBA-30yr	(f)	2,814,609

				51,298,012

TOTAL FEDERAL AGENCIES				$154,535,427

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $175,820,138)				$169,825,068

Corporate Obligations – 39.4%
Aerospace & Defense(c) – 0.9%
Lockheed Martin Corp.
$15,000	5.100%	11/15/27		$ 15,267
Northrop Grumman Corp.
750,000	2.930	01/15/25		721,020
Raytheon Technologies Corp.
5,000	2.650	11/01/26		4,635
20,000	3.125	05/04/27		18,719
65,000	4.125	11/16/28		62,605
The Boeing Co.
1,500,000	5.150	05/01/30		1,485,735
15,000	3.600	05/01/34		12,775

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
The Boeing Co. – (continued)
$80,000	3.250%		02/01/35	$ 64,850
15,000	3.375		06/15/46	10,494
25,000	3.850		11/01/48	18,453
TransDigm, Inc.
166,000	6.250	(d)	03/15/26	165,190
575,000	6.375		06/15/26	567,910

				3,147,653

Agriculture – 0.3%
Altria Group, Inc.
10,000	3.400	(c)	02/04/41	6,994
5,000	4.250		08/09/42	3,907
15,000	3.875	(c)	09/16/46	10,532
10,000	3.700	(c)	02/04/51	6,709
BAT Capital Corp.(c)
10,000	4.390		08/15/37	7,991
Cargill, Inc.(c)(d)
250,000	4.750		04/24/33	246,315
Philip Morris International, Inc.
20,000	5.625	(c)	11/17/29	20,379
10,000	6.375		05/16/38	10,940
10,000	4.500		03/20/42	8,621
10,000	4.250		11/10/44	8,321
Reynolds American, Inc.
700,000	4.850		09/15/23	698,278
25,000	5.850	(c)	08/15/45	22,268

				1,051,255

Automotive – 0.3%
Cummins, Inc.(c)
30,000	2.600		09/01/50	19,349
General Motors Co.
225,000	4.000		04/01/25	218,676
25,000	5.400	(c)	04/01/48	21,565
36,000	5.950	(c)	04/01/49	33,617
General Motors Financial Co., Inc.(c)
300,000	4.300		07/13/25	291,030
15,000	4.300		04/06/29	13,780
500,000	2.350		01/08/31	392,475

				990,492

Banks – 10.2%
Banco do Brasil SA(b)(c) (10 year CMT + 4.398%)
200,000	6.250		04/15/24	178,268
Banco Mercantil del Norte SA(b)(c)(d) (5 year CMT + 4.643%)
260,000	5.875		01/24/27	219,863
Banco Santander SA
800,000	2.746		05/28/25	751,448
600,000	4.250		04/11/27	567,504
200,000	2.749		12/03/30	156,226
Bank of America Corp.
50,000	3.248	(c)	10/21/27	46,582
925,000	4.183	(c)	11/25/27	879,037
100,000	6.110		01/29/37	105,422

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(5 year CMT + 1.200%)
$475,000	2.482	%(b)(c)	09/21/36	$ 362,748
(SOFR + 0.910%)
70,000	1.658	(b)(c)	03/11/27	63,011
(SOFR + 0.960%)
65,000	1.734	(b)(c)	07/22/27	58,000
(SOFR + 1.050%)
65,000	2.551	(b)(c)	02/04/28	58,672
(SOFR + 1.330%)
325,000	2.972	(b)(c)	02/04/33	270,585
(SOFR + 1.530%)
600,000	1.898	(b)(c)	07/23/31	477,642
(SOFR + 1.630%)
1,105,000	5.202	(b)(c)	04/25/29	1,093,154
(SOFR + 1.830%)
275,000	4.571	(b)(c)	04/27/33	258,415
(SOFR + 2.040%)
550,000	4.948	(b)(c)	07/22/28	540,243
(TSFR3M + 1.252%)
75,000	2.496	(b)(c)	02/13/31	62,771
(TSFR3M + 1.332%)
45,000	3.559	(b)(c)	04/23/27	42,687
(TSFR3M + 1.452%)
525,000	2.884	(b)(c)	10/22/30	452,151
(TSFR3M + 1.572%)
750,000	4.271	(b)(c)	07/23/29	711,315
(TSFR3M + 1.582%)
20,000	4.078	(b)(c)	04/23/40	17,151
(TSFR3M + 1.837%)
525,000	3.824	(b)(c)	01/20/28	497,112
(TSFR3M + 3.412%)
5,000	4.083	(b)(c)	03/20/51	4,137
Bank of Montreal(b)(c) (SOFR + 0.603%)
70,000	0.949		01/22/27	62,424
Barclays PLC(b)(c)
(1 year CMT + 3.050%)
875,000	7.325		11/02/26	895,554
(SOFR + 2.714%)
825,000	2.852		05/07/26	773,388
BNP Paribas SA(d)
550,000	3.375		01/09/25	528,462
(5 year USD Swap + 4.149%)
200,000	6.625	(b)(c)	03/25/24	192,294
(SOFR + 1.004%)
725,000	1.323	(b)(c)	01/13/27	643,423
(SOFR + 2.074%)
350,000	2.219	(b)(c)	06/09/26	324,198
BPCE SA(d)
525,000	4.625		09/12/28	495,002
(SOFR + 1.730%)
750,000	3.116	(b)(c)	10/19/32	580,402
Citigroup, Inc.
125,000	4.300		11/20/26	119,740
(SOFR + 0.765%)
70,000	1.122	(b)(c)	01/28/27	62,422

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
(SOFR + 0.770%)
$70,000	1.462	%(b)(c)	06/09/27	$ 62,153
(SOFR + 1.422%)
550,000	2.976	(b)(c)	11/05/30	477,604
(SOFR + 2.086%)
800,000	4.910	(b)(c)	05/24/33	773,616
(SOFR + 2.338%)
35,000	6.270	(b)(c)	11/17/33	37,140
Credit Agricole SA(b)(c)(d)
(5 year USD Swap + 4.319%)
250,000	6.875		09/23/24	239,825
(SOFR + 1.676%)
375,000	1.907		06/16/26	345,465
Credit Suisse AG
300,000	2.950		04/09/25	282,186
Credit Suisse Group AG(c)(d)
875,000	4.282		01/09/28	807,546
(SOFR + 5.020%)
550,000	9.016	(b)	11/15/33	657,976
Deutsche Bank AG(b)(c)
(SOFR + 1.870%)
450,000	2.129		11/24/26	399,528
(SOFR + 2.159%)
300,000	2.222		09/18/24	296,397
Fifth Third Bancorp(c)
375,000	2.375		01/28/25	351,915
First Horizon Corp.(c)
700,000	4.000		05/26/25	653,821
First-Citizens Bank & Trust Co.(b)(c) (TSFR3M + 1.715%)
600,000	2.969		09/27/25	564,804
HSBC Holdings PLC
200,000	4.950		03/31/30	196,938
5,000	6.100		01/14/42	5,299
(TSFR3M + 1.473%)
600,000	3.803	(b)(c)	03/11/25	588,366
Huntington Bancshares, Inc.(c)
825,000	4.000		05/15/25	790,729
ING Groep NV(b)(c)(d) (1 year CMT + 1.100%)
950,000	1.400		07/01/26	865,744
JPMorgan Chase & Co.(c)
425,000	3.625		12/01/27	398,871
(SOFR + 0.885%)
25,000	1.578	(b)	04/22/27	22,457
(SOFR + 1.160%)
550,000	2.301	(b)	10/15/25	524,304
(SOFR + 1.580%)
40,000	3.328	(b)	04/22/52	29,156
(SOFR + 1.800%)
901,000	4.586	(b)	04/26/33	858,995
(SOFR + 1.890%)
70,000	2.182	(b)	06/01/28	62,299
(SOFR + 2.440%)
20,000	3.109	(b)	04/22/51	13,988
(TSFR3M + 1.152%)
175,000	3.797	(b)	07/23/24	174,778

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(c) – (continued)
(TSFR3M + 1.507%)
$475,000	3.960	%(b)	01/29/27	$ 457,221
(TSFR3M + 1.622%)
25,000	3.882	(b)	07/24/38	21,570
(TSFR3M + 2.520%)
200,000	2.956	(b)	05/13/31	171,138
Macquarie Group Ltd.(b)(c)(d) (SOFR + 1.069%)
450,000	1.340		01/12/27	400,392
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	26,876
Morgan Stanley
50,000	4.000		07/23/25	48,552
174,000	3.950		04/23/27	164,849
(SOFR + 0.720%)
70,000	0.985	(b)(c)	12/10/26	62,452
(SOFR + 0.858%)
70,000	1.512	(b)(c)	07/20/27	62,027
(SOFR + 0.879%)
70,000	1.593	(b)(c)	05/04/27	62,665
(SOFR + 1.034%)
750,000	1.794	(b)(c)	02/13/32	581,880
(SOFR + 1.143%)
725,000	2.699	(b)(c)	01/22/31	617,163
(SOFR + 1.152%)
800,000	2.720	(b)(c)	07/22/25	771,448
(SOFR + 1.290%)
141,000	2.943	(b)(c)	01/21/33	117,192
(SOFR + 1.295%)
288,000	5.050	(b)(c)	01/28/27	285,575
(SOFR + 1.360%)
750,000	2.484	(b)(c)	09/16/36	567,675
(SOFR + 1.590%)
905,000	5.164	(b)(c)	04/20/29	895,036
(TSFR3M + 1.890%)
200,000	4.431	(b)(c)	01/23/30	190,470
NatWest Group PLC(b)(c)
(3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	220,968
(5 year CMT + 2.100%)
200,000	3.754		11/01/29	187,644
Northern Trust Corp.(c)
20,000	1.950		05/01/30	16,453
Royal Bank of Canada
20,000	1.400		11/02/26	17,638
Santander Holdings USA, Inc.(b)(c) (SOFR + 1.249%)
60,000	2.490		01/06/28	51,887
State Street Corp.(b)(c)
(SOFR + 0.560%)
30,000	1.684		11/18/27	26,764
(SOFR + 1.715%)
50,000	5.820		11/04/28	51,317
The Bank of New York Mellon Corp.(c)
10,000	2.050		01/26/27	9,008
(SOFR + 1.755%)
70,000	4.596	(b)	07/26/30	67,523

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Bank of New York Mellon Corp.(c) – (continued)
(SOFR + 1.802%)
	$60,000	5.802	%(b)	10/25/28	$ 61,120
The Bank of Nova Scotia
	5,000	4.850		02/01/30	4,824
The PNC Financial Services Group, Inc.(b)(c) (SOFR + 2.140%)
	35,000	6.037		10/28/33	35,892
The Toronto-Dominion Bank
	20,000	1.200		06/03/26	17,784
	625,000	4.456		06/08/32	593,750
Truist Financial Corp.(b)(c)
(SOFR + 0.609%)
	35,000	1.267		03/02/27	30,892
(SOFR + 0.862%)
	60,000	1.887		06/07/29	49,904
(SOFR + 2.050%)
	150,000	6.047		06/08/27	150,080
UBS Group AG
	307,000	4.550		04/17/26	295,009
(SOFR + 1.560%)
	302,000	2.593	(b)(c)(d)	09/11/25	287,655
US Bancorp(b)(c)
(5 year CMT + 2.541%)
	650,000	3.700		01/15/27	479,174
(SOFR + 0.730%)
	50,000	2.215		01/27/28	44,408
(SOFR + 1.660%)
	30,000	4.548		07/22/28	28,723
(SOFR + 2.090%)
	10,000	5.850		10/21/33	10,045
Virgin Money UK PLC(b)(c) (5 year UK Government Bond + 8.307%)
GBP	325,000	9.250		06/08/24	387,411
Wells Fargo & Co.
	$675,000	3.000		10/23/26	627,217
	600,000	4.300		07/22/27	575,946
	75,000	4.150	(c)	01/24/29	71,072
(SOFR + 1.980%)
	400,000	4.808	(b)(c)	07/25/28	391,112
(SOFR + 2.100%)
	55,000	2.393	(b)(c)	06/02/28	49,049
(SOFR + 2.100%)
	952,000	4.897	(b)(c)	07/25/33	912,568
(TSFR3M + 1.432%)
	65,000	3.196	(b)(c)	06/17/27	61,064
(TSFR3M + 1.432%)
	10,000	2.879	(b)(c)	10/30/30	8,643
(TSFR3M + 4.502%)
	25,000	5.013	(b)(c)	04/04/51	23,213
Westpac Banking Corp.
	5,000	2.850		05/13/26	4,708
(5 year CMT + 2.000%)
	300,000	4.110	(b)(c)	07/24/34	261,738

					34,649,737

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(c)
$700,000	4.700%		02/01/36	$ 681,583
314,000	4.900		02/01/46	299,901
Anheuser-Busch InBev Finance, Inc.(c)
35,000	4.900		02/01/46	33,324
Anheuser-Busch InBev Worldwide, Inc.
365,000	4.750	(c)	01/23/29	363,631
75,000	8.200		01/15/39	97,979
350,000	4.600	(c)	04/15/48	324,975
Constellation Brands, Inc.(c)
625,000	4.400		11/15/25	612,263
500,000	3.600		02/15/28	469,645
325,000	2.250		08/01/31	265,883
JDE Peet’s NV(c)(d)
375,000	1.375		01/15/27	325,421
Keurig Dr Pepper, Inc.(c)
750,000	4.597		05/25/28	734,970
925,000	2.250		03/15/31	761,571
PepsiCo, Inc.(c)
15,000	3.000		10/15/27	14,117
10,000	1.625		05/01/30	8,325

				4,993,588

Biotechnology(c) – 0.9%
Amgen, Inc.
10,000	2.600		08/19/26	9,260
783,000	5.250		03/02/30	785,106
1,050,000	4.200		03/01/33	979,850
800,000	5.250		03/02/33	800,808
Biogen, Inc.
25,000	3.150		05/01/50	17,084
CSL Finance PLC(d)
100,000	3.850		04/27/27	95,547
Gilead Sciences, Inc.
50,000	3.650		03/01/26	48,131
40,000	4.000		09/01/36	36,094
Royalty Pharma PLC
425,000	1.200		09/02/25	383,805
10,000	3.300		09/02/40	7,119
10,000	3.550		09/02/50	6,752

				3,169,556

Building Materials(c) – 0.1%
Carrier Global Corp.
15,000	3.577		04/05/50	11,082
Fortune Brands Innovations, Inc.
5,000	4.500		03/25/52	3,911
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
175,000	4.900		12/01/32	173,486
Masco Corp.
325,000	1.500		02/15/28	276,799

				465,278

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 1.2%
Albemarle Corp.(c)
	$5,000	5.050%	06/01/32	$ 4,843
	15,000	5.650	06/01/52	14,316
Ashland Services B.V.(c)
EUR	650,000	2.000	01/30/28	599,547
Axalta Coating Systems LLC(c)(d)
	$475,000	3.375	02/15/29	404,515
Celanese US Holdings LLC(c)
	35,000	6.330	07/15/29	34,831
DuPont de Nemours, Inc.(c)
	10,000	4.725	11/15/28	9,843
Huntsman International LLC(c)
	350,000	4.500	05/01/29	320,457
	250,000	2.950	06/15/31	199,865
International Flavors & Fragrances, Inc.(c)(d)
	650,000	1.832	10/15/27	548,281
LYB International Finance B.V.
	20,000	5.250	07/15/43	18,210
PPG Industries, Inc.(c)
	5,000	1.200	03/15/26	4,481
Sasol Financing USA LLC(c)
	310,000	5.875	03/27/24	305,056
SPCM SA(c)(d)
	590,000	3.375	03/15/30	491,724
The Dow Chemical Co.(c)
	35,000	6.300	03/15/33	37,611
The Sherwin-Williams Co.(c)
	500,000	3.450	06/01/27	471,605
	475,000	2.950	08/15/29	420,081

				3,885,266

Commercial Services(c) – 0.4%
CoStar Group, Inc.(d)
	625,000	2.800	07/15/30	518,575
Global Payments, Inc.
	375,000	2.650	02/15/25	355,830
	15,000	5.950	08/15/52	14,374
MPH Acquisition Holdings LLC(d)
	542,000	5.750	11/01/28	407,942

				1,296,721

Computers(c) – 0.5%
Dell International LLC/EMC Corp.
	191,000	5.850	07/15/25	191,686
	375,000	6.020	06/15/26	380,381
	75,000	5.300	10/01/29	74,408
	50,000	6.200	07/15/30	51,990
	5,000	8.100	07/15/36	5,808
	35,000	8.350	07/15/46	42,854
Hewlett Packard Enterprise Co.
	909,000	4.900	10/15/25	896,637
	15,000	6.350	10/15/45	15,617
HP, Inc.
	70,000	1.450	06/17/26	62,830
	10,000	4.200	04/15/32	8,968

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – (continued)
Western Digital Corp.
$30,000	2.850%		02/01/29	$ 23,992

				1,755,171

Cosmetics & Personal Care(c) – 0.2%
Haleon U.S. Capital LLC
875,000	3.375		03/24/27	819,140

Diversified Financial Services(c) – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
400,000	4.875		01/16/24	397,100
295,000	6.500		07/15/25	296,714
675,000	3.000		10/29/28	585,441
275,000	3.400		10/29/33	221,397
Air Lease Corp.
425,000	3.375		07/01/25	401,910
875,000	3.750		06/01/26	827,645
(5 year CMT + 3.149%)
750,000	4.125	(b)	12/15/26	487,500
Ally Financial, Inc.
275,000	1.450		10/02/23	271,062
American Express Co.
165,000	2.500		07/30/24	159,535
10,000	3.125		05/20/26	9,470
Aviation Capital Group LLC(d)
375,000	1.950		01/30/26	333,814
Avolon Holdings Funding Ltd.(d)
425,000	3.950		07/01/24	412,322
675,000	2.875		02/15/25	629,809
175,000	4.250		04/15/26	162,981
Brookfield Finance, Inc.
20,000	3.500		03/30/51	13,303
Capital One Financial Corp.
320,000	3.300		10/30/24	307,462
(SOFR + 0.855%)
65,000	1.878	(b)	11/02/27	55,897
(SOFR + 2.057%)
20,000	4.927	(b)	05/10/28	18,970
Discover Financial Services
50,000	4.100		02/09/27	46,504
Intercontinental Exchange, Inc.
60,000	3.750		12/01/25	58,238
1,035,000	4.350		06/15/29	1,014,041
Mastercard, Inc.
10,000	3.850		03/26/50	8,626
Synchrony Financial
25,000	2.875		10/28/31	18,111
The Charles Schwab Corp.
10,000	1.150		05/13/26	8,851
Visa, Inc.
15,000	3.150		12/14/25	14,377
55,000	4.150		12/14/35	52,375

				6,813,455

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 1.8%
AEP Texas, Inc.(c)
$40,000	3.950%		06/01/28	$ 37,606
Ameren Corp.(c)
125,000	3.500		01/15/31	111,749
Appalachian Power Co.(c)
30,000	3.700		05/01/50	22,646
Berkshire Hathaway Energy Co.(c)
225,000	3.250		04/15/28	207,007
400,000	3.700		07/15/30	367,096
Constellation Energy Generation LLC(c)
15,000	5.600		06/15/42	14,538
Dominion Energy, Inc.
675,000	3.071	(e)	08/15/24	652,151
5,000	3.375	(c)	04/01/30	4,476
Duke Energy Carolinas LLC(c)
5,000	2.450		08/15/29	4,318
Duke Energy Progress LLC(c)
5,000	3.450		03/15/29	4,595
Edison International(c)
15,000	6.950		11/15/29	15,799
Emera US Finance LP(c)
20,000	4.750		06/15/46	16,222
Enel Finance International NV(c)(d)
975,000	1.875		07/12/28	819,078
Entergy Louisiana LLC(c)
25,000	4.750		09/15/52	22,908
Exelon Corp.(c)
325,000	4.050		04/15/30	304,635
30,000	4.450		04/15/46	25,555
NextEra Energy Capital Holdings, Inc.(c)
525,000	1.900		06/15/28	450,093
NRG Energy, Inc.(c)(d)
675,000	3.750		06/15/24	652,320
Ohio Edison Co.
5,000	6.875		07/15/36	5,514
Pacific Gas & Electric Co.(c)
250,000	2.100		08/01/27	214,415
125,000	3.300		08/01/40	84,363
5,000	4.000		12/01/46	3,353
30,000	4.950		07/01/50	23,606
PacifiCorp(c)
30,000	4.150		02/15/50	23,218
Public Service Co. of Colorado(c)
35,000	4.500		06/01/52	30,490
Public Service Electric and Gas Co.(c)
5,000	2.250		09/15/26	4,597
Sempra Energy(c)
5,000	3.700		04/01/29	4,575
Southern California Edison Co.(c)
725,000	3.700		08/01/25	698,102
450,000	4.200		03/01/29	427,837
25,000	4.875		03/01/49	22,422
Southern Power Co.(c)
30,000	4.950		12/15/46	26,223

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Xcel Energy, Inc.(c)
$900,000	3.350%		12/01/26	$ 844,992

				6,146,499

Electronics(c) – 0.0%
Amphenol Corp.
5,000	2.800		02/15/30	4,386
Flex Ltd.
35,000	4.875		06/15/29	33,515

				37,901

Energy-Alternate Sources(c)(d) – 0.1%
Greenko Power II Ltd.
185,500	4.300		12/13/28	161,096

Engineering & Construction(c) – 0.3%
MasTec, Inc.(d)
610,000	4.500		08/15/28	563,487
Mexico City Airport Trust
200,000	4.250		10/31/26	192,136
250,000	3.875	(d)	04/30/28	235,000

				990,623

Entertainment(c) – 0.7%
Warnermedia Holdings, Inc.
775,000	6.412		03/15/26	775,566
450,000	4.054		03/15/29	411,246
1,325,000	4.279		03/15/32	1,174,042

				2,360,854

Environmental(c) – 0.1%
Waste Management, Inc.
275,000	3.150		11/15/27	258,076
250,000	1.150		03/15/28	212,958

				471,034

Food & Drug Retailing – 0.3%
General Mills, Inc.(c)
300,000	4.200		04/17/28	291,438
Kraft Heinz Foods Co.
15,000	3.000	(c)	06/01/26	14,150
25,000	6.875		01/26/39	28,119
Post Holdings, Inc.(c)(d)
498,000	5.625		01/15/28	479,041
Sysco Corp.(c)
50,000	6.600		04/01/40	54,041
25,000	4.500		04/01/46	21,262
The Kroger Co.(c)
10,000	2.200		05/01/30	8,276

				896,327

Gas(c) – 0.1%
NiSource, Inc.
100,000	3.600		05/01/30	90,083

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(c) – (continued)
The East Ohio Gas Co.(d)
$150,000	1.300%		06/15/25	$ 137,489

				227,572

Hand/Machine Tools(c) – 0.0%
Stanley Black & Decker, Inc.
10,000	4.850		11/15/48	8,635

Healthcare Providers & Services – 2.1%
Baxter International, Inc.(c)
179,000	1.915		02/01/27	159,054
Centene Corp.(c)
70,000	4.625		12/15/29	64,497
CommonSpirit Health(c)
635,000	3.910		10/01/50	490,616
610,000	6.461		11/01/52	695,761
DH Europe Finance II S.a.r.l.(c)
700,000	2.200		11/15/24	670,082
275,000	2.600		11/15/29	242,085
Elevance Health, Inc.(c)
25,000	6.100		10/15/52	27,392
GE HealthCare Technologies, Inc.(c)
250,000	6.377		11/22/52	278,063
HCA, Inc.(c)
60,000	5.875		02/15/26	60,051
10,000	5.250		06/15/26	9,894
5,000	5.500		06/15/47	4,695
15,000	4.625	(d)	03/15/52	12,317
Humana, Inc.(c)
175,000	5.500		03/15/53	174,230
Laboratory Corp. of America Holdings(c)
70,000	1.550		06/01/26	62,448
PerkinElmer, Inc.(c)
10,000	3.300		09/15/29	8,944
STERIS Irish FinCo UnLtd Co.(c)
218,000	2.700		03/15/31	182,010
Thermo Fisher Scientific, Inc.(c)
100,000	1.750		10/15/28	86,156
UnitedHealth Group, Inc.
1,800,000	5.300	(c)	02/15/30	1,842,588
1,525,000	5.350	(c)	02/15/33	1,584,399
10,000	6.875		02/15/38	11,928
25,000	4.250	(c)	06/15/48	22,037
429,000	5.050	(c)	04/15/53	425,881

				7,115,128

Home Builders(c) – 0.0%
PulteGroup, Inc.
60,000	5.500		03/01/26	59,694

Household Products(c) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	7,193

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(c)(d)
536,000	4.250		02/15/29	462,691

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc.(c)
$250,000	3.400%	06/30/30	$ 221,572
10,000	4.750	04/01/48	8,976
Berkshire Hathaway Finance Corp.(c)
35,000	3.850	03/15/52	28,953
Brown & Brown, Inc.(c)
10,000	2.375	03/15/31	8,065
Fairfax Financial Holdings Ltd.(c)
5,000	4.850	04/17/28	4,807
Fidelity National Financial, Inc.(c)
35,000	3.400	06/15/30	30,599
Great-West Lifeco Finance 2018 LP(c)(d)
115,000	4.047	05/17/28	108,129
Marsh & McLennan Cos., Inc.(c)
575,000	4.375	03/15/29	558,710
MetLife, Inc.
5,000	6.500	12/15/32	5,516
Reinsurance Group of America, Inc.(c)
50,000	3.900	05/15/29	45,525
The Allstate Corp.(c)
70,000	0.750	12/15/25	62,736

			1,546,279

Internet(c) – 0.9%
Amazon.com, Inc.
20,000	1.000	05/12/26	17,984
10,000	3.875	08/22/37	9,132
eBay, Inc.
20,000	6.300	11/22/32	21,006
Expedia Group, Inc.
260,000	4.625	08/01/27	252,296
200,000	3.250	02/15/30	173,976
81,000	2.950	03/15/31	68,555
Meta Platforms, Inc.
950,000	3.500	08/15/27	902,015
769,000	3.850	08/15/32	714,240
580,000	5.750	05/15/63	599,656
Prosus NV(d)
200,000	3.832	02/08/51	121,608

			2,880,468

Iron/Steel – 0.1%
ArcelorMittal SA
15,000	6.750	03/01/41	15,235
Nucor Corp.(c)
5,000	3.125	04/01/32	4,329
Steel Dynamics, Inc.(c)
150,000	2.400	06/15/25	140,263
275,000	1.650	10/15/27	234,899

			394,726

Leisure Time(c) – 0.0%
Brunswick Corp.
10,000	5.100	04/01/52	7,488

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – 0.3%
Hyatt Hotels Corp.
$475,000	1.800%		10/01/24	$ 452,775
54,000	4.375		09/15/28	51,016
Marriott International, Inc.
475,000	5.000		10/15/27	471,528

				975,319

Machinery - Construction & Mining – 0.0%
Caterpillar Financial Services Corp.
5,000	1.150		09/14/26	4,448

Machinery-Diversified(c) – 0.1%
CNH Industrial Capital LLC
10,000	1.450		07/15/26	8,853
Otis Worldwide Corp.
175,000	2.293		04/05/27	158,895
25,000	2.565		02/15/30	21,559
Westinghouse Air Brake Technologies Corp.
5,000	4.950		09/15/28	4,843

				194,150

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital(c)
10,000	2.250		01/15/29	8,328
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
425,000	4.908		07/23/25	416,780
30,000	5.375		04/01/38	25,520
5,000	6.484		10/23/45	4,708
Comcast Corp.
256,000	3.300	(c)	02/01/27	243,031
15,000	3.550	(c)	05/01/28	14,213
50,000	7.050		03/15/33	57,680
6,000	6.500		11/15/35	6,736
75,000	3.750	(c)	04/01/40	63,184
Fox Corp.(c)
300,000	4.030		01/25/24	296,691
20,000	5.476		01/25/39	18,690
5,000	5.576		01/25/49	4,676
NBCUniversal Media LLC
458,000	4.450		01/15/43	410,853
The Walt Disney Co.(c)
5,000	3.375		11/15/26	4,758
Time Warner Cable LLC
20,000	7.300		07/01/38	20,389

				1,596,237

Mining(c) – 0.2%
Freeport-McMoRan, Inc.
20,000	4.125		03/01/28	18,779
5,000	5.400		11/14/34	4,827
10,000	5.450		03/15/43	9,324
Glencore Funding LLC(d)
450,000	1.625		04/27/26	405,720
250,000	2.625		09/23/31	201,148

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
Newcrest Finance Pty Ltd.(d)
$150,000	3.250%		05/13/30	$ 132,524

				772,322

Miscellaneous Manufacturing – 0.2%
3M Co.(c)
70,000	2.375		08/26/29	60,114
Carlisle Cos., Inc.(c)
5,000	2.750		03/01/30	4,263
GE Capital International Funding Co.
450,000	4.418		11/15/35	426,663
General Electric Co.
30,000	6.750		03/15/32	33,841

				524,881

Multi-National(c)(d) – 0.1%
The African Export-Import Bank
270,000	2.634		05/17/26	243,062
240,000	3.798		05/17/31	193,395

				436,457

Office & Business Equipment(c) – 0.0%
CDW LLC/CDW Finance Corp.
45,000	3.250		02/15/29	38,844

Oil Field Services – 1.0%
Aker BP ASA(c)(d)
404,000	2.000		07/15/26	362,182
BP Capital Markets America, Inc.(c)
225,000	4.234		11/06/28	218,774
Devon Energy Corp.(c)
221,000	5.875		06/15/28	220,253
165,000	5.600		07/15/41	155,361
Diamondback Energy, Inc.(c)
30,000	6.250		03/15/33	31,069
Ecopetrol SA(c)
40,000	6.875		04/29/30	36,306
330,000	8.875		01/13/33	325,306
EQT Corp.(c)
145,000	3.900		10/01/27	134,480
30,000	7.000		02/01/30	31,412
610,000	3.625	(d)	05/15/31	524,801
Exxon Mobil Corp.(c)
60,000	3.043		03/01/26	57,385
Halliburton Co.
5,000	6.700		09/15/38	5,484
Hess Corp.
5,000	5.600		02/15/41	4,783
Marathon Petroleum Corp.(c)
5,000	6.500		03/01/41	5,146
Occidental Petroleum Corp.
278,000	7.875		09/15/31	310,067
Petroleos de Venezuela SA(g)
4,280,000	0.000		10/28/22	128,400
1,110,000	5.375		04/12/27	38,850

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Phillips 66(c)
$100,000	3.850%	04/09/25	$ 97,289
200,000	1.300	02/15/26	180,910
QatarEnergy(c)(d)
210,000	3.300	07/12/51	153,550
Saudi Arabian Oil Co.
200,000	3.500	04/16/29	183,770
Shell International Finance B.V.
35,000	6.375	12/15/38	39,228
Shell International Finance BV(c)
20,000	2.375	11/07/29	17,535
TotalEnergies Capital International SA(c)
15,000	3.455	02/19/29	14,006
50,000	2.829	01/10/30	44,768
15,000	3.127	05/29/50	10,894
Valero Energy Corp.
15,000	7.500	04/15/32	16,948

			3,348,957

Packaging(c) – 0.1%
Berry Global, Inc.
375,000	1.570	01/15/26	338,452
WRKCo, Inc.
55,000	4.900	03/15/29	53,199

			391,651

Pharmaceuticals – 1.8%
AbbVie, Inc.(c)
800,000	4.500	05/14/35	759,256
225,000	4.450	05/14/46	198,205
25,000	4.875	11/14/48	23,583
AmerisourceBergen Corp.(c)
250,000	3.450	12/15/27	234,030
AstraZeneca PLC(c)
70,000	0.700	04/08/26	62,546
Bayer US Finance II LLC(c)(d)
950,000	3.875	12/15/23	939,987
Becton Dickinson & Co.(c)
10,000	1.957	02/11/31	8,102
5,000	4.298	08/22/32	4,747
Bristol-Myers Squibb Co.(c)
15,000	3.200	06/15/26	14,359
CVS Health Corp.(c)
1,363,000	4.780	03/25/38	1,256,454
29,000	5.125	07/20/45	26,799
GlaxoSmithKline Capital, Inc.
15,000	3.875	05/15/28	14,434
Johnson & Johnson(c)
15,000	2.900	01/15/28	14,130
Pfizer Investment Enterprises Pte Ltd.(c)
850,000	4.750	05/19/33	847,152
Pfizer, Inc.
40,000	2.750	06/03/26	37,808
PRA Health Sciences, Inc.(c)(d)
200,000	2.875	07/15/26	182,316

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
The Cigna Group(c)
$1,309,000	2.400%		03/15/30	$ 1,112,113
325,000	4.900		12/15/48	302,279
35,000	3.400		03/15/50	25,574
Viatris, Inc.(c)
20,000	4.000		06/22/50	13,230
Wyeth LLC
45,000	6.500		02/01/34	50,523

				6,127,627

Pipelines – 1.6%
Cheniere Energy Partners LP(c)(d)
230,000	5.950		06/30/33	230,929
DCP Midstream Operating LP(c)
455,000	3.250		02/15/32	385,239
Enbridge Energy Partners LP
10,000	7.500		04/15/38	11,250
Energy Transfer LP(c)
875,000	4.200		09/15/23	871,929
200,000	4.250		04/01/24	196,966
725,000	5.500		06/01/27	721,810
550,000	5.250		04/15/29	536,860
5,000	6.125		12/15/45	4,763
75,000	5.400		10/01/47	66,329
5,000	6.000		06/15/48	4,747
20,000	6.250		04/15/49	19,533
Galaxy Pipeline Assets Bidco Ltd.(d)
200,000	2.625		03/31/36	161,322
Kinder Morgan, Inc.
500	7.750		01/15/32	565
27,000	5.450	(c)	08/01/52	24,655
MPLX LP(c)
225,000	4.800		02/15/29	217,328
200,000	4.500		04/15/38	172,356
10,000	4.700		04/15/48	8,237
NuStar Logistics LP(c)
165,000	5.750		10/01/25	161,415
Plains All American Pipeline LP/PAA Finance Corp.(c)
425,000	3.850		10/15/23	422,288
Sabine Pass Liquefaction LLC(c)(d)
25,000	5.900		09/15/37	25,212
Targa Resources Corp.(c)
235,000	4.200		02/01/33	208,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
25,000	5.500		03/01/30	24,057
15,000	4.875		02/01/31	13,862
20,000	4.000		01/15/32	17,345
The Williams Cos., Inc.(c)
450,000	3.900		01/15/25	437,332
425,000	5.650		03/15/33	430,805
20,000	5.300		08/15/52	18,480

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(c)
$10,000	5.500%	02/01/50	$ 8,304

			5,402,276

Real Estate Investment Trust(c) – 1.8%
Alexandria Real Estate Equities, Inc.
350,000	3.375	08/15/31	300,317
American Homes 4 Rent LP
180,000	2.375	07/15/31	143,323
American Tower Corp.
925,000	3.375	05/15/24	905,334
10,000	3.375	10/15/26	9,349
5,000	3.125	01/15/27	4,610
10,000	2.300	09/15/31	7,959
Boston Properties LP
10,000	2.750	10/01/26	8,857
35,000	3.400	06/21/29	29,474
Crown Castle, Inc.
35,000	4.450	02/15/26	34,127
30,000	1.050	07/15/26	26,320
CubeSmart LP
50,000	2.250	12/15/28	42,215
265,000	2.500	02/15/32	210,466
Equinix, Inc.
20,000	1.450	05/15/26	17,880
10,000	2.500	05/15/31	8,141
GLP Capital LP/GLP Financing II, Inc.
60,000	5.375	04/15/26	58,768
Host Hotels & Resorts LP
25,000	3.375	12/15/29	21,401
224,000	2.900	12/15/31	176,917
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	255,345
Kilroy Realty LP
397,000	4.750	12/15/28	351,837
25,000	3.050	02/15/30	19,587
NNN REIT, Inc.
235,000	3.900	06/15/24	230,126
400,000	4.000	11/15/25	380,756
Omega Healthcare Investors, Inc.
5,000	3.375	02/01/31	3,969
Prologis LP
10,000	2.875	11/15/29	8,777
600,000	1.750	07/01/30	482,640
Public Storage
65,000	0.875	02/15/26	58,291
10,000	1.950	11/09/28	8,583
Regency Centers LP
700,000	2.950	09/15/29	600,285
Simon Property Group LP
60,000	3.300	01/15/26	57,121
Trust Fibra Uno(d)
300,000	5.250	12/15/24	293,778
UDR, Inc.
150,000	2.100	08/01/32	114,061

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
VICI Properties LP
$15,000	5.625%		05/15/52	$ 13,575
VICI Properties LP/VICI Note Co., Inc.(d)
765,000	3.750		02/15/27	704,634
Welltower OP LLC
5,000	4.125		03/15/29	4,638
Weyerhaeuser Co.
5,000	4.000		11/15/29	4,622
WP Carey, Inc.
155,000	4.600		04/01/24	152,870
105,000	4.000		02/01/25	101,928
425,000	3.850		07/15/29	384,961

				6,237,842

Retailing – 1.4%
Arko Corp.(c)(d)
470,000	5.125		11/15/29	383,059
AutoNation, Inc.(c)
317,000	4.500		10/01/25	305,376
450,000	4.750		06/01/30	421,218
CK Hutchison International 20 Ltd.(c)(d)
200,000	2.500		05/08/30	172,728
Dollar Tree, Inc.(c)
975,000	4.000		05/15/25	944,648
Lowe’s Cos., Inc.(c)
125,000	3.100		05/03/27	116,741
425,000	1.700		09/15/28	361,369
650,000	1.700		10/15/30	521,046
400,000	3.750		04/01/32	361,672
550,000	5.000		04/15/33	544,049
McDonald’s Corp.
30,000	6.300		03/01/38	33,097
75,000	4.450	(c)	09/01/48	67,401
Starbucks Corp.(c)
375,000	4.000		11/15/28	359,947
The Home Depot, Inc.
125,000	3.250	(c)	04/15/32	112,328
45,000	5.875		12/16/36	49,025
10,000	5.950	(c)	04/01/41	11,002
Walgreens Boots Alliance, Inc.(c)
15,000	4.100		04/15/50	10,681
Walmart, Inc.(c)
75,000	1.050		09/17/26	66,956

				4,842,343

Semiconductors – 1.2%
Broadcom, Inc.(c)(d)
65,000	4.000		04/15/29	60,115
302,000	4.150		04/15/32	273,464
475,000	3.419		04/15/33	397,660
225,000	3.469		04/15/34	184,415
651,000	3.137		11/15/35	498,978
650,000	3.500		02/15/41	486,570
Intel Corp.(c)
10,000	2.600		05/19/26	9,410

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Intel Corp.(c) – (continued)
$60,000	3.900%	03/25/30	$ 56,554
650,000	5.200	02/10/33	656,058
Microchip Technology, Inc.
625,000	2.670	09/01/23	621,644
Micron Technology, Inc.(c)
45,000	6.750	11/01/29	46,776
350,000	2.703	04/15/32	276,381
NXP B.V./NXP Funding LLC/NXP USA, Inc.(c)
5,000	3.875	06/18/26	4,806
275,000	3.400	05/01/30	243,567
Qorvo, Inc.(c)
10,000	4.375	10/15/29	9,043
Qualcomm, Inc.(c)
45,000	4.650	05/20/35	44,973
QUALCOMM, Inc.(c)
15,000	3.250	05/20/27	14,220

			3,884,634

Software(c) – 1.4%
Autodesk, Inc.
10,000	2.850	01/15/30	8,749
Fiserv, Inc.
60,000	3.200	07/01/26	56,299
Oracle Corp.
539,000	2.950	04/01/30	470,525
500,000	4.650	05/06/30	483,610
550,000	2.875	03/25/31	468,743
749,000	4.900	02/06/33	727,114
20,000	3.600	04/01/40	15,476
10,000	4.125	05/15/45	7,851
10,000	4.000	07/15/46	7,687
10,000	3.950	03/25/51	7,551
875,000	6.900	11/09/52	980,499
Salesforce, Inc.
10,000	2.900	07/15/51	7,039
ServiceNow, Inc.
550,000	1.400	09/01/30	435,820
Take-Two Interactive Software, Inc.
360,000	3.700	04/14/27	341,050
VMware, Inc.
175,000	1.800	08/15/28	146,991
Workday, Inc.
225,000	3.500	04/01/27	213,264
250,000	3.700	04/01/29	231,950
150,000	3.800	04/01/32	134,980

			4,745,198

Telecommunication Services – 1.8%
AT&T, Inc.(c)
55,000	1.700	03/25/26	50,108
336,000	2.300	06/01/27	302,350
100,000	1.650	02/01/28	86,031
500,000	2.750	06/01/31	421,975
694,000	2.550	12/01/33	543,117
175,000	4.900	08/15/37	164,180

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(c) – (continued)
$450,000	3.500%		06/01/41	$ 345,735
65,000	4.750		05/15/46	57,407
100,000	5.150		11/15/46	93,082
35,000	4.500		03/09/48	29,619
300,000	3.650		06/01/51	220,113
100,000	3.500		09/15/53	70,796
British Telecommunications PLC
30,000	9.625		12/15/30	36,812
Cisco Systems, Inc.
20,000	5.900		02/15/39	22,133
Deutsche Telekom International Finance B.V.
40,000	8.750		06/15/30	47,916
Motorola Solutions, Inc.(c)
10,000	2.750		05/24/31	8,200
Rogers Communications, Inc.(c)
25,000	4.350		05/01/49	19,865
T-Mobile USA, Inc.(c)
408,000	3.500		04/15/25	392,574
375,000	1.500		02/15/26	339,064
5,000	2.625		04/15/26	4,636
225,000	3.750		04/15/27	213,152
275,000	2.050		02/15/28	238,871
5,000	3.375		04/15/29	4,496
520,000	2.875		02/15/31	440,918
350,000	5.200		01/15/33	347,795
450,000	3.000		02/15/41	328,585
Verizon Communications, Inc.
467,000	4.329		09/21/28	449,983
975,000	2.550	(c)	03/21/31	814,300
80,000	2.875	(c)	11/20/50	52,089

				6,145,902

Toys/Games/Hobbies(c) – 0.0%
Hasbro, Inc.
5,000	3.900		11/19/29	4,528

Transportation – 0.4%
Canadian National Railway Co.(c)
40,000	2.450		05/01/50	25,552
Canadian Pacific Railway Co.
200,000	2.050	(c)	03/05/30	167,858
25,000	5.950		05/15/37	26,283
CSX Corp.(c)
625,000	3.800		03/01/28	596,825
600,000	4.100		11/15/32	567,738
FedEx Corp.(c)
5,000	4.550		04/01/46	4,298
5,000	4.050		02/15/48	3,995

				1,392,549

TOTAL CORPORATE OBLIGATIONS (Cost $144,399,347)				$133,414,994

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 8.9%
Automotive – 0.1%
World Omni Auto Receivables Trust Woart 2023 B, Class A2a
$500,000	5.250%	11/16/26	$ 497,305

Collateralized Loan Obligations(b) – 6.7%
AGL CLO 3 Ltd. Series 2020-3A, Class A(d) (3M USD LIBOR + 1.300%)
1,300,000	6.560	01/15/33	1,284,154
Ares LXIV CLO Ltd. Series 22-64A, Class A1(d) (TSFR3M + 1.440%)
1,925,000	6.426	04/15/35	1,887,715
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(d) (3M USD LIBOR + 1.090%)
2,009,000	6.340	04/20/31	1,992,339
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(d) (3M USD LIBOR + 4.280%)
500,000	9.540	01/15/32	471,376
CBAM Ltd. Series 2017-2A, Class AR(d) (3M USD LIBOR + 1.190%)
2,000,000	6.450	07/17/34	1,954,116
Dryden 68 CLO, Ltd. Series 19-68A, Class AR(d) (3M USD LIBOR + 1.170%)
2,200,000	6.430	07/15/35	2,155,894
Halseypoint CLO 5 Ltd. Series 2021-5A, Class A1A(d) (3M USD LIBOR + 1.210%)
1,300,000	6.509	01/30/35	1,271,707
Halseypoint CLO 7 Ltd.(d) (SOFR + 2.250%)
1,750,000	7.509	07/20/36	1,750,000
Logan CLO I Ltd. Series 2021-1A, Class A(d) (3M USD LIBOR + 1.160%)
1,900,000	6.410	07/20/34	1,865,365
Logan CLO III Ltd. Series 2022-1A, Class A(d) (SOFR + 1.540%)
800,000	6.596	04/21/35	792,110
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	6.679	02/20/31	485,972
Mountain View CLO LLC Series 2016-1A, Class AR(d) (3M USD LIBOR + 1.360%)
1,200,000	6.611	04/14/33	1,177,691
Neuberger Berman Loan Advisers CLO 44, Ltd. Series 2021-44A, Class D(d) (3M USD LIBOR + 2.850%)
550,000	8.110	10/16/34	507,653
Neuberger Berman Loan Advisers CLO Ltd. Series 2021-45A, Class A(d) (3M USD LIBOR + 1.130%)
460,000	6.381	10/14/35	451,615
Octagon Investment Partners 40 Ltd.(d) (3M USD LIBOR + 1.170%)
900,000	6.420	01/20/35	881,821
OHA Credit Funding 15 Ltd. Series 2023-15A, Class A(d) (3M USD LIBOR + 1.830%)
900,000	6.949	04/20/35	901,142
Pikes Peak CLO 3 Series 2019-3A, Class ARR(d) (3M USD LIBOR + 1.200%)
900,000	6.455	10/25/34	880,430

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(b) – (continued)
TCW CLO Ltd. Series 2023-1A, Class A1N (d) (TSFR3M + 2.070%)
$1,800,000	6.861%	04/28/36	$ 1,798,119

			22,509,219

Credit Card – 0.6%
Barclays Dryrock Issuance Trust Drock 2023 1 A
1,200,000	4.720	02/15/29	1,183,313
Discover Card Execution Note Trust Dcent 2023 A1, Class A
1,000,000	4.310	03/15/28	978,026

			2,161,339

Home Equity(b) – 0.4%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1M USD LIBOR + 0.675%)
242,672	5.825	10/25/35	230,911
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
396	4.599	01/25/32	390
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	5.750	11/25/32	221
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
484,507	5.380	04/25/37	447,315
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.440%)
2,449,683	5.590	04/25/37	621,533
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
57,877	5.350	01/25/37	57,437

			1,357,807

Student Loan(b) – 1.1%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
313,352	5.344	09/26/33	297,912
Navient Student Loan Trust Series 2017-2A, Class A(d) (1M USD LIBOR + 1.050%)
2,652,276	6.200	12/27/66	2,624,166
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1M USD LIBOR + 1.150%)
714,387	6.300	09/25/65	703,405
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
39,669	5.395	10/25/28	39,646

			3,665,129

TOTAL ASSET-BACKED SECURITIES (Cost $30,762,464)			$ 30,190,799

Principal Amount		Interest Rate		Maturity Date	Value

Agency Debentures – 1.7%
Sovereign – 1.7%
Federal Farm Credit Banks Funding Corp.
	$1,650,000	2.850%		03/28/34	$ 1,409,612
	1,700,000	3.500		09/01/32	1,591,829
	3,120,000	1.700		04/23/35	2,318,222
Republic Of Chile
	310,000	4.950	(c)	01/05/36	305,285

TOTAL AGENCY DEBENTURES (Cost $6,644,308)					$ 5,624,948

Municipal Debt Obligations – 1.2%
California(c) – 0.4%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 264,559
East Bay Municipal Utility Disrtict Water System RB Build America Sub Series 2010
	900,000	5.874		06/01/40	989,428

					1,253,987

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
	784,011	7.350	(c)	07/01/35	841,328
Illinois State GO Bonds Taxable-Pension Series 2003
	530,000	5.100		06/01/33	520,835

					1,362,163

New York(c) – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
	800,000	5.175		11/15/49	728,658
Port Authority of New York & New Jersey Consolidated Bonds -192 Series 2015
	375,000	4.810		10/15/65	364,692

					1,093,350

Ohio(c) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	240,000	6.270		02/15/50	263,244

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,085,095)					$ 3,972,744

Sovereign Debt Obligations – 0.8%
Euro – 0.1%
Republic of Ivory Coast
EUR	120,000	4.875%		01/30/32	$ 101,789
	130,000	6.625		03/22/48	100,226
Republic of Romania
	10,000	2.875		03/11/29	9,469
	190,000	3.624	(d)	05/26/30	180,981
	70,000	2.000	(d)	01/28/32	55,803
	70,000	3.375		01/28/50	47,690

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Romania – (continued)
EUR	80,000	3.375	%(d)	01/28/50	$ 54,502

					550,460

United States Dollar – 0.7%
Hungary Government International Bond
	$400,000	6.125		05/22/28	406,196
Israel Government AID Bond(h)
	40,000	5.500		09/18/33	43,958
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	174,598
Korea Hydro & Nuclear Power Co., Ltd.(d)
	220,000	4.250		07/27/27	214,003
Mexico Government International Bonds(c)
	200,000	6.338		05/04/53	203,600
Republic of Ecuador(d)(i)
	41,572	0.000		07/31/30	11,888
Republic of Indonesia
	200,000	3.850		10/15/30	187,390
Republic of Panama(c)
	200,000	4.500		01/19/63	146,016
Republic of Peru(c)
	20,000	2.780		12/01/60	12,143
	100,000	3.230	(j)	07/28/21	60,005
Republic of Romania(d)
	20,000	3.000		02/27/27	18,080
Republic of Romania (d)
	130,000	3.000		02/14/31	107,583
Republic of Romania (d)
	230,000	4.000		02/14/51	163,686
United Mexican States(c)
	221,000	3.500		02/12/34	184,429
	624,000	3.771		05/24/61	425,319

					2,358,894

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,605,667)					$ 2,909,354

U.S. Treasury Obligations – 3.9%
United States Treasury Bonds
	$2,112,600	3.500%		04/30/30	$ 2,051,863
	10,592,300	4.375	(k)	05/15/41	11,146,741

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,377,585)					$ 13,198,604

Shares		Description			Value

Exchange Traded Funds – 0.9%
	37,398	Vanguard Intermediate-Term Corporate Bond ETF			$ 2,955,564
(Cost $2,959,023)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 0.3%
Certificates of Deposit – 0.3%
Banco Santander SA (SOFR + 0.490%)
$1,000,000	5.320%	02/09/24	$ 999,501
(Cost $1,000,000)

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000)			$ 999,501

TOTAL INVESTMENTS – 107.3% (Cost $384,653,627)			$363,091,576

OTHER ASSETS IN EXCESS OF LIABILITIES – (7.3)%			(24,605,582)

NET ASSETS – 100.0%			$338,485,994

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $27,432,308 which represents approximately 8.1% of net assets as of June 30, 2023.

(g)	Security is currently in default and/or non-income producing.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $43,958, which represents approximately 0% of the Fund’s net assets as of June 30, 2023

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,828,188	USD	1,186,237	07/03/23	$31,711
	AUD	3,567,455	USD	2,369,750	08/30/23	10,896
	CAD	352,913	EUR	242,926	09/20/23	577
	CAD	2,213,391	USD	1,632,721	08/29/23	39,680
	CAD	1,641,898	USD	1,231,052	09/20/23	9,930
	CHF	211,102	EUR	215,503	07/12/23	854
	CHF	1,319,778	EUR	1,346,606	07/25/23	7,249
	CHF	1,071,801	USD	1,198,341	09/11/23	8,291
	CHF	3,329,462	USD	3,716,951	09/20/23	34,996
	CZK	10,868,340	EUR	455,531	07/25/23	535
	EUR	2,120,584	CZK	50,423,735	07/25/23	5,325
	EUR	278,000	NZD	494,729	09/20/23	1,080
	EUR	206,857	SEK	2,395,719	07/12/23	3,609
	EUR	890,000	SEK	10,436,879	07/25/23	3,585
	EUR	278,000	SEK	3,234,109	09/20/23	3,554
	EUR	209,748	USD	228,443	07/17/23	638
	EUR	2,269,008	USD	2,468,217	07/31/23	11,730
	EUR	308,738	USD	332,029	09/20/23	6,239
	GBP	206,937	USD	262,009	07/17/23	834
	GBP	849,768	USD	1,072,028	08/03/23	7,434
	GBP	559,299	USD	701,648	08/08/23	8,832
	GBP	773,694	USD	973,583	09/20/23	9,204
	JPY	506,309,389	USD	3,643,272	09/20/23	484,675
	KRW	225,688,631	USD	171,214	07/31/23	315
	MXN	29,748,054	USD	1,664,296	08/14/23	58,319
	MXN	5,857,886	USD	330,683	09/12/23	6,791
	MXN	5,481,298	USD	310,000	09/21/23	5,248
	NOK	8,951,901	USD	810,538	07/03/23	23,552
	NOK	3,770,335	USD	350,873	07/17/23	620
	NOK	11,431,881	USD	1,052,964	07/31/23	13,368
	NOK	2,919,327	USD	270,303	09/20/23	2,446
	NZD	2,755,187	AUD	2,520,746	07/25/23	10,127
	NZD	488,589	AUD	442,000	09/20/23	4,632
	NZD	490,913	AUD	448,200	09/21/23	1,909
	NZD	1,894,416	USD	1,143,949	07/03/23	18,636
	NZD	688,345	USD	418,049	07/10/23	4,368
	NZD	4,737,033	USD	2,892,788	07/31/23	13,936
	NZD	2,561,372	USD	1,559,618	09/20/23	11,758
	NZD	509,600	USD	310,490	09/21/23	2,143
	PLN	1,247,960	CZK	6,673,214	09/20/23	471
	SEK	5,211,533	EUR	441,938	07/25/23	911
	SEK	3,509,034	USD	321,930	07/03/23	3,464
	SEK	2,588,416	USD	239,699	07/17/23	491
	SEK	2,772,906	USD	255,963	07/24/23	1,439
	SEK	3,354,732	USD	309,406	08/01/23	2,118
	SEK	2,630,692	USD	243,800	09/20/23	1,069
	SGD	651,246	USD	483,000	09/20/23	39
	USD	1,010,489	AUD	1,496,765	07/03/23	13,338
	USD	603,000	AUD	894,323	09/20/23	5,883
	USD	302,000	CHF	267,346	09/20/23	730
	USD	560,786	CLP	443,946,511	07/13/23	8,022
	USD	1,833,593	CNH	12,993,274	09/20/23	33,954

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	188,995	EUR	172,704	07/12/23	$425
	USD	303,852	EUR	276,995	07/25/23	1,191
	USD	926,961	EUR	846,100	07/31/23	2,204
	USD	14,219,229	EUR	12,906,731	09/19/23	78,684
	USD	1,533,109	EUR	1,396,487	09/20/23	3,047
	USD	393,993	GBP	309,150	07/17/23	1,323
	USD	2,142,473	GBP	1,678,373	09/20/23	10,514
	USD	260,560	ILS	929,935	09/20/23	8,899
	USD	195,126	JPY	27,153,070	08/02/23	5,952
	USD	1,264,547	JPY	175,061,503	08/31/23	39,722
	USD	306,672	JPY	42,986,010	09/20/23	4,955
	USD	850,961	JPY	114,369,136	11/22/23	39,504
	USD	1,349,130	KRW	1,744,290,552	07/17/23	24,340
	USD	1,315,851	KRW	1,721,922,187	07/24/23	7,566
	USD	899,333	KRW	1,153,559,521	09/20/23	19,990
	USD	9,386	MXN	155,047	08/14/23	407
	USD	405,269	NOK	4,293,349	07/03/23	5,237
	USD	498,257	NOK	5,205,069	07/17/23	13,009
	USD	359,550	NOK	3,850,637	07/31/23	373
	USD	1,409,975	NOK	15,098,523	08/23/23	526
	USD	1,468,224	NZD	2,373,442	07/03/23	11,664
	USD	218,384	NZD	353,395	07/10/23	1,516
	USD	215,053	NZD	346,508	07/17/23	2,417
	USD	277,000	NZD	445,990	07/18/23	3,318
	USD	277,685	NZD	452,463	07/31/23	47
	USD	977,174	NZD	1,580,389	09/15/23	7,603
	USD	240,277	NZD	391,218	09/20/23	269
	USD	589,731	SEK	6,336,779	07/03/23	2,120
	USD	1,865,457	SEK	20,053,923	07/17/23	4,570
	USD	6,111,293	SEK	65,065,918	08/17/23	64,647
	USD	1,082,631	SEK	11,612,143	09/20/23	1,753
	USD	269,976	SGD	361,697	07/07/23	2,460
	USD	1,404,840	SGD	1,891,400	07/25/23	4,939
	USD	424,000	TRY	10,749,053	09/20/23	25,993
	USD	290,411	ZAR	5,385,589	09/20/23	6,620
	ZAR	11,278,686	USD	578,802	08/16/23	17,559
	ZAR	3,995,729	USD	208,333	09/20/23	2,220

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	2,190,684	NZD	2,403,856	07/25/23	$(14,587)
	AUD	453,249	USD	308,180	07/03/23	(6,224)
	AUD	3,091,661	USD	2,075,767	09/20/23	(11,541)
	CAD	703,579	USD	535,557	09/20/23	(3,777)
	CHF	524,854	USD	592,411	09/20/23	(956)
	CLP	244,541,930	USD	306,867	07/13/23	(2,383)
	CNH	17,023,955	USD	2,389,301	09/20/23	(31,391)
	CZK	35,137,572	EUR	1,482,518	07/25/23	(8,952)
	EUR	215,476	CHF	211,102	07/12/23	(883)
	EUR	1,735,773	CHF	1,699,230	07/25/23	(7,146)
	EUR	153,749	CZK	3,667,368	07/25/23	(141)
	EUR	278,000	CZK	6,664,021	09/20/23	(224)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	721,000	GBP	624,149	09/20/23	$(2,865)
	EUR	962,724	SEK	11,370,924	07/25/23	(3,661)
	EUR	555,330	SEK	6,545,959	09/20/23	(862)
	EUR	767,289	USD	844,018	07/17/23	(6,007)
	EUR	487,269	USD	534,312	07/31/23	(1,745)
	EUR	11,585,891	USD	12,764,072	09/19/23	(70,632)
	EUR	952,220	USD	1,048,477	09/20/23	(5,177)
	GBP	244,949	EUR	284,000	09/20/23	(18)
	GBP	873,758	USD	1,111,260	07/17/23	(1,447)
	GBP	1,512,063	USD	1,933,226	09/20/23	(12,522)
	ILS	654,749	USD	181,000	09/20/23	(3,810)
	JPY	43,318,595	USD	306,672	08/02/23	(4,874)
	JPY	193,753,667	USD	1,399,569	08/31/23	(43,963)
	JPY	33,585,583	USD	245,004	09/20/23	(9,268)
	JPY	54,643,994	USD	400,088	11/22/23	(12,384)
	KRW	1,496,215,651	USD	1,172,525	07/17/23	(36,148)
	KRW	1,559,091,216	USD	1,205,042	07/24/23	(20,473)
	KRW	1,870,557,116	USD	1,430,385	07/31/23	(8,720)
	NOK	5,812,208	EUR	497,672	09/20/23	(2,247)
	NOK	9,430,801	USD	887,231	07/17/23	(8,035)
	NOK	2,999,018	USD	279,936	07/31/23	(196)
	NOK	13,836,720	USD	1,292,142	08/23/23	(482)
	NZD	1,071,754	AUD	987,936	07/25/23	(980)
	NZD	349,379	EUR	196,355	09/20/23	(795)
	NZD	2,763,905	USD	1,706,497	07/03/23	(10,314)
	NZD	1,565,384	USD	967,248	07/10/23	(6,617)
	NZD	333,450	USD	206,451	07/17/23	(1,829)
	NZD	1,290,317	USD	798,706	07/18/23	(6,904)
	NZD	1,247,283	USD	766,054	07/31/23	(700)
	NZD	1,879,010	USD	1,161,814	09/15/23	(9,039)
	PLN	1,225,546	USD	302,000	09/20/23	(1,785)
	SEK	8,240,874	EUR	703,323	07/25/23	(3,472)
	SEK	9,038,596	EUR	776,120	09/20/23	(9,028)
	SEK	2,827,225	USD	265,119	07/03/23	(2,949)
	SEK	1,943,275	USD	180,991	07/12/23	(712)
	SEK	18,409,224	USD	1,724,194	07/17/23	(15,926)
	SEK	13,684,211	USD	1,271,280	07/24/23	(1,007)
	SEK	64,008,149	USD	6,015,275	08/17/23	(641,108)
	SEK	11,557,987	USD	1,082,607	09/20/23	(6,770)
	SGD	360,995	USD	268,950	07/07/23	(1,952)
	SGD	1,853,522	USD	1,380,949	07/25/23	(9,083)
	SGD	1,735,987	USD	1,292,643	09/20/23	(5,034)
	TRY	11,088,835	USD	421,000	09/20/23	(10,411)
	TWD	18,567,308	USD	605,193	07/13/23	(9,269)
	USD	478,956	AUD	731,061	07/03/23	(8,080)
	USD	2,397,158	AUD	3,608,716	08/30/23	(11,022)
	USD	1,878,100	CAD	2,546,039	08/29/23	(45,644)
	USD	2,996,722	CAD	3,988,567	09/20/23	(17,923)
	USD	1,087,711	CHF	972,853	09/11/23	(7,525)
	USD	484,000	CHF	434,197	09/20/23	(5,294)
	USD	302,000	CLP	243,698,900	07/13/23	(1,434)
	USD	113,295	CZK	2,507,361	09/20/23	(1,393)
	USD	2,427,283	EUR	2,229,885	07/17/23	(8,132)
	USD	168,392	EUR	154,122	07/31/23	(58)
	USD	2,650,683	EUR	2,443,027	09/20/23	(26,019)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	308,367	EUR	285,688	09/21/23	$(4,662)
	USD	1,542,834	GBP	1,223,517	07/17/23	(11,229)
	USD	195,189	GBP	154,863	08/03/23	(1,533)
	USD	747,947	GBP	596,204	08/08/23	(9,415)
	USD	2,676,900	GBP	2,134,125	09/20/23	(33,978)
	USD	601,699	JPY	85,651,888	10/03/23	(764)
	USD	171,214	KRW	225,491,735	07/31/23	(165)
	USD	1,297,503	MXN	22,875,319	08/14/23	(27,133)
	USD	120,562	MXN	2,101,810	09/12/23	(524)
	USD	650,730	MXN	11,466,677	09/20/23	(8,881)
	USD	426,554	NOK	4,624,458	07/03/23	(4,328)
	USD	1,373,501	NOK	14,943,001	07/17/23	(19,575)
	USD	229,808	NOK	2,470,027	07/31/23	(590)
	USD	1,443,859	NOK	15,824,042	09/20/23	(34,563)
	USD	1,383,870	NZD	2,285,369	07/03/23	(18,640)
	USD	1,157,051	NZD	1,887,214	07/10/23	(1,077)
	USD	1,617,137	NZD	2,649,882	07/18/23	(8,961)
	USD	418,049	NZD	688,405	07/31/23	(4,368)
	USD	4,874,647	NZD	7,980,396	09/20/23	(21,242)
	USD	85,809	PLN	359,961	09/20/23	(2,369)
	USD	1,049,539	SEK	11,368,363	07/17/23	(5,378)
	USD	3,016,773	SEK	32,509,141	09/20/23	(9,232)
	USD	917,700	SGD	1,240,930	07/25/23	(762)
	USD	564,522	TWD	17,609,129	07/13/23	(649)
	USD	518,119	ZAR	10,160,237	08/16/23	(19,103)
	USD	408,808	ZAR	7,883,091	09/20/23	(6,588)
	ZAR	12,335,076	USD	660,668	08/16/23	(8,451)
	ZAR	8,622,730	USD	459,184	09/20/23	(4,813)

TOTAL						$(1,500,922)

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	3.000%	TBA - 30yr	07/20/23	$(3,000,000)	$(2,680,061)
UMBS, 30 Year, Single Family	2.000	TBA - 30yr	07/13/23	(13,000,000)	(10,593,523)
UMBS, 30 Year, Single Family	3.000	TBA - 30yr	07/13/23	(6,000,000)	(5,279,062)
UMBS, 30 Year, Single Family	4.500	TBA - 30yr	07/13/23	(6,000,000)	(5,765,627)
UMBS, 30 Year, Single Family	5.000	TBA - 30yr	07/13/23	(5,000,000)	(4,898,633)
UMBS, 30 Year, Single Family	5.500	TBA - 30yr	07/13/23	(7,000,000)	(6,966,362)
UMBS, 30 Year, Single Family	6.000	TBA - 30yr	07/13/23	(5,000,000)	(5,043,554)

(PROCEEDS RECEIVABLE: $(41,477,578))					$(41,226,822)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	206	09/29/23	$41,888,813	$(242,837)
20 Year U.S. Treasury Bonds	20	09/20/23	2,538,125	(3,789)
5 Year U.S. Treasury Notes	162	09/29/23	17,349,188	(151,308)
Ice 3M Sonia Index	156	12/17/24	46,610,181	(463,129)
Ice 3M Sonia Index	18	09/17/24	5,366,096	(15,401)
Ultra Long U.S. Treasury Bonds	157	09/20/23	21,386,344	208,617

Total				$(667,847)

Short position contracts:
10 Year U.S. Treasury Notes	(144)	09/20/23	(16,851,328)	145,312
3M EuriBor	(7)	09/18/23	(1,834,935)	3,127
5 Year German Euro-Bobl	(50)	09/07/23	(6,313,140)	38,365
5 Year German Euro-Bund	(5)	09/07/23	(729,686)	(4,547)
5 Year German Euro-Oat	(1)	09/07/23	(140,110)	(1,082)
Euro Buxl 30 Year Bonds	(1)	09/07/23	(152,332)	762
Ice 3M Sonia Index	(138)	12/19/23	(41,207,985)	264,202
Long Gilt Future	(1)	09/27/23	(121,031)	11

Total				$446,150

TOTAL FUTURES CONTRACTS				$(221,697)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12.300%(b)	12M BID Average(b)	01/02/24	BRL	140	$122	$(23)	$145
12M BID Average(b)	13.950%(b)	01/02/24		2,500	3,628	(8,562)	12,190
11.814(b)	1M BID Average(b)	01/02/24		2	6	1	5
12M BID Average(b)	12.060(b)	01/02/25		4,500	3,915	(6,328)	10,243
12M BID Average(b)	12.063(b)	01/02/25		5,320	15,900	—	15,900
13.300(b)	12M BID Average(b)	01/02/25		3,370	(25,371)	(19)	(25,352)
12M GBP(c)	4.000(c)	03/07/25	GBP	21,580	(521,005)	(842,777)	321,772
4.000(c)	12M SOFR(c)	03/11/25		$25,820	153,936	59,466	94,470
3.270(c)	12M SOFR(c)	05/14/25		23,260	238,836	138,606	100,230
Mexico Interbank TIIE 28 Days(b)	9.250(b)	09/17/25	MXN	10,850	(590)	193	(783)
3.500(d)	12M EURO(d)	09/20/25	EUR	10,860	9,770	3,521	6,249
3M CNRR(e)	2.500(e)	09/20/25	CNY	25,750	8,456	812	7,644
3M STIBOR(e)	3.500(d)	09/20/25	SEK	166,210	(138,618)	(97,665)	(40,953)
3.500(e)	3M AUDOR(e)	09/20/25	AUD	17,760	214,338	188,399	25,939
9.250(e)	3M JIBAR(e)	09/20/25	ZAR	20,085	(15,431)	(15,612)	181
5.000(f)	3M NZDOR(e)	09/20/25	NZD	10,610	41,692	25,349	16,343
12M CDOR(f)	4.250(f)	09/20/25	CAD	19,150	(94,057)	(104,499)	10,442
12M BID Average(b)	10.850(b)	01/02/26	BRL	2,250	7,545	76	7,469
3.500(f)	6M AUDOR(f)	05/17/26	AUD	11,500	123,048	27,590	95,458
12M SOFR(d)	3.000(d)	05/20/26		$5,930	(101,428)	(29,191)	(72,237)
12M BID Average(c)	11.230(c)	01/04/27	BRL	1,610	9,439	(11,935)	21,374

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M BID Average(b)	13.030%(b)	01/04/27	BRL	930	$20,040	$—	$20,040
12M LIBOR(d)	3.350(d)	10/06/27		$56,540	81,937	80,507	1,430
3.190%(f)	12M CDOR(f)	03/24/28	CAD	2,560	(2,564)	(5,390)	2,826
12M SOFR(d)	2.920(d)	03/27/28		$1,930	(20,069)	1,782	(21,851)
12M EURO(d)	3.000(d)	04/13/28	EUR	5,380	(88)	74,534	(74,622)
12M EURO(d)	2.673(d)	04/22/28		20,080	34,210	83,326	(49,116)
2.852(d)	3M EURO(e)	04/22/28		20,080	(24,519)	(71,844)	47,325
Mexico Interbank TIIE 28 Days(b)	8.250(b)	09/13/28	MXN	21,995	6,734	528	6,206
3.000(d)	12M EURO(d)	09/20/28	EUR	2,150	(5,147)	(17,922)	12,775
0.500(d)	12M JYOR(d)	09/20/28	JPY	3,605,000	(280,457)	(294,302)	13,845
12M CHFOR(d)	2.000(d)	09/20/28	CHF	1,700	16,786	11,226	5,560
3M CNRR(e)	2.500(e)	09/20/28	CNY	13,330	5,831	(1,787)	7,618
3M KWCDC(e)	3.250(e)	09/20/28	KRW	2,139,190	(17,206)	(2,454)	(14,752)
12M GBP(d)	3.500(d)	09/20/28	GBP	360	(29,312)	(25,735)	(3,577)
12M SOFR(d)	3.600(d)	09/20/28		$1,060	(9,666)	3,056	(12,722)
12M SOFR(d)	3.750(d)	09/20/28		7,930	(19,464)	45,417	(64,881)
3M NZDOR(e)	4.500(f)	09/20/28	NZD	4,420	(13,878)	(8,863)	(5,015)
3.750(f)	6M AUDOR(f)	09/20/28	AUD	3,950	65,143	62,159	2,984
3.250(d)	6M EURO(f)	09/20/28	EUR	6,950	(15,488)	(23,466)	7,978
3.000(f)	6M MIBOR(f)	09/20/28	SGD	1,390	14,669	4,576	10,093
5.000(d)	6M WIBOR(f)	09/20/28	PLN	2,110	(3,077)	(1,878)	(1,199)
2.350(d)	6M EURO(f)	07/04/29	EUR	770	22,649	(12,115)	34,764
12M SOFR(d)	3.423(d)	03/31/30		$16,170	(226,326)	(2,558)	(223,768)
2.680(d)	12M SOFR(d)	07/28/32		10,590	186,765	142,445	44,320
12M CDOR(f)	3.320(f)	03/23/33	CAD	1,720	12,479	8,717	3,762
3.060(d)	12M SOFR(d)	03/27/33		$1,330	4,100	3,426	674
3M JIBAR(e)	10.500(e)	09/20/33	ZAR	5,225	14,846	4,963	9,883
3.750(f)	12M CDOR(f)	09/20/33	CAD	4,120	(89,281)	(57,426)	(31,855)
3.250(d)	12M GBP(d)	09/20/33	GBP	50	5,257	4,805	452
3.500(d)	12M SOFR(d)	09/20/33		$5,500	1,899	10,206	(8,307)
12M CHFOR(d)	2.000(d)	09/20/33	CHF	7,160	164,977	29,074	135,903
3M KWCDC(e)	3.250(e)	09/20/33	KRW	572,960	(5,944)	(1,381)	(4,563)
6M EURO(f)	3.250(d)	09/20/33	EUR	460	10,086	8,957	1,129
12M SOFR(d)	3.500(d)	09/20/33		$5,350	(1,848)	22,584	(24,432)
3.000(d)	3M STIBOR(e)	09/20/33	SEK	52,110	11,211	(50,925)	62,136
6M AUDOR(f)	4.000(f)	09/20/33	AUD	10,190	(218,435)	(244,982)	26,547
3M NZDOR(e)	4.500(f)	09/20/33	NZD	2,070	3,012	7,376	(4,364)
6M WIBOR(f)	5.500(d)	09/20/33	PLN	3,225	31,086	12,526	18,560
3.250(d)	6M EURO(f)	09/20/33	EUR	1,410	(34,627)	(31,271)	(3,356)
0.750(d)	6M JYOR(d)	09/20/33	JPY	1,978,000	(183,441)	(172,567)	(10,874)
3.500(d)	6M NIBOR(f)	09/20/33	NOK	26,130	68,310	28,119	40,191
6M AUDOR(f)	4.000(f)	05/17/34	AUD	2,670	(53,063)	(24,242)	(28,821)
3.000(d)	12M SOFR(d)	05/20/34		$1,360	37,232	27,954	9,278
6M EURO(f)	3.000(d)	05/15/35	EUR	8,710	68,896	27,624	41,272
3.240(d)	12M SOFR(d)	10/06/35		$13,020	(37,787)	(90,797)	53,010
6M EURO(f)	2.855(d)	07/04/37	EUR	5,900	25,016	(217,424)	242,440
12M LIBOR(d)	2.910(d)	07/28/37		$25,790	(340,743)	(339,473)	(1,270)
6M EURO(f)	2.152(d)	08/09/37	EUR	9,540	(254,181)	(435,889)	181,708
12M SOFR(d)	2.720(d)	08/11/37		$17,110	(335,005)	(508,817)	173,812
12M SOFR(d)	3.391(d)	05/10/38		13,650	30,250	(12,525)	42,775
1.451(d)	6M EURO(f)	08/10/42	EUR	24,400	780,315	631,758	148,557
2.080(d)	12M SOFR(d)	07/28/47		$21,970	312,159	301,286	10,873

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(f)	1.051%(d)	08/11/47	EUR	14,280	$(371,979)	$(267,825)	$(104,154)
1.560%(d)	6M EURO(f)	07/06/52		4,520	187,843	16,980	170,863
2.170(d)	12M SOFR(d)	08/11/52		$8,770	387,875	435,415	(47,540)
2.564(d)	12M SOFR(d)	05/11/53		10,950	(62,595)	10,661	(73,256)
2.000(d)	6M EURO(f)	05/17/53	EUR	4,430	(24,893)	6,291	(31,184)
2.500(d)	6M EURO(f)	09/20/53		1,640	4,468	52,731	(48,263)

TOTAL					$(130,871)	$(1,435,447)	$1,304,576

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at monthly.
(c)	Payments made at maturity.
(d)	Payments made annually.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.396%	06/20/25	$6,950	$80,903	$61,355	$19,548
CDX.NA.IG Index 39	1.000	0.639	12/20/27	19,300	285,101	121,685	163,416
General Electric Co. 6.750%, 03/15/32	1.000	0.566	06/20/26	1,525	18,772	12,351	6,421
Republic of Chile, 3.240%, 02/06/28	1.000	0.725	06/20/28	580	7,279	(1,161)	8,440
Republic of Indonesia, 4.125%, 01/15/25	1.000	0.867	06/20/28	1,250	7,730	(911)	8,641
Republic of Peru, 8.750%, 11/21/33	1.000	0.770	06/20/28	500	5,267	(5,873)	11,140
The Boeing Co., 2.600%, 10/30/25	1.000	0.446	06/20/24	500	2,797	2,110	687
United Mexican States, 4.150%, 03/28/27	1.000	1.022	06/20/28	1,300	(848)	(11,536)	10,688

TOTAL					$407,001	$178,020	$228,981

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	3,900,000	$3,900,000	$44	$130,650	$(130,606)
1Y IRS	Citibank NA	1.977	12/01/2023	3,220,000	3,220,000	7,914	73,246	(65,332)

				7,120,000	$7,120,000	$7,958	$203,896	$(195,938)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	3,150,000	3,150,000	149,937	122,630	27,307
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	3,150,000	3,150,000	189,262	113,729	75,533

				6,300,000	$6,300,000	$339,199	$236,359	$102,840

Total purchased option contracts				13,420,000	$13,420,000	$347,157	$440,255	$(93,098)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(18,300,000)	(18,300,000)	(29,705)	(113,643)	83,938
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(9,300,000)	(9,300,000)	(14,024)	(59,288)	45,264
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(9,300,000)	(9,300,000)	(13,681)	(60,450)	46,769
1M IRS	Citibank NA	3.030	07/17/2023	(2,530,000)	(2,530,000)	(21,684)	(21,613)	(71)
1M IRS	Citibank NA	3.012	07/31/2023	(2,550,000)	(2,550,000)	(27,826)	(25,892)	(1,934)
1Y IRS	Citibank NA	1.750	07/28/2023	(3,900,000)	(3,900,000)	(1)	(48,750)	48,749
1Y IRS	Citibank NA	2.075	07/28/2023	(3,900,000)	(3,900,000)	(5)	(81,900)	81,895
1Y IRS	Citibank NA	1.484	12/01/2023	(1,300,000)	(1,300,000)	(4,871)	(73,373)	68,502
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(2,550,000)	(2,550,000)	(10,652)	(23,429)	12,777
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(2,590,000)	(2,590,000)	(7,489)	(26,224)	18,735
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(2,610,000)	(2,610,000)	(11,248)	(25,121)	13,873
1Y IRS	JPMorgan Securities, Inc.	0.400	01/05/2024	(360,000,000)	(360,000,000)	(24,923)	(11,472)	(13,451)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(2,620,000)	(2,620,000)	(953)	(26,135)	25,182
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(2,600,000)	(2,600,000)	(14,821)	(24,066)	9,245
1M IRS	UBS AG (London)	3.092	07/24/2023	(2,530,000)	(2,530,000)	(34,665)	(23,633)	(11,032)

				(426,580,000)	$(426,580,000)	$(216,548)	$(644,989)	$428,441

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(18,300,000)	(18,300,000)	(259,774)	(113,643)	(146,131)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(9,300,000)	(9,300,000)	(138,348)	(59,287)	(79,061)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(9,300,000)	(9,300,000)	(140,331)	(60,450)	(79,881)
1M IRS	Citibank NA	3.030	07/17/2023	(2,530,000)	(2,530,000)	(15,189)	(21,613)	6,424
1M IRS	Citibank NA	3.012	07/31/2023	(2,550,000)	(2,550,000)	(24,626)	(25,892)	1,266
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(2,550,000)	(2,550,000)	(16,195)	(23,429)	7,234
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(3,150,000)	(3,150,000)	(60,885)	(75,160)	14,275
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(3,150,000)	(3,150,000)	(15,622)	(47,470)	31,848
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(2,590,000)	(2,590,000)	(27,609)	(26,224)	(1,385)
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(2,610,000)	(2,610,000)	(33,862)	(25,121)	(8,741)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(3,150,000)	(3,150,000)	(26,035)	(43,514)	17,479
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(3,150,000)	(3,150,000)	(90,089)	(70,215)	(19,874)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(2,620,000)	(2,620,000)	(28,107)	(26,135)	(1,972)
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(2,600,000)	(2,600,000)	(34,607)	(24,066)	(10,541)
1M IRS	UBS AG (London)	3.092	07/24/2023	(2,530,000)	(2,530,000)	(13,130)	(23,633)	10,503

				(70,080,000)	$(70,080,000)	$(924,409)	$(665,852)	$(258,557)

Total written option contracts				(496,660,000)	$(496,660,000)	$(1,140,957)	$(1,310,841)	$169,884

TOTAL				(483,240,000)	$(483,240,000)	$(793,800)	$(870,586)	$76,786

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put MXN	Barclays Bank PLC	18.180%	08/10/2023	2,481,000	$2,481,000	$6,019	$42,053	$(36,034)
Call USD/Put SEK	Barclays Bank PLC	10.730	07/13/2023	2,414,000	2,414,000	25,318	17,646	7,672
Call USD/Put NOK	Citibank NA	11.050	07/27/2023	2,403,000	2,403,000	10,989	22,958	(11,969)
Call USD/Put SEK	Citibank NA	10.935	07/20/2023	2,421,000	2,421,000	11,769	17,205	(5,436)
Call USD/Put MXN	Deutsche Bank AG (London)	18.169	08/10/2023	1,240,000	1,240,000	3,060	21,109	(18,049)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,327.000	07/27/2023	2,403,000	2,403,000	15,646	12,878	2,768
Call USD/Put MXN	MS & Co. Int. PLC	18.112	09/08/2023	1,217,000	1,217,000	7,717	17,088	(9,371)
Call USD/Put SEK	MS & Co. Int. PLC	10.845	07/13/2023	2,403,000	2,403,000	13,514	16,076	(2,562)
Call USD/Put SEK	MS & Co. Int. PLC	11.030	07/28/2023	1,210,000	1,210,000	5,159	7,684	(2,525)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	1,252,000	1,252,000	13,820	14,749	(929)

				19,444,000	$19,444,000	$113,011	$189,446	$(76,435)

Puts
Put EUR/Call USD	BNP Paribas SA	1.094	07/13/2023	2,216,000	2,216,000	14,625	9,057	5,568
Put GPB/Call USD	BNP Paribas SA	1.249	08/01/2023	1,919,000	1,919,000	8,774	13,537	(4,763)
Put USD/Call JPY	BofA Securities LLC	134.850	07/31/2023	4,882,000	4,882,000	4,511	41,233	(36,722)
Put NZD/Call USD	Capital Securities Corp	0.606	07/27/2023	3,879,000	3,879,000	13,352	17,857	(4,505)
Put USD/Call JPY	Deutsche Bank AG
	(London)	132.000	11/20/2023	2,480,000	2,480,000	17,263	51,524	(34,261)
Put USD/Call JPY	HSBC Bank PLC	138.300	07/31/2023	2,441,000	2,441,000	6,371	24,444	(18,073)
Put GPB/Call USD	JPMorgan Securities, Inc.	1.263	07/13/2023	1,886,000	1,886,000	8,508	10,821	(2,313)
Put EUR/Call USD	MS & Co. Int. PLC	1.080	07/27/2023	2,193,000	2,193,000	7,280	12,845	(5,565)
Put NZD/Call USD	MS & Co. Int. PLC	0.614	07/13/2023	3,904,000	3,904,000	17,703	13,783	3,920
Put EUR/Call CHF	UBS AG (London)	0.973	07/10/2023	910,000	910,000	1,531	1,837	(306)
Put NZD/Call USD	UBS AG (London)	0.604	07/27/2023	3,903,000	3,903,000	10,762	16,462	(5,700)
Put USD/Call JPY	UBS AG (London)	138.250	09/29/2023	2,420,000	2,420,000	24,928	26,087	(1,159)

				33,033,000	$33,033,000	$135,608	$239,487	$(103,879)

Total purchased option contracts				52,477,000	$52,477,000	$248,619	$428,933	$(180,314)

Written option contracts
Calls
Call AUD/Put NZD	BNP Paribas SA	1.101	07/06/2023	(735,000)	(735,000)	(150)	(3,148)	2,998
Call EUR/Put CZK	BNP Paribas SA	23.720	07/24/2023	(441,000)	(441,000)	(2,661)	(2,001)	(660)
Call USD/Put SGD	BNP Paribas SA	1.350	07/05/2023	(489,000)	(489,000)	(1,495)	(2,521)	1,026
Call AUD/Put NZD	BofA Securities LLC	1.093	07/24/2023	(714,000)	(714,000)	(2,048)	(3,578)	1,530
Call AUD/Put NZD	BofA Securities LLC	1.090	07/27/2023	(720,000)	(720,000)	(2,749)	(3,593)	844
Call EUR/Put CZK	Capital Securities Corp	23.840	07/18/2023	(445,000)	(445,000)	(1,183)	(2,217)	1,034
Call EUR/Put CZK	Citibank NA	23.625	07/03/2023	(456,000)	(456,000)	(2,778)	(2,272)	(506)
Call EUR/Put SEK	Citibank NA	11.585	07/18/2023	(445,000)	(445,000)	(8,211)	(3,958)	(4,253)
Call USD/Put SEK	Citibank NA	10.730	07/13/2023	(2,414,000)	(2,414,000)	(25,318)	(31,531)	6,213
Call USD/Put SGD	Citibank NA	1.348	07/27/2023	(483,000)	(483,000)	(2,929)	(2,393)	(536)
Call EUR/Put CZK	HSBC Bank PLC	23.700	07/26/2023	(440,000)	(440,000)	(3,035)	(1,978)	(1,057)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(445,000)	(445,000)	(3,412)	(4,319)	907
Call USD/Put SGD	JPMorgan Securities, Inc.	1.335	07/18/2023	(485,000)	(485,000)	(6,337)	(2,325)	(4,012)
Call EUR/Put CHF	MS & Co. Int. PLC	0.973	07/10/2023	(455,000)	(455,000)	(2,382)	(2,472)	90
Call EUR/Put CHF	MS & Co. Int. PLC	0.975	07/18/2023	(445,000)	(445,000)	(2,050)	(2,568)	518
Call EUR/Put CHF	MS & Co. Int. PLC	0.982	07/24/2023	(441,000)	(441,000)	(901)	(2,399)	1,498
Call EUR/Put CHF	MS & Co. Int. PLC	0.980	07/26/2023	(440,000)	(440,000)	(1,348)	(2,305)	957

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put SEK	MS & Co. Int. PLC	10.845%	07/13/2023	(2,403,000)	$(2,403,000)	$(13,514)	$(18,843)	$5,329
Call USD/Put SGD	MS & Co. Int. PLC	1.341	07/24/2023	(483,000)	(483,000)	(4,716)	(2,244)	(2,472)
Call AUD/Put NZD	UBS AG (London)	1.105	07/18/2023	(708,000)	(708,000)	(586)	(3,286)	2,700
Call EUR/Put SEK	UBS AG (London)	11.660	07/10/2023	(455,000)	(455,000)	(5,287)	(4,069)	(1,218)
Call EUR/Put SEK	UBS AG (London)	11.740	08/01/2023	(444,000)	(444,000)	(4,740)	(4,128)	(612)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	(626,000)	(626,000)	(6,910)	(21,165)	14,255

				(15,612,000)	$(15,612,000)	$(104,740)	$(129,313)	$24,573

Puts
Put AUD/Call NZD	BNP Paribas SA	1.101	07/06/2023	(735,000)	(735,000)	(6,969)	(3,148)	(3,821)
Put EUR/Call CZK	BNP Paribas SA	23.720	07/24/2023	(441,000)	(441,000)	(1,187)	(2,000)	813
Put GPB/Call USD	BNP Paribas SA	1.263	07/13/2023	(1,886,000)	(1,886,000)	(8,508)	(17,065)	8,557
Put USD/Call SGD	BNP Paribas SA	1.350	07/05/2023	(489,000)	(489,000)	(555)	(2,521)	1,966
Put AUD/Call NZD	BofA Securities LLC	1.093	07/24/2023	(714,000)	(714,000)	(4,912)	(3,577)	(1,335)
Put AUD/Call NZD	BofA Securities LLC	1.090	07/27/2023	(720,000)	(720,000)	(4,237)	(3,593)	(644)
Put USD/Call JPY	BofA Securities LLC	138.300	07/31/2023	(2,441,000)	(2,441,000)	(6,371)	(41,272)	34,901
Put EUR/Call CZK	Capital Securities Corp	23.840	07/18/2023	(445,000)	(445,000)	(2,428)	(2,216)	(212)
Put EUR/Call CZK	Citibank NA	23.625	07/03/2023	(456,000)	(456,000)	(25)	(2,271)	2,246
Put EUR/Call SEK	Citibank NA	11.585	07/18/2023	(445,000)	(445,000)	(629)	(3,959)	3,330
Put USD/Call SGD	Citibank NA	1.348	07/27/2023	(483,000)	(483,000)	(1,684)	(2,393)	709
Put EUR/Call CZK	HSBC Bank PLC	23.700	07/26/2023	(440,000)	(440,000)	(1,068)	(1,978)	910
Put USD/Call JPY	HSBC Bank PLC	134.850	07/31/2023	(4,882,000)	(4,882,000)	(4,511)	(18,903)	14,392
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(445,000)	(445,000)	(3,851)	(4,319)	468
Put USD/Call SGD	JPMorgan Securities, Inc.	1.335	07/18/2023	(485,000)	(485,000)	(249)	(2,325)	2,076
Put EUR/Call CHF	MS & Co. Int. PLC	0.973	07/10/2023	(455,000)	(455,000)	(766)	(2,472)	1,706
Put EUR/Call CHF	MS & Co. Int. PLC	0.975	07/18/2023	(445,000)	(445,000)	(1,669)	(2,568)	899
Put EUR/Call CHF	MS & Co. Int. PLC	0.982	07/24/2023	(441,000)	(441,000)	(4,124)	(2,400)	(1,724)
Put EUR/Call CHF	MS & Co. Int. PLC	0.980	07/26/2023	(440,000)	(440,000)	(3,385)	(2,305)	(1,080)
Put EUR/Call USD	MS & Co. Int. PLC	1.094	07/13/2023	(2,216,000)	(2,216,000)	(14,625)	(24,140)	9,515
Put USD/Call SGD	MS & Co. Int. PLC	1.341	07/24/2023	(483,000)	(483,000)	(710)	(2,245)	1,535
Put AUD/Call NZD	UBS AG (London)	1.105	07/18/2023	(708,000)	(708,000)	(8,506)	(3,531)	(4,975)
Put EUR/Call SEK	UBS AG (London)	11.660	07/10/2023	(455,000)	(455,000)	(706)	(4,068)	3,362
Put EUR/Call SEK	UBS AG (London)	11.740	08/01/2023	(444,000)	(444,000)	(3,521)	(4,129)	608
Put NZD/Call USD	UBS AG (London)	0.614	07/13/2023	(3,904,000)	(3,904,000)	(17,703)	(26,680)	8,977
Put USD/Call ZAR	UBS AG (London)	19.380	08/14/2023	(626,000)	(626,000)	(22,717)	(19,074)	(3,643)

				(26,124,000)	$(26,124,000)	$(125,616)	$(205,152)	$79,536

Total written option contracts				(41,736,000)	$(41,736,000)	$(230,356)	$(334,465)	$104,109

TOTAL				10,741,000	$10,741,000	$18,263	$94,468	$(76,205)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 46.0%
Collateralized Mortgage Obligations – 1.4%
Inverse Floaters(a)(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1X 1M USD LIBOR + 37.567%)
$579	13.495%		02/16/32	$ 583

Sequential Fixed Rate – 0.8%
FHLMC REMIC Series 2755, Class ZA
209,515	5.000		02/15/34	209,511
FHLMC REMIC Series 4246, Class PT
88,847	6.500		02/15/36	92,508
FNMA REMIC Series 2011-52, Class GB
390,687	5.000		06/25/41	391,500
FNMA REMIC Series 2011-99, Class DB
379,888	5.000		10/25/41	378,822
FNMA REMIC Series 2012-111, Class B
65,580	7.000		10/25/42	70,376
FNMA REMIC Series 2012-153, Class B
231,900	7.000		07/25/42	249,481
GNMA REMIC Series 2021-135, Class A
15,036,499	2.000	(a)	08/20/51	12,499,239
OBX Trust Series 2022-NQM7, Class A1
456,859	5.110	(a)(c)(d)	08/25/62	443,866

				14,335,303

Sequential Floating Rate(a)(b) – 0.6%
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (SOFR + 1.550%)
978,000	6.617	(c)	10/25/41	958,629
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR + 1.650%)
884,000	6.717	(c)	12/25/41	855,281
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
730,000	8.167	(c)	06/25/43	730,913
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
329,908	8.967	(c)	04/25/43	336,657
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR + 2.800%)
338,794	7.867	(c)	10/25/50	343,656
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (SOFR + 1.650%)
517,651	6.717	(c)	01/25/34	516,930
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR + 1.000%)
1,590,025	6.067	(c)	01/25/42	1,564,450
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR + 2.000%)
536,990	7.067	(c)	04/25/42	537,670
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (SOFR + 3.500%)
780,000	8.567	(c)	03/25/42	796,269
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
560,000	7.850	(c)	10/25/49	562,292
FHLMC Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (SOFR + 3.350%)
1,387,000	8.417	(c)	06/25/43	1,400,870

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b) – (continued)
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
$48,192	5.637%		01/19/36	$ 47,007
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
59,540	5.870		10/25/34	56,487
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
3,463,010	2.520	(c)	05/25/52	2,804,335
Mill City Mortgage Loan Trust Series 2017-2, Class A3
298,215	3.182	(c)	07/25/59	280,798
Verus Securitization Trust Series 2022-INV1, Class A1
264,527	5.041	(c)(d)	08/25/67	257,050
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
9,458	4.195		02/25/33	8,709
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
90,748	3.500	(c)	07/25/49	80,521

				12,138,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				26,474,410

Commercial Mortgage-Backed Securities – 2.3%
Sequential Fixed Rate – 0.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$2,526,000	2.778	%(b)	11/15/54	$ 1,922,914
BANK Series 2019-BN21, Class A5
950,000	2.851	(a)	10/17/52	810,605
BMO Mortgage Trust Series 2023-C5, Class A5
4,400,000	5.765	(a)	06/15/56	4,551,506
BX Trust Series 2022, Class A
2,400,000	5.760	(c)	10/13/27	2,309,881
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	3,629,028

				13,223,934

Sequential Floating Rate(b) – 1.6%
BBCMS Mortgage Trust Series 2022-C17, Class AS
2,000,000	4.971	(a)	09/15/55	1,862,110
BBCMS Mortgage Trust Series 2023-C20, Class A5
3,600,000	5.576	(a)	07/15/56	3,692,435
BMO Mortgage Trust Series 2023-C4, Class A5
4,560,000	5.117	(a)	02/15/56	4,500,196
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (SOFR + 2.281%)
1,800,000	7.428	(c)	06/15/40	1,792,750
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR + 1.646%)
2,750,000	6.839	(c)	10/15/36	2,641,172
BX Trust Series 2022-PSB, Class A (TSFR1M + 2.451%)
1,606,711	7.598	(c)	08/15/39	1,600,634
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class A
3,100,000	6.360	(c)	07/10/28	3,148,622
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K152, Class A2
3,600,000	3.780	(a)	11/25/32	3,436,321

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (SOFR + 0.680%)
$2,600,000	5.721	%(a)	02/25/33	$ 2,590,788
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000	(a)	04/15/55	2,786,642

				28,051,670

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 41,275,604

Federal Agencies – 42.3%
Adjustable Rate FNMA(b) – 0.1%
(1 year CMT + 2.181%)
$1,363	4.915%		06/01/33	$ 1,380
(12M USD LIBOR + 1.647%)
128,003	3.897%		07/01/34	129,261
(12M USD LIBOR + 1.564%)
524,184	4.047%		09/01/34	528,143
(12M USD LIBOR + 1.743%)
246,096	4.685%		05/01/35	247,505
(12M USD LIBOR + 1.233%)
123,280	4.335%		06/01/35	122,831

				1,029,120

FHLMC – 3.4%
4,744	5.500%		10/01/25	4,722
7,573	7.500		12/01/30	7,955
3,792	7.500		01/01/31	3,981
4,487	5.000		10/01/33	4,482
802	5.000		04/01/35	801
6,939	5.000		07/01/35	6,942
39,251	5.000		12/01/35	39,218
98,572	5.000		01/01/38	99,247
192,654	5.000		01/01/39	194,157
73,022	5.000		06/01/39	73,653
7,655	4.000		06/01/40	7,359
3,852	5.000		08/01/40	3,876
1,214	4.500		11/01/40	1,199
50,897	4.000		02/01/41	48,939
3,919	5.000		06/01/41	3,939
4,208	4.000		11/01/41	4,043
1,074,432	4.500		08/01/48	1,054,950
2,934,982	2.000		04/01/52	2,391,571
3,327,655	3.000		10/01/50	2,963,290
4,849,875	2.500		02/01/51	4,129,575
13,646,368	2.000		05/01/51	11,154,594
484,867	2.000		08/01/51	396,091
649,696	2.000		09/01/51	530,779
64,143	2.000		10/01/51	52,325
32,351,998	2.000		02/01/52	26,366,978
635,639	2.000		03/01/52	517,951
93,470	2.000		04/01/52	76,164
7,496,745	6.000		11/01/52	7,663,749
5,511,558	6.000		12/01/52	5,660,362

				63,462,892

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – 7.3%
$7,840	8.000%	02/01/31	$ 8,027
11,722	7.000	03/01/31	11,956
14,973,169	3.500	09/01/62	13,424,330
22,655,226	2.000	10/01/50	18,556,750
18,581,404	3.000	10/01/50	16,572,842
6,308,291	3.000	11/01/50	5,623,473
22,649,977	2.000	11/01/50	18,549,642
76,502	2.000	08/01/51	62,495
2,020,419	2.000	09/01/51	1,648,162
3,626,331	2.000	10/01/51	2,962,368
20,269,419	2.000	01/01/52	16,519,780
26,359,713	2.000	02/01/52	21,483,177
5,743,489	5.500	09/01/52	5,781,347
9,777,626	6.000	11/01/52	10,007,754
3,167,169	6.000	12/01/52	3,232,804

			134,444,907

GNMA – 14.0%
4,335	6.000	11/15/38	4,468
37,684	5.000	07/15/40	38,006
3,782	5.000	01/15/41	3,754
2,700	4.000	02/20/41	2,601
4,307	4.000	11/20/41	4,148
717	4.000	01/20/42	691
2,288	4.000	04/20/42	2,203
1,436	4.000	10/20/42	1,383
21,842	4.000	08/20/43	21,025
2,038	4.000	03/20/44	1,972
2,520	4.000	05/20/44	2,438
174,418	4.000	11/20/44	168,672
11,483	4.000	05/20/45	11,083
1,541,726	4.000	07/20/45	1,488,049
24,445	4.000	10/20/45	23,594
4,186,031	3.500	04/20/47	3,913,310
4,421,545	3.500	12/20/47	4,133,481
121,811	4.500	02/20/48	119,662
319,435	4.500	04/20/48	312,801
850,936	4.500	05/20/48	833,264
816,325	5.000	07/20/48	815,412
1,375,122	4.500	08/20/48	1,346,134
739,858	5.000	08/20/48	739,030
5,837,613	4.500	09/20/48	5,714,554
5,957	3.500	09/20/48	5,569
921,996	5.000	10/20/48	920,965
2,940,328	5.000	11/20/48	2,937,039
5,266,756	4.500	12/20/48	5,154,085
1,652,681	5.000	12/20/48	1,648,251
2,986,554	4.500	01/20/49	2,921,730
2,634,544	5.000	01/20/49	2,627,481
2,052,194	4.000	02/20/49	1,964,711
654,297	4.500	02/20/49	639,890
525,898	4.500	03/20/49	514,483
1,843,728	4.000	03/20/49	1,765,131
926,369	5.000	03/20/49	923,886
8,541	3.500	04/20/49	7,980
2,080,239	4.000	04/20/49	1,990,910
640,020	4.000	05/20/49	612,536
20,472	3.500	08/20/49	19,117

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$3,363,731	3.000%	08/20/49		$ 3,036,407
2,327,774	5.000	08/20/49		2,321,351
1,278,737	3.500	09/20/49		1,193,728
784,518	4.500	10/20/49		765,528
16,267,692	3.000	10/20/49		14,675,660
613,149	3.500	12/20/49		572,223
1,797,145	3.500	02/20/50		1,677,189
6,085,288	3.000	03/20/50		5,479,757
171,748	3.500	06/20/50		159,377
398,061	3.500	07/20/50		371,330
1,122,065	4.000	01/20/51		1,065,817
2,693,533	3.500	03/20/51		2,513,020
2,110,938	2.500	06/20/51		1,806,600
772,203	3.000	07/20/51		692,724
9,589,730	2.500	09/20/51		8,233,533
9,026,414	2.500	10/20/51		7,734,409
4,305,881	3.000	11/20/51		3,862,696
2,944,220	2.500	11/20/51		2,523,427
7,022,170	3.000	12/20/51		6,297,216
12,829,669	2.500	12/20/51		10,988,935
2,653,791	2.500	01/20/52		2,269,737
7,267,398	3.000	02/20/52		6,506,631
36,998,410	4.500	09/20/52		35,692,772
1,960,460	3.500	02/20/53		1,817,133
8,000,000	2.500	TBA-30yr	(e)	6,923,361
10,000,000	2.000	TBA-30yr	(e)	8,396,401
2,000,000	3.500	TBA-30yr	(e)	1,845,457
8,000,000	4.000	TBA-30yr	(e)	7,564,222
30,000,000	5.000	TBA-30yr	(e)	29,476,323
39,000,000	5.500	TBA-30yr	(e)	38,828,408

				259,646,871

UMBS – 17.5%
9	5.500	09/01/23		9
10	5.500	10/01/23		10
9,130	7.000	08/01/27		9,214
455	6.500	09/01/27		456
24,569	7.000	03/01/28		24,868
989	6.500	05/01/28		999
4,332	4.500	04/01/39		4,254
3,832	4.500	05/01/39		3,757
4,438	4.500	07/01/39		4,354
15,611	4.500	08/01/39		15,307
133,905	4.500	12/01/39		131,323
8,462	4.500	04/01/41		8,343
243,882	4.500	05/01/41		240,462
42,903	4.500	08/01/41		42,154
11,213	3.000	11/01/42		10,167
300,277	3.000	12/01/42		272,826
434,024	3.000	01/01/43		394,471
63,242	3.000	02/01/43		57,479
479,680	3.000	03/01/43		435,072
842,662	3.000	04/01/43		763,984
567,911	3.000	05/01/43		514,646
56,908	3.000	06/01/43		51,546
484,802	3.000	07/01/43		441,717
284,053	5.000	05/01/44		286,323
2,834,475	4.000	12/01/44		2,720,074

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,436,814	4.500%	04/01/45	$ 1,418,143
178,266	4.500	05/01/45	175,838
422,107	4.500	06/01/45	415,269
15,685,928	3.500	07/01/45	14,549,353
5,232,385	4.000	08/01/45	5,024,449
9,507,564	4.000	01/01/46	9,108,129
60,425	4.000	03/01/46	57,739
34,267	4.000	06/01/46	32,672
9,955	4.000	08/01/46	9,492
91,576	4.000	10/01/46	87,312
124,564	4.000	06/01/47	119,381
1,594,373	4.500	07/01/47	1,561,697
432,548	4.500	11/01/47	423,548
200,294	4.000	12/01/47	192,148
751,364	4.000	01/01/48	720,568
2,123,624	4.000	02/01/48	2,034,779
50,987	4.500	02/01/48	49,895
1,530,976	4.000	03/01/48	1,466,681
86,477	4.500	05/01/48	84,542
1,153,954	4.000	06/01/48	1,106,298
14,934	4.500	06/01/48	14,600
12,137	4.500	07/01/48	11,846
1,081,675	4.000	07/01/48	1,036,569
1,829,500	4.000	08/01/48	1,749,943
8,768	4.500	08/01/48	8,558
988,263	4.500	09/01/48	966,779
3,231,861	5.000	11/01/48	3,237,379
1,780,789	4.500	11/01/48	1,736,093
1,282,093	4.500	12/01/48	1,248,605
1,531,188	4.500	01/01/49	1,491,472
1,130,427	4.500	02/01/49	1,101,217
888,774	3.000	02/01/49	795,296
3,980	4.500	03/01/49	3,876
527,048	4.500	06/01/49	513,676
2,097,359	4.500	07/01/49	2,040,902
2,125,605	3.500	07/01/49	1,970,134
1,065,234	4.500	08/01/49	1,036,734
1,363,823	3.500	08/01/49	1,264,070
6,479,432	3.000	09/01/49	5,796,283
3,019,572	5.000	10/01/49	3,004,911
1,272,982	3.000	10/01/49	1,138,767
1,810,501	3.000	12/01/49	1,613,051
156,957	4.500	01/01/50	152,975
128,517	4.500	02/01/50	125,256
23,612,990	4.500	03/01/50	23,035,160
9,414,793	4.000	03/01/50	8,964,195
2,725,225	5.000	03/01/50	2,708,799
28,923	4.500	04/01/50	28,186
1,615,190	4.500	05/01/50	1,569,064
2,765,896	2.500	09/01/50	2,379,130
8,329,215	3.000	12/01/50	7,430,215
205,926	4.500	03/01/51	200,046
17,606,008	2.500	05/01/51	14,994,709
25,388,520	2.500	09/01/51	21,697,757
503,866	4.500	10/01/51	485,467
2,943,908	2.000	02/01/52	2,403,432
162,663	4.500	03/01/52	156,365
9,582,792	2.500	03/01/52	8,122,008

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$5,031,056	4.500%	04/01/52		$ 4,842,096
12,903,217	2.500	04/01/52		10,936,306
978,218	2.000	05/01/52		797,101
1,388,339	4.500	05/01/52		1,335,619
5,977,712	2.500	05/01/52		5,066,254
1,879,982	5.000	07/01/52		1,859,104
5,644,805	5.000	08/01/52		5,580,353
154,554	2.500	10/01/52		130,988
6,884,587	2.500	11/01/52		5,834,173
6,521,552	6.000	12/01/52		6,656,702
5,289,126	2.500	02/01/53		4,482,328
5,804,301	5.500	04/01/53		5,790,640
2,966,056	6.000	04/01/53		3,041,165
10,000,000	3.500	TBA-30yr	(e)	9,108,592
8,000,000	4.000	TBA-30yr	(e)	7,505,623
9,000,000	4.500	TBA-30yr	(e)	8,648,440
72,000,000	5.000	TBA-30yr	(e)	70,540,315

				323,461,072

TOTAL FEDERAL AGENCIES				$ 782,044,862

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $880,862,077)				$ 849,794,876

Corporate Obligations – 30.4%
Aerospace & Defense(a) – 0.3%
Northrop Grumman Corp.
$700,000	2.930%	01/15/25		$ 672,952
Raytheon Technologies Corp.
550,000	4.050	05/04/47		467,434
The Boeing Co.
1,575,000	3.450	11/01/28		1,429,753
300,000	3.250	02/01/35		243,189
163,000	3.375	06/15/46		114,032
100,000	3.625	03/01/48		71,077
100,000	3.850	11/01/48		73,812
2,725,000	5.805	05/01/50		2,710,258

				5,782,507

Agriculture(a) – 0.3%
BAT Capital Corp.
2,000,000	2.259	03/25/28		1,714,500
425,000	4.758	09/06/49		320,845
Cargill, Inc.(c)
2,925,000	4.750	04/24/33		2,881,886

				4,917,231

Automotive – 0.5%
General Motors Co.
550,000	4.000	04/01/25		534,540
143,000	5.950 (a)	04/01/49		133,535
General Motors Financial Co., Inc.(a)
2,425,000	4.300	07/13/25		2,352,492
3,200,000	1.500	06/10/26		2,829,792
2,825,000	2.350	01/08/31		2,217,484

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Hyundai Capital America(a)(c)
$1,975,000	5.700%		06/26/30	$ 1,963,861

				10,031,704

Banks – 9.1%
Banco Santander SA
2,400,000	2.746		05/28/25	2,254,344
400,000	4.250		04/11/27	378,336
800,000	3.306		06/27/29	712,480
800,000	2.749		12/03/30	624,904
Bank of America Corp.
5,000,000	4.183	(a)	11/25/27	4,751,550
350,000	6.110		01/29/37	368,977
(SOFR + 1.220%)
245,000	2.299	(a)(b)	07/21/32	195,858
(SOFR + 1.330%)
1,400,000	2.972	(a)(b)	02/04/33	1,165,598
(SOFR + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,494,674
(SOFR + 1.530%)
3,725,000	1.898	(a)(b)	07/23/31	2,965,361
(SOFR + 1.630%)
5,245,000	5.202	(a)(b)	04/25/29	5,188,774
(SOFR + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,698,450
(SOFR + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,390,985
(SOFR + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,063,006
(TSFR3M + 1.252%)
225,000	2.496	(a)(b)	02/13/31	188,314
(TSFR3M + 1.452%)
1,325,000	2.884	(a)(b)	10/22/30	1,141,143
(TSFR3M + 1.632%)
1,550,000	3.593	(a)(b)	07/21/28	1,443,964
Barclays PLC(a)(b) (SOFR + 2.714%)
800,000	2.852		05/07/26	749,952
BNP Paribas SA(c)
900,000	3.375		01/09/25	864,756
(5 year USD Swap + 4.149%)
650,000	6.625	(a)(b)	03/25/24	624,956
(SOFR + 1.004%)
1,600,000	1.323	(a)(b)	01/13/27	1,419,968
(SOFR + 2.074%)
1,325,000	2.219	(a)(b)	06/09/26	1,227,321
BPCE SA(c)
2,250,000	4.000		09/12/23	2,239,672
1,150,000	4.625		09/12/28	1,084,289
(SOFR + 1.312%)
1,650,000	2.277	(a)(b)	01/20/32	1,273,866
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,419,325
3,175,000	3.400		05/01/26	3,020,028
2,450,000	4.450		09/29/27	2,339,554
(SOFR + 1.351%)
3,725,000	3.057	(a)(b)	01/25/33	3,107,060
(SOFR + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,194,009

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
(SOFR + 2.086%)
$2,495,000	4.910	%(a)(b)	05/24/33	$ 2,412,715
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,011,602
(5 year USD Swap + 4.319%)
600,000	6.875	(a)(b)	09/23/24	575,580
Credit Suisse AG
1,175,000	2.950		04/09/25	1,105,228
4,135,000	1.250		08/07/26	3,559,491
Credit Suisse Group AG(a)(b)(c)
(SOFR + 0.980%)
315,000	1.305		02/02/27	275,512
(SOFR + 5.020%)
1,725,000	9.016		11/15/33	2,063,652
Deutsche Bank AG(a)(b) (SOFR + 2.159%)
1,075,000	2.222		09/18/24	1,062,089
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,158,973
First-Citizens Bank & Trust Co.(a)(b) (TSFR3M + 1.715%)
1,500,000	2.969		09/27/25	1,412,010
HSBC Holdings PLC
600,000	4.950		03/31/30	590,814
(TSFR3M + 1.473%)
1,625,000	3.803	(a)(b)	03/11/25	1,593,491
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,557,497
ING Groep NV(a)(b)(c) (1 year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,098,454
JPMorgan Chase & Co.(a)(b)
(SOFR + 1.260%)
3,475,000	2.963		01/25/33	2,929,251
(SOFR + 1.800%)
3,692,000	4.586		04/26/33	3,519,879
(SOFR + 2.040%)
75,000	2.522		04/22/31	63,518
(SOFR + 2.080%)
2,480,000	4.912		07/25/33	2,424,671
(TSFR3M + 1.152%)
650,000	3.797		07/23/24	649,175
(TSFR3M + 1.262%)
3,025,000	4.023		12/05/24	2,998,410
(TSFR3M + 1.507%)
2,275,000	3.960		01/29/27	2,189,847
(TSFR3M + 1.599%)
2,150,000	3.782		02/01/28	2,049,079
(TSFR3M + 1.622%)
800,000	3.882		07/24/38	690,248
(TSFR3M + 2.520%)
675,000	2.956		05/13/31	577,591
(TSFR3M + 3.125%)
1,597,000	4.600		02/01/25	1,490,576
(TSFR3M + 3.790%)
275,000	4.493		03/24/31	264,154
Kreditanstalt fuer Wiederaufbau(f)
13,520,000	3.375		08/23/24	13,206,066
M&T Bank Corp.(a)(b) (SOFR + 1.850%)
2,280,000	5.053		01/27/34	2,080,249

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
$400,000	1.340%		01/12/27	$ 355,904
Morgan Stanley
1,631,000	3.950		04/23/27	1,545,226
(SOFR + 0.720%)
5,100,000	0.985	(a)(b)	12/10/26	4,550,067
(SOFR + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,036,580
(SOFR + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,319,914
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,012,525
(SOFR + 1.295%)
3,205,000	5.050	(a)(b)	01/28/27	3,178,014
(SOFR + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,403,157
(SOFR + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,272,437
(SOFR + 2.076%)
2,470,000	4.889	(a)(b)	07/20/33	2,375,794
(SOFR + 3.120%)
1,100,000	3.622	(a)(b)	04/01/31	991,903
(TSFR3M + 1.890%)
325,000	4.431	(a)(b)	01/23/30	309,514
NatWest Group PLC(a)(b)
(3M USD LIBOR + 1.762%)
400,000	4.269		03/22/25	392,832
(5 year CMT + 2.100%)
500,000	3.754		11/01/29	469,110
Shinhan Bank Co. Ltd.(c)
540,000	4.500		04/12/28	528,169
State Street Corp.(a)(b) (SOFR + 2.650%)
100,000	3.152		03/30/31	87,865
The Bank of New York Mellon Corp.(a)(b) (SOFR + 1.755%)
315,000	4.596		07/26/30	303,852
The Toronto-Dominion Bank
2,625,000	4.456		06/08/32	2,493,750
Truist Bank(a)
1,250,000	2.250		03/11/30	993,988
Truist Financial Corp.(a)(b) (SOFR + 2.050%)
775,000	6.047		06/08/27	775,411
UBS Group AG
276,000	3.750		03/26/25	264,245
2,550,000	4.125	(c)	09/24/25	2,435,811
683,000	4.550		04/17/26	656,322
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,509,912
(SOFR + 1.560%)
1,982,000	2.593	(a)(b)(c)	09/11/25	1,887,855
(SOFR + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,248,298
US Bancorp(a)(b) (SOFR + 2.020%)
2,115,000	5.775		06/12/29	2,114,154
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,508,867
4,150,000	4.300		07/22/27	3,983,626
(SOFR + 2.100%)
5,938,000	4.897	(a)(b)	07/25/33	5,692,048

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.(a)(b) (5 year CMT + 2.000%)
$700,000	4.110%		07/24/34	$ 610,722

				167,509,168

Beverages – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
3,725,000	4.700		02/01/36	3,626,995
3,644,000	4.900		02/01/46	3,480,384
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	764,232
400,000	4.950		01/15/42	390,172
1,700,000	4.600	(a)	04/15/48	1,578,450
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,346,978
50,000	3.600		02/15/28	46,965
50,000	3.150		08/01/29	45,143
1,900,000	2.250		08/01/31	1,554,390
JDE Peet’s NV(a)(c)
1,650,000	1.375		01/15/27	1,431,853
Keurig Dr Pepper, Inc.(a)
1,968,000	2.250		03/15/31	1,620,294

				15,885,856

Biotechnology(a) – 0.5%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,379,066
1,700,000	4.200		03/01/33	1,586,423
3,418,000	5.250		03/02/33	3,421,452
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,332,028

				9,718,969

Building Materials(a) – 0.2%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,078,472
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
700,000	4.900		12/01/32	693,945

				3,772,417

Chemicals(a) – 0.2%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	955,129
Huntsman International LLC
850,000	4.500		05/01/29	778,251
International Flavors & Fragrances, Inc.(c)
2,300,000	1.832		10/15/27	1,940,073
950,000	3.268		11/15/40	665,238

				4,338,691

Commercial Services – 0.4%
Ashtead Capital, Inc.(a)(c)
650,000	1.500		08/12/26	569,627
DP World Ltd.
100,000	6.850	(c)	07/02/37	107,990
200,000	5.625		09/25/48	186,840

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Emory University(a)
$4,015,000	2.143%	09/01/30	$ 3,371,447
Global Payments, Inc.(a)
875,000	2.650	02/15/25	830,270
PayPal Holdings, Inc.(a)
2,375,000	1.650	06/01/25	2,222,952
The University of Chicago
320,000	5.420	10/01/30	320,535

			7,609,661

Computers(a) – 0.6%
Dell International LLC/EMC Corp.
607,000	5.850	07/15/25	609,179
2,326,000	6.020	06/15/26	2,359,378
451,000	5.300	10/01/29	447,442
200,000	6.200	07/15/30	207,960
540,000	8.100	07/15/36	627,286
Hewlett Packard Enterprise Co.
4,325,000	4.450	10/02/23	4,308,132
1,782,000	4.900	10/15/25	1,757,765

			10,317,142

Diversified Financial Services – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
900,000	4.875	01/16/24	893,475
965,000	6.500	07/15/25	970,607
5,125,000	2.450	10/29/26	4,581,494
1,725,000	3.000	10/29/28	1,496,127
700,000	3.300	01/30/32	572,236
375,000	3.400	10/29/33	301,905
Air Lease Corp.(a)
2,250,000	2.300	02/01/25	2,118,667
1,625,000	3.375	07/01/25	1,536,714
625,000	2.875	01/15/26	578,706
2,200,000	3.750	06/01/26	2,080,936
Ally Financial, Inc.(a)
975,000	1.450	10/02/23	961,038
Aviation Capital Group LLC(a)(c)
450,000	1.950	01/30/26	400,577
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950	07/01/24	945,916
2,125,000	2.875	02/15/25	1,982,731
1,050,000	4.250	04/15/26	977,886
Capital One Financial Corp.(a)
1,110,000	3.300	10/30/24	1,066,510
Nomura Holdings, Inc.
950,000	2.608	07/14/31	754,129
REC Ltd.(c)
200,000	5.625	04/11/28	197,724

			22,417,378

Electrical – 1.0%
Alliant Energy Finance LLC(a)(c)
225,000	4.250	06/15/28	213,833
Ameren Corp.(a)
400,000	3.500	01/15/31	357,596

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
American Electric Power Co., Inc.(a)
$850,000	2.300%		03/01/30	$ 706,138
Arizona Public Service Co.(a)
425,000	2.950		09/15/27	386,627
Avangrid, Inc.(a)
50,000	3.200		04/15/25	47,581
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700		07/15/30	1,170,118
Dominion Energy, Inc.(d)
575,000	3.071		08/15/24	555,536
Entergy Corp.(a)
1,025,000	2.950		09/01/26	946,506
Exelon Corp.(a)
1,000,000	4.050		04/15/30	937,340
FirstEnergy Corp.(a)
1,125,000	2.250		09/01/30	909,821
NextEra Energy Capital Holdings, Inc.(a)
1,180,000	1.900		06/15/28	1,011,638
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,570,400
Ohio Power Co.(a)
675,000	2.600		04/01/30	579,143
Pacific Gas & Electric Co.(a)
850,000	2.100		08/01/27	729,011
575,000	2.500		02/01/31	451,070
500,000	3.300		08/01/40	337,450
Southern California Edison Co.(a)
175,000	4.200		03/01/29	166,381
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,628,760
Vistra Operations Co. LLC(a)(c)
3,350,000	3.550		07/15/24	3,235,497
Xcel Energy, Inc.(a)
2,925,000	3.350		12/01/26	2,746,224

				18,686,670

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	384,272
440,000	3.875	(c)	04/30/28	413,600
200,000	5.500	(c)	10/31/46	172,666
420,000	5.500		07/31/47	361,872
340,000	5.500	(c)	07/31/47	292,944

				1,625,354

Entertainment(a) – 0.6%
Warnermedia Holdings, Inc.
4,100,000	6.412		03/15/26	4,102,993
5,050,000	4.054		03/15/29	4,615,094
3,400,000	4.279		03/15/32	3,012,638

				11,730,725

Environmental – 0.2%
Republic Services, Inc.(a)
200,000	2.500		08/15/24	192,984
The Nature Conservancy
60,000	0.944		07/01/26	51,534

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental – (continued)
The Nature Conservancy– (continued)
$75,000	1.304%	07/01/28	$ 60,584
Waste Connections, Inc.(a)
832,000	4.200	01/15/33	782,105
Waste Management, Inc.(a)
2,442,000	4.150	04/15/32	2,326,200

			3,413,407

Food & Drug Retailing(a) – 0.2%
Kraft Heinz Foods Co.
2,056,000	3.750	04/01/30	1,908,790
Sysco Corp.
225,000	6.600	04/01/40	243,185
75,000	6.600	04/01/50	85,508
Tyson Foods, Inc.
1,250,000	3.900	09/28/23	1,245,688

			3,483,171

Gas(a) – 0.0%
NiSource, Inc.
325,000	3.600	05/01/30	292,770
The East Ohio Gas Co.(c)
525,000	1.300	06/15/25	481,210

			773,980

Healthcare Providers & Services(a) – 1.5%
Adventist Health System
540,000	2.952	03/01/29	472,607
Banner Health
3,235,000	2.338	01/01/30	2,752,541
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	906,571
Centene Corp.
925,000	4.250	12/15/27	865,541
2,100,000	2.625	08/01/31	1,673,070
CommonSpirit Health
2,385,000	3.910	10/01/50	1,842,709
2,655,000	6.461	11/01/52	3,028,271
DH Europe Finance II S.a.r.l.
1,725,000	2.200	11/15/24	1,651,273
50,000	3.250	11/15/39	40,736
GE HealthCare Technologies, Inc.
1,170,000	6.377	11/22/52	1,301,333
HCA, Inc.
1,590,000	3.500	09/01/30	1,392,760
Humana, Inc.
800,000	5.500	03/15/53	796,480
Rush Obligated Group
1,320,000	3.922	11/15/29	1,216,339
Stanford Health Care
975,000	3.310	08/15/30	875,864
STERIS Irish FinCo UnLtd Co.
501,000	2.700	03/15/31	418,290
Stryker Corp.
475,000	3.375	11/01/25	454,618
75,000	1.950	06/15/30	62,690
Sutter Health
605,000	2.294	08/15/30	500,133

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
UnitedHealth Group, Inc.
	$3,750,000	5.350%		02/15/33	$ 3,896,062
	1,400,000	5.875		02/15/53	1,553,048
	1,923,000	5.050		04/15/53	1,909,020

					27,609,956

Home Builders(a) – 0.1%
Lennar Corp.
	1,235,000	4.750		11/29/27	1,200,865

Insurance – 0.1%
Arch Capital Finance LLC(a)
	1,200,000	4.011		12/15/26	1,142,652
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	340,242
Great-West Lifeco Finance 2018 LP(a)(c)
	422,000	4.047		05/17/28	396,785
Willis North America, Inc.(a)
	700,000	2.950		09/15/29	603,386

					2,483,065

Internet(a) – 0.5%
Amazon.com, Inc.
	500,000	4.800		12/05/34	510,755
Expedia Group, Inc.
	1,212,000	4.625		08/01/27	1,176,088
	825,000	3.800		02/15/28	772,382
	875,000	3.250		02/15/30	761,145
	331,000	2.950		03/15/31	280,145
Netflix, Inc.(c)
	3,575,000	4.875		06/15/30	3,523,091
Prosus NV
	200,000	3.257	(c)	01/19/27	180,690
	420,000	3.680	(c)	01/21/30	351,540
	690,000	3.680		01/21/30	577,530
EUR	100,000	2.031	(c)	08/03/32	77,202
	$230,000	4.027	(c)	08/03/50	142,888
	210,000	3.832	(c)	02/08/51	127,688

					8,481,144

Investment Companies(a)(c) – 0.0%
JAB Holdings B.V.
	500,000	2.200		11/23/30	393,240

Iron/Steel – 0.1%
POSCO(c)
	260,000	5.750		01/17/28	263,765
Steel Dynamics, Inc.(a)
	490,000	2.400		06/15/25	458,194
	1,075,000	1.650		10/15/27	918,243

					1,640,202

Lodging(a) – 0.3%
Hyatt Hotels Corp.
	2,000,000	1.800		10/01/24	1,906,420
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,084,649

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – (continued)
Marriott International, Inc. – (continued)
$2,625,000	2.850%		04/15/31	$ 2,207,336

				6,198,405

Machinery - Construction & Mining(a)(c) – 0.1%
The Weir Group PLC
2,375,000	2.200		05/13/26	2,126,005

Media(a) – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
8,750,000	4.908		07/23/25	8,580,775
6,675,000	3.750		02/15/28	6,126,715
Comcast Corp.
1,300,000	3.950		10/15/25	1,266,785
1,173,000	3.300		02/01/27	1,113,576
100,000	3.750		04/01/40	84,245
275,000	4.700		10/15/48	258,591
Fox Corp.
700,000	4.030		01/25/24	692,279
75,000	5.476		01/25/39	70,086
Time Warner Cable LLC
275,000	5.875		11/15/40	243,273

				18,436,325

Mining – 0.4%
Glencore Funding LLC(c)
1,300,000	4.125	(a)	03/12/24	1,283,854
1,181,000	4.625		04/29/24	1,166,096
1,850,000	1.625	(a)	04/27/26	1,667,960
2,175,000	2.625	(a)	09/23/31	1,749,983
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	463,832
Teck Resources Ltd.(a)
655,000	3.900		07/15/30	595,972

				6,927,697

Miscellaneous Manufacturing – 0.3%
Eaton Corp.(a)
3,641,000	4.150		03/15/33	3,458,549
GE Capital International Funding Co.
800,000	4.418		11/15/35	758,512
General Electric Co.
950,000	6.750		03/15/32	1,071,629
700,000	5.875		01/14/38	752,640

				6,041,330

Multi-National(a)(c) – 0.1%
The African Export-Import Bank
740,000	2.634		05/17/26	666,170
830,000	3.798		05/17/31	668,822

				1,334,992

Oil Field Services – 0.3%
Aker BP ASA(a)(c)
639,000	2.000		07/15/26	572,857
Devon Energy Corp.(a)
180,000	5.600		07/15/41	169,484

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(a)
$600,000	3.625%	09/15/24	$ 584,382
375,000	3.800	04/01/28	349,586
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,153,272
Phillips 66(a)
375,000	3.850	04/09/25	364,834
725,000	1.300	02/15/26	655,799
QatarEnergy(a)(c)
410,000	3.300	07/12/51	299,788
Reliance Industries Ltd.(c)
480,000	2.875	01/12/32	400,042
250,000	3.750	01/12/62	175,485

			4,725,529

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570	01/15/26	1,331,246

Pharmaceuticals(a) – 1.7%
AbbVie, Inc.
1,709,000	4.500	05/14/35	1,621,961
638,000	4.300	05/14/36	586,641
3,250,000	4.050	11/21/39	2,828,702
1,946,000	4.250	11/21/49	1,676,810
Bayer US Finance II LLC(c)
850,000	3.875	12/15/23	841,041
Becton Dickinson & Co.
997,000	3.363	06/06/24	975,794
CVS Health Corp.
650,000	2.625	08/15/24	628,693
7,749,000	4.780	03/25/38	7,143,261
Perrigo Finance Unlimited Co.
2,975,000	4.375	03/15/26	2,827,856
Pfizer Investment Enterprises Pte Ltd.
4,300,000	4.750	05/19/33	4,285,595
The Cigna Group
5,100,000	4.125	11/15/25	4,966,482
1,858,000	2.400	03/15/30	1,578,538
1,025,000	4.800	08/15/38	967,508
1,300,000	4.900	12/15/48	1,209,117
Zoetis, Inc.
100,000	4.450	08/20/48	89,021

			32,227,020

Pipelines – 1.3%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600	11/02/47	1,101,928
Cheniere Energy Partners LP(a)(c)
1,185,000	5.950	06/30/33	1,189,787
Enbridge, Inc.(a)
1,547,000	5.700	03/08/33	1,568,364
2,300,000	2.500	08/01/33	1,803,154
Energy Transfer LP(a)
1,950,000	4.200	09/15/23	1,943,155
50,000	4.950	06/15/28	48,617
1,225,000	5.250	04/15/29	1,195,735
375,000	5.300	04/15/47	326,753

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(a)
$85,000	3.750%		02/15/25	$ 82,717
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	161,322
2,887,544	2.940		09/30/40	2,313,702
320,000	3.250	(c)	09/30/40	247,574
MPLX LP(a)
1,300,000	2.650		08/15/30	1,088,854
275,000	4.500		04/15/38	236,990
645,000	5.500		02/15/49	587,756
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,100,000	3.850		10/15/23	1,092,982
875,000	3.800		09/15/30	776,965
Sabine Pass Liquefaction LLC(a)
1,650,000	5.625		03/01/25	1,644,489
275,000	5.000		03/15/27	270,762
Targa Resources Corp.(a)
1,010,000	4.200		02/01/33	895,496
The Williams Cos., Inc.(a)
850,000	3.900		01/15/25	826,073
800,000	4.000		09/15/25	772,912
1,800,000	5.650		03/15/33	1,824,588
Western Midstream Operating LP(a)
1,125,000	3.350		02/01/25	1,076,220
475,000	3.950		06/01/25	456,466
225,000	5.450		04/01/44	191,113
165,000	5.300		03/01/48	138,065

				23,862,539

Real Estate Investment Trust(a) – 1.2%
American Homes 4 Rent LP
723,000	4.900		02/15/29	693,133
American Tower Corp.
2,100,000	3.375		05/15/24	2,055,354
1,750,000	2.400		03/15/25	1,649,813
Crown Castle, Inc.
2,150,000	3.150		07/15/23	2,148,086
CubeSmart LP
600,000	4.000		11/15/25	569,148
1,095,000	2.500		02/15/32	869,660
Host Hotels & Resorts LP
952,000	2.900		12/15/31	751,899
Invitation Homes Operating Partnership LP
1,300,000	2.300		11/15/28	1,106,495
3,595,000	2.000		08/15/31	2,787,455
NNN REIT, Inc.
790,000	3.900		06/15/24	773,615
1,150,000	4.000		11/15/25	1,094,674
Prologis LP
3,037,000	1.750		07/01/30	2,442,963
Realty Income Corp.
400,000	3.950		08/15/27	380,252
Spirit Realty LP
1,200,000	3.400		01/15/30	1,023,228
UDR, Inc.
475,000	2.100		08/01/32	361,195
Ventas Realty LP
975,000	3.500		02/01/25	933,797

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
WP Carey, Inc.
$505,000	4.600%	04/01/24	$ 498,061
445,000	4.000	02/01/25	431,979
1,000,000	3.850	07/15/29	905,790
725,000	2.400	02/01/31	581,943

			22,058,540

Retailing(a) – 0.9%
AutoNation, Inc.
1,404,000	4.500	10/01/25	1,352,515
500,000	1.950	08/01/28	408,450
825,000	4.750	06/01/30	772,233
CK Hutchison International 20 Ltd.(c)
200,000	2.500	05/08/30	172,728
Dollar Tree, Inc.
975,000	4.000	05/15/25	944,648
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,004,025
950,000	3.750	04/01/32	858,971
3,331,000	5.000	04/15/33	3,294,959
2,075,000	4.250	04/01/52	1,693,117
McDonald’s Corp.
1,313,000	4.600	09/09/32	1,300,500
650,000	4.200	04/01/50	562,250
Starbucks Corp.
1,850,000	3.800	08/15/25	1,791,762
1,330,000	3.000	02/14/32	1,154,693
The Home Depot, Inc.
625,000	3.250	04/15/32	561,638

			16,872,489

Savings&Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	869,798

Semiconductors(a) – 0.8%
Broadcom, Inc.(c)
1,284,000	4.150	04/15/32	1,162,675
1,156,000	3.419	04/15/33	967,780
975,000	3.469	04/15/34	799,129
4,175,000	3.137	11/15/35	3,200,054
161,000	3.187	11/15/36	121,666
1,725,000	3.500	02/15/41	1,291,283
Intel Corp.
2,750,000	5.200	02/10/33	2,775,630
NXP B.V./NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	730,703
3,125,000	2.500	05/11/31	2,547,125
2,250,000	2.650	02/15/32	1,819,170

			15,415,215

Software(a) – 1.4%
Fiserv, Inc.
2,775,000	2.750	07/01/24	2,692,721
75,000	4.200	10/01/28	71,865
Oracle Corp.
2,000,000	4.500	05/06/28	1,946,340
1,881,000	2.950	04/01/30	1,642,038

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Oracle Corp. – (continued)
$2,550,000	4.650%		05/06/30	$ 2,466,411
5,625,000	2.875		03/25/31	4,793,962
2,211,000	4.900		02/06/33	2,146,395
350,000	3.600		04/01/40	270,827
3,700,000	6.900		11/09/52	4,146,109
ServiceNow, Inc.
3,400,000	1.400		09/01/30	2,694,160
Take-Two Interactive Software, Inc.
1,495,000	3.700		04/14/27	1,416,303
VMware, Inc.
700,000	1.800		08/15/28	587,965
Workday, Inc.
50,000	3.700		04/01/29	46,390
675,000	3.800		04/01/32	607,412

				25,528,898

Telecommunication Services – 1.8%
AT&T, Inc.(a)
2,375,000	2.750		06/01/31	2,004,381
1,165,000	4.900		08/15/37	1,092,968
2,355,000	4.850		03/01/39	2,169,732
1,325,000	3.500		06/01/41	1,017,998
450,000	5.150		11/15/46	418,869
1,250,000	3.650		06/01/51	917,138
450,000	3.500		09/15/53	318,582
Telefonica Emisiones SA
425,000	4.665		03/06/38	360,472
T-Mobile USA, Inc.(a)
1,320,000	3.500		04/15/25	1,270,091
1,350,000	1.500		02/15/26	1,220,630
5,004,000	3.750		04/15/27	4,740,489
700,000	4.750		02/01/28	680,414
125,000	2.050		02/15/28	108,578
2,333,000	3.875		04/15/30	2,150,583
2,205,000	2.875		02/15/31	1,869,664
2,150,000	3.500		04/15/31	1,896,257
3,075,000	5.200		01/15/33	3,055,627
Verizon Communications, Inc.
3,758,000	4.329		09/21/28	3,621,058
2,251,000	4.016	(a)	12/03/29	2,099,845
100,000	1.750	(a)	01/20/31	78,844
1,500,000	2.550	(a)	03/21/31	1,252,770

				32,344,990

Transportation(a) – 0.1%
CSX Corp.
2,645,000	4.100		11/15/32	2,502,778

TOTAL CORPORATE OBLIGATIONS (Cost $608,309,844)				$ 562,626,299

Asset-Backed Securities – 6.9%
Automotive(a) – 1.2%
GM Financial Automobile Leasing Trust Series 2022-1, Class A3
$2,600,000	1.900%		03/20/25	$ 2,549,628

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(a) – (continued)
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(c)
$4,700,000	5.340%	06/15/28	$ 4,672,938
Hyundai Auto Receivables Trust Hart 2023 A, Class A2a
4,000,000	5.190	12/15/25	3,981,873
Nissan Auto Receivables Owner Narot 2023 A, Class A2a
4,175,000	5.340	02/17/26	4,159,550
Toyota Lease Owner Trust Tlot 2023 A, Class A2(c)
2,600,000	5.300	08/20/25	2,587,980
World Omni Auto Receivables Trust Woart 2023 B, Class A2a
4,200,000	5.250	11/16/26	4,177,358

			22,129,327

Collateralized Loan Obligations(a)(b)(c) – 4.6%
AB BSL CLO 2 Ltd. Series 21-2A, Class A (3M USD LIBOR + 1.100%)
5,600,000	6.360	04/15/34	5,526,304
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
4,000,000	6.480	04/15/33	3,953,032
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (3M USD LIBOR + 2.650%)
2,100,000	7.923	04/22/31	1,977,152
Crown City CLO I Series 2020-1A, Class A2R (3M USD LIBOR + 1.750%)
4,600,000	7.000	07/20/34	4,411,736
Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.240%)
5,250,000	6.500	07/15/36	5,152,434
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.300%)
6,000,000	6.560	07/15/31	5,966,016
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
6,250,000	6.749	11/30/32	6,192,431
Halseypoint CLO 7 Ltd. (SOFR + 2.250%)
5,200,000	7.509	07/20/36	5,200,000
Logan CLO III Ltd. Series 2022-1A, Class A (SOFR + 1.540%)
4,500,000	6.596	04/21/35	4,455,616
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
3,500,000	6.611	04/14/33	3,434,932
Octagon Investment Partners 40 Ltd. (3M USD LIBOR + 1.170%)
4,700,000	6.420	01/20/35	4,605,065
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,150,000	6.390	07/02/35	2,118,066
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
2,000,000	6.712	04/18/33	1,948,818
Palmer Square CLO Ltd. Series 2019-1A, Class A1R (3M USD LIBOR + 1.150%)
6,000,000	6.471	11/14/34	5,899,470
Recette CLO Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
7,000,000	6.330	04/20/34	6,834,849

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(b)(c) – (continued)
RR Ltd. Series 2023-26A, Class A1 (TSFR3M + 1.780%)
$2,800,000	6.512%	04/15/38	$ 2,798,947
TCW CLO Ltd. Series 2023-1A, Class A1N (TSFR3M + 2.070%)
4,500,000	6.861	04/28/36	4,495,297
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,900,000	6.540	04/15/33	6,758,067
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
3,250,000	6.623	07/28/32	3,201,663

			84,929,895

Credit Card(a) – 0.9%
Barclays Dryrock Issuance Trust Drock 2023 1 A
8,400,000	4.720	02/15/29	8,283,192
Capital One Multi-Asset Execution Trust Series 22-A3, Class A
4,200,000	4.950	10/15/27	4,169,083
Discover Card Execution Note Trust Dcent 2023 A1, Class A
4,300,000	4.310	03/15/28	4,205,510

			16,657,785

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
2,270,000	4.275	02/01/36	2,135,181

Student Loan(a)(b) – 0.1%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
527,582	5.344	09/26/33	501,587
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
301,092	5.905	04/25/35	299,899
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
0	6.008	05/25/34	0
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
1,403,261	6.300	09/25/65	1,381,688

			2,183,174

TOTAL ASSET-BACKED SECURITIES (Cost $129,636,878)			$ 128,035,362

Agency Debentures – 2.0%
Sovereign – 2.0%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%	03/28/34	$ 6,022,886
11,930,000	2.900	04/12/32	10,715,645
2,500,000	3.500	09/01/32	2,340,925
FFCB
3,840,000	3.300	05/19/32	3,503,270
FHLB
3,500,000	3.375	09/08/23	3,486,245
750,000	3.375	12/08/23	743,363
2,400,000	5.000	09/28/29	2,466,504

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Agency Debentures – (continued)
Sovereign – (continued)
FNMA
	$3,700,000	1.875%		09/24/26	$ 3,414,730
	4,200,000	6.250		05/15/29	4,645,158

TOTAL AGENCY DEBENTURES (Cost $40,521,232)					$ 37,338,726

Sovereign Debt Obligations – 1.3%
Euro – 0.1%
Republic of Romania(c)
EUR	100,000	2.000%		01/28/32	$ 79,718
	360,000	3.375		01/28/50	245,261
United Mexican States(a)
	839,000	1.450		10/25/33	676,073

					1,001,052

United States Dollar – 1.2%
Export-Import Bank of Korea
	$900,000	5.000		01/11/28	904,302
	390,000	5.125		01/11/33	402,316
Hungary Government International Bond
	1,700,000	6.125		05/22/28	1,726,333
Israel Government AID Bond(g)
	1,200,000	5.500		12/04/23	1,199,208
	2,400,000	5.500		04/26/24	2,395,320
	4,700,000	5.500		09/18/33	5,165,112
Korea Hydro & Nuclear Power Co., Ltd.(c)
	2,760,000	4.250		07/27/27	2,684,763
Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	2,016,866
Republic of Indonesia
	380,000	4.125		01/15/25	372,978
	420,000	4.125	(c)	01/15/25	412,238
Republic of Panama(a)
	210,000	4.500		01/19/63	153,317
Republic of Peru(a)
	10,000	2.780		12/01/60	6,072
	100,000	3.230	(h)	07/28/21	60,005
Republic of Romania
	770,000	3.000	(c)	02/27/27	696,080
	690,000	5.125		06/15/48	589,260
	580,000	4.000		02/14/51	412,774
State of Israel(i)
	200,000	4.500		04/03/20	160,792
United Mexican States
	200,000	3.750		01/11/28	190,186
	240,000	3.250	(a)	04/16/30	213,338
	200,000	4.750	(a)	04/27/32	190,866
	1,746,000	3.500	(a)	02/12/34	1,457,072
	1,960,000	3.771	(a)	05/24/61	1,335,936
	600,000	3.750	(a)	04/19/71	401,508

					23,146,642

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,375,531)					$ 24,147,694

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 1.0%
Arizona – 0.0%
City of Tucson AZ Taxable Series A(a)
$100,000	1.457%		07/01/28	$ 85,291
City of Yuma AZ Pledged Revenue Taxable Series 2021
100,000	1.749		07/15/28	83,878

				169,169

California – 0.4%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	(a)	04/01/39	3,235,478
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
620,000	1.807		02/01/30	487,630
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A(a)
2,295,000	2.074		11/01/30	1,886,380
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C(a)
245,000	1.831		11/01/29	203,370
Port Of Oakland RB Taxable Refunding Series R
770,000	1.949	(a)	05/01/28	657,831
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302		03/01/28	467,337
San Jose Financing Authority Lease RB Taxable Refunding Series A
540,000	1.812	(a)	06/01/29	454,246

				7,392,272

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154		07/01/30	495,936

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
1,628,764	7.350	(a)	07/01/35	1,750,325
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100		06/01/33	1,149,767

				2,900,092

Louisiana(a) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
170,000	0.958		06/01/26	145,149
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
150,000	1.008		12/01/26	126,143
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
160,000	1.138		02/15/26	138,557
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
205,000	1.059		09/01/26	177,493

				587,342

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
$65,000	1.303%	08/01/28	$ 54,196

New York – 0.3%
Metropolitan Transportation Authority Revenue Series 2010(a)
395,000	5.989	11/15/30	415,281
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
2,670,000	5.175	11/15/49	2,431,896
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
1,795,000	1.086	07/01/23	1,795,000

			4,642,177

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,585,000	6.270	02/15/50	1,738,510

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758	06/01/30	110,098

Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
355,000	2.235	07/01/29	307,429

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $19,262,823)			$ 18,397,221

U.S. Treasury Obligations – 17.0%
U.S. Treasury Notes(j)
$16,320,000	3.500%	04/30/28	$ 15,857,175
2,590,000	3.875	09/30/29	2,564,909
United States Treasury Bill(j)(k)
92,200,000	0.000	09/21/23	91,142,466
United States Treasury Bonds
6,530,000	4.250	05/15/39	6,832,013
75,750,000	4.250	11/15/40	78,744,492
210,000	3.375	05/15/44	189,328
15,240,000	2.875	11/15/46	12,556,331
65,870,000	3.000	02/15/47	55,454,306
9,870,000	4.000	11/15/52	10,144,510
United States Treasury Notes
22,680,000	0.750	05/31/26	20,373,019
22,370,000	1.375	08/31/26	20,356,700

TOTAL U.S. TREASURY OBLIGATIONS (Cost $352,047,562)			$ 314,215,249

Shares	Description	Value

Exchange Traded Funds – 1.6%
371,811	Vanguard Intermediate-Term Corporate Bond ETF	$ 29,384,223
(Cost $29,418,616)

Shares	Dividend Rate	Value

Investment Company(l) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,053,761	5.022%	$ 12,053,761
(Cost $12,053,761)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 1.9%
Certificates of Deposit – 1.4%
Banco Santander SA(b) (SOFR + 0.490%)
$5,000,000	5.320%	02/09/24	$ 4,997,502
Bayerische Landesbank
4,000,000	5.300	01/25/24	3,987,145
Citibank N.A.
11,000,000	3.800	08/01/23	10,984,807
Nordea Bank Abp(b) (SOFR + 0.530%)
5,000,000	5.360	09/11/23	5,002,947

			24,972,401

Commercial Paper(k) – 0.5%
Bank of Montreal
3,343,000	0.000	07/12/23	3,337,334
Pure Grove Funding
6,790,000	0.000	01/18/24	6,575,500

			9,912,834

TOTAL SHORT-TERM INVESTMENTS (Cost $34,934,585)			$ 34,885,235

TOTAL INVESTMENTS – 108.8% (Cost $2,133,422,909)			$2,010,878,646

OTHER ASSETS IN EXCESS OF LIABILITIES – (8.8)%			(162,873,025)

NET ASSETS – 100.0%			$1,848,005,621

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $188,837,142 which represents approximately 10.3% of net assets as of June 30, 2023.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $13,206,066, which represents approximately 1of the Fund’s net assets as of June 30, 2023.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $8,759,640, which represents approximately 1% of the Fund’s net assets as of June 30, 2023

(h)	Actual maturity date is July 28, 2121.

(i)	Actual maturity date is April 03, 2120.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Represents an affiliated Issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,621,549	AUD	2,416,449	09/20/23	$8,146
	USD	1,707,944	EUR	1,550,293	09/19/23	9,451
State Street Bank and Trust	CHF	4,533,753	USD	5,061,568	09/20/23	47,486

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	2,341,037	CAD	3,114,247	09/20/23	$(12,777)
	USD	1,618,098	NZD	2,647,780	09/20/23	(6,287)
JPMorgan Securities, Inc.	USD	1,510,445	NOK	16,540,571	09/20/23	(34,921)
MS & Co. Int. PLC	USD	2,284,565	EUR	2,118,553	09/20/23	(36,628)
	USD	2,098,415	GBP	1,673,711	09/20/23	(27,623)
UBS AG (London)	JPY	560,982,016	USD	4,089,002	09/20/23	(151,493)
	USD	1,695,114	SEK	18,261,481	09/20/23	(4,695)

TOTAL						$(274,424)

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	3.000%	TBA - 30yr	07/20/23	$(26,000,000)	$(23,227,199)
GNMA	4.500	TBA - 30yr	07/20/23	(3,000,000)	(2,894,593)
GNMA	6.000	TBA - 30yr	07/20/23	(2,000,000)	(2,013,016)
UMBS, 30 Year, Single Family	2.000	TBA - 30yr	07/13/23	(47,000,000)	(38,299,661)
UMBS, 30 Year, Single Family	2.500	TBA - 30yr	07/13/23	(12,000,000)	(10,169,530)
UMBS, 30 Year, Single Family	3.000	TBA - 30yr	07/13/23	(22,000,000)	(19,356,559)
UMBS, 30 Year, Single Family	5.500	TBA - 30yr	07/13/23	(74,000,000)	(73,644,393)
UMBS, 30 Year, Single Family	6.000	TBA - 30yr	07/13/23	(28,000,000)	(28,243,902)

(PROCEEDS RECEIVABLE: $(198,819,277))					$(197,848,853)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,007	09/29/23	$204,767,156	$(1,374,273)
30 Year German Euro-Buxl	2	09/07/23	304,663	4,383
5 Year German Euro-Bobl	2	09/07/23	291,874	412
5 Year U.S. Treasury Notes	1,410	09/29/23	151,002,188	(1,284,596)
Ice 3M Sonia Index	290	12/17/24	86,647,132	(859,128)
Ice 3M Sonia Index	35	09/17/24	10,434,076	(29,816)
Ultra Long U.S. Treasury Bonds	459	09/20/23	62,524,406	565,453

Total				$(2,977,565)

Short position contracts:
10 Year U.S. Treasury Notes	(472)	09/20/23	(54,624,921)	213,883
20 Year U.S. Treasury Bonds	(31)	09/20/23	(3,934,094)	(4,533)
3M EuriBor	(13)	09/18/23	(3,407,737)	5,751
5 Year German Euro-Bobl	(81)	09/07/23	(10,227,286)	45,726
5 Year German Euro-Oat	(1)	09/07/23	(140,110)	(1,038)
Ice 3M Sonia Index	(255)	12/19/23	(76,145,190)	489,788

Total				$749,577

TOTAL FUTURES CONTRACTS				$(2,227,988)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(b)	12M SOFR(b)	04/19/25		$2,700	$24,692	$(2,517)	$27,209
3.270(b)	12M SOFR(b)	05/14/25		42,030	431,577	249,824	181,753
3.500(c)	12M EURO(c)	09/20/25	EUR	14,040	12,630	15,760	(3,130)
3M STIBOR(d)	3.500%(c)	09/20/25	SEK	151,320	(126,200)	(107,792)	(18,408)
3.500(d)	3M AUDOR(d)	09/20/25	AUD	19,410	234,251	205,317	28,934
5.000(e)	3M NZDOR(d)	09/20/25	NZD	21,110	82,952	50,442	32,510
12M CDOR(e)	4.250(e)	09/20/25	CAD	38,080	(187,032)	(207,833)	20,801
12M SOFR(c)	3.350(c)	10/06/27		$105,200	152,456	417,540	(265,084)
3.190(e)	12M CDOR(e)	03/24/28	CAD	7,960	(7,971)	(16,758)	8,787
12M SOFR(c)	2.920(c)	03/27/28		$6,080	(63,223)	4,723	(67,946)
12M EURO(c)	3.000(c)	04/13/28	EUR	9,470	(155)	131,196	(131,351)
2.852(c)	12M EURO(d)	04/22/28		35,450	(43,286)	(126,263)	82,977
12M EURO(c)	2.673(c)	04/22/28		35,450	60,395	146,473	(86,078)
0.500(c)	12M JYOR(c)	09/20/28	JPY	5,760,000	(448,110)	(470,231)	22,121
3.500(c)	12M SONIA(c)	09/20/28	GBP	1,120	91,195	80,195	11,000
2.350(c)	6M EURO(e)	07/04/29	EUR	1,380	40,591	(22,383)	62,974
12M SOFR(c)	3.423(c)	03/31/30		$30,070	(420,881)	(3,196)	(417,685)
2.680(c)	12M SOFR(c)	07/28/32		20,070	353,955	279,326	74,629
12M CDOR(e)	3.320(e)	03/23/33	CAD	5,210	37,801	26,405	11,396
3.060(c)	12M SOFR(c)	03/27/33		$4,050	12,485	(3,381)	15,866
3.750(e)	12M CDOR(e)	09/20/33	CAD	3,770	(81,697)	(52,548)	(29,149)
0.750(c)	12M JYOR(c)	09/20/33	JPY	3,145,000	(291,669)	(274,379)	(17,290)
3.500(c)	12M SOFR(c)	09/20/33		$10,310	3,561	21,668	(18,107)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.250%(c)	12M SONIA(c)	09/20/33	GBP	1,970	$207,145	$193,316	$13,829
12M CHFOR(c)	2.000%(c)	09/20/33	CHF	11,820	272,349	44,694	227,655
6M EURO(e)	3.250(c)	09/20/33	EUR	2,560	62,868	42,794	20,074
12M SOFR(c)	3.500(c)	09/20/33		$6,870	(2,373)	29,872	(32,245)
3.000(c)	3M STIBOR(d)	09/20/33	SEK	79,700	17,146	(77,888)	95,034
6M AUDOR(e)	4.000(e)	09/20/33	AUD	14,400	(308,681)	(346,197)	37,516
3M NZDOR(d)	4.500(e)	09/20/33	NZD	4,480	6,519	15,030	(8,511)
3.250(c)	6M EURO(e)	09/20/33	EUR	2,570	(63,113)	(52,975)	(10,138)
3.500(c)	6M NIBOR(e)	09/20/33	NOK	46,980	122,817	50,556	72,261
6M EURO(e)	3.000(c)	05/15/35	EUR	17,020	134,628	56,579	78,049
3.240(c)	12M SOFR(c)	10/06/35		$23,830	(69,160)	(257,459)	188,299
6M EURO(e)	2.855(c)	07/04/37	EUR	10,460	44,351	(354,144)	398,495
12M SOFR(c)	2.910(c)	07/28/37		$48,890	(645,945)	(652,894)	6,949
6M EURO(e)	2.152(c)	08/09/37	EUR	16,880	(449,746)	(779,122)	329,376
12M SOFR(c)	2.720(c)	08/11/37		$31,530	(617,342)	(794,222)	176,880
12M SOFR(c)	3.391(c)	05/10/38		25,430	56,356	(22,153)	78,509
1.451(c)	6M EURO(e)	08/10/42	EUR	43,180	1,380,897	1,158,847	222,050
2.080(c)	12M SOFR(c)	07/28/47		$38,850	551,997	520,095	31,902
6M EURO(e)	1.051(c)	08/11/47	EUR	25,280	(658,516)	(499,836)	(158,680)
1.560(c)	6M EURO(e)	07/06/52		8,040	334,129	36,518	297,611
2.170(c)	12M SOFR(c)	08/11/52		$14,900	658,989	597,152	61,837
2.564(c)	12M SOFR(c)	05/11/53		20,390	(116,559)	17,861	(134,420)
2.000(c)	6M EURO(e)	05/17/53	EUR	8,660	(48,661)	11,367	(60,028)
2.500(c)	6M EURO(e)	09/20/53		2,910	7,927	92,061	(84,134)

TOTAL					$746,339	$(628,560)	$1,374,899

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.396%	06/20/25	$4,725	$55,134	$41,713	$13,421
CDX.NA.IG Index 40	1.000	0.662	06/20/28	217,575	3,309,168	2,276,247	1,032,921
General Electric Co. 6.750%, 03/15/32	1.000	0.566	06/20/26	3,875	47,700	31,383	16,317
Nordstrom, Inc., 6.950%, 03/15/28	1.000	1.732	12/20/24	1,950	(19,607)	(18,699)	(908)
Nordstrom, Inc., 6.950%, 03/15/28	1.000	1.266	06/20/24	5,525	(12,244)	(5,210)	(7,034)
Republic of Chile, 3.240%, 02/06/28	1.000	0.725	06/20/28	5,440	68,271	(10,888)	79,159
Republic of Indonesia, 4.125%, 01/15/25	1.000	0.867	06/20/28	5,480	33,889	(3,993)	37,882
The Boeing Co., 2.600%, 10/30/25	1.000	0.446	06/20/24	1,225	6,851	5,172	1,679

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
United Mexican States, 4.150%, 03/28/27	1.000%	1.022%	06/20/28	$3,980	$(2,597)	$(35,314)	$32,717

TOTAL					$3,486,565	$2,280,411	$1,206,154

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	6,300,000	$6,300,000	$71	$211,050	$(210,979)
1Y IRS	Citibank NA	1.977	12/01/2023	5,570,000	5,570,000	13,690	126,702	(113,012)

				11,870,000	$11,870,000	$13,761	$337,752	$(323,991)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	6,430,000	6,430,000	306,061	250,320	55,741
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	6,430,000	6,430,000	386,334	232,152	154,182

				12,860,000	$12,860,000	$692,395	$482,472	$209,923

Total purchased option contracts				24,730,000	$24,730,000	$706,156	$820,224	$(114,068)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(33,250,000)	(33,250,000)	(53,971)	(206,482)	152,511
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(16,850,000)	(16,850,000)	(25,408)	(107,419)	82,011
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(16,850,000)	(16,850,000)	(24,788)	(109,525)	84,737
1M IRS	Citibank NA	3.030	07/17/2023	(4,910,000)	(4,910,000)	(42,082)	(41,945)	(137)
1M IRS	Citibank NA	3.012	07/31/2023	(5,040,000)	(5,040,000)	(54,996)	(51,174)	(3,822)
1Y IRS	Citibank NA	1.750	07/28/2023	(6,300,000)	(6,300,000)	(1)	(78,750)	78,749
1Y IRS	Citibank NA	2.075	07/28/2023	(6,300,000)	(6,300,000)	(9)	(132,300)	132,291
1Y IRS	Citibank NA	1.484	12/01/2023	(2,240,000)	(2,240,000)	(8,393)	(126,427)	118,034
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(4,860,000)	(4,860,000)	(20,301)	(44,653)	24,352
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(5,020,000)	(5,020,000)	(14,514)	(50,827)	36,313
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(5,110,000)	(5,110,000)	(22,023)	(49,184)	27,161
1Y IRS	JPMorgan Securities, Inc.	0.400	01/05/2024	(642,000,000)	(642,000,000)	(44,446)	(20,459)	(23,987)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(4,950,000)	(4,950,000)	(1,800)	(49,376)	47,576
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(5,130,000)	(5,130,000)	(29,243)	(47,485)	18,242
1M IRS	UBS AG (London)	3.092	07/24/2023	(4,990,000)	(4,990,000)	(68,370)	(46,613)	(21,757)

				(763,800,000)	$(763,800,000)	$(410,345)	$(1,162,619)	$752,274

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
1Y IRS	BofA Securities LLC	3.025%	05/10/2024	(33,250,000)	$(33,250,000)	$(471,994)	$(206,482)	$(265,512)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(16,850,000)	(16,850,000)	(250,662)	(107,419)	(143,243)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(16,850,000)	(16,850,000)	(254,256)	(109,525)	(144,731)
1M IRS	Citibank NA	3.030	07/17/2023	(4,910,000)	(4,910,000)	(29,478)	(42,226)	12,748
1M IRS	Citibank NA	3.012	07/31/2023	(5,040,000)	(5,040,000)	(48,672)	(51,174)	2,502
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(4,860,000)	(4,860,000)	(30,866)	(44,653)	13,787
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(6,430,000)	(6,430,000)	(124,283)	(153,422)	29,139
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(6,430,000)	(6,430,000)	(31,889)	(96,898)	65,009
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(5,020,000)	(5,020,000)	(53,512)	(50,827)	(2,685)
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(5,110,000)	(5,110,000)	(66,298)	(49,184)	(17,114)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(6,430,000)	(6,430,000)	(53,145)	(88,823)	35,678
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(6,430,000)	(6,430,000)	(183,897)	(143,329)	(40,568)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(4,950,000)	(4,950,000)	(53,104)	(49,376)	(3,728)
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(5,130,000)	(5,130,000)	(68,282)	(47,485)	(20,797)
1M IRS	UBS AG (London)	3.092	07/24/2023	(4,990,000)	(4,990,000)	(25,896)	(46,613)	20,717

				(132,680,000)	$(132,680,000)	$(1,746,234)	$(1,287,436)	$(458,798)

Total written option contracts				(896,480,000)	$(896,480,000)	$(2,156,579)	$(2,450,055)	$293,476

TOTAL				(871,750,000)	$(871,750,000)	$(1,450,423)	$(1,629,831)	$179,408

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 36.9%
Aerospace & Defense(a) – 0.2%
Raytheon Technologies Corp.
	$27,000	3.650%		08/16/23	$ 26,898
The Boeing Co.
	779,000	5.150		05/01/30	771,592
	225,000	3.250		02/01/35	182,392
	225,000	3.375		06/15/46	157,405
	80,000	3.625		03/01/48	56,862
	100,000	3.750		02/01/50	75,090

					1,270,239

Agriculture – 0.5%
BAT Capital Corp.(a)
	50,000	3.557		08/15/27	46,033
BAT International Finance PLC
GBP	150,000	4.000		09/04/26	173,972
	1,075,000	2.250	(a)	06/26/28	1,090,042
Cargill, Inc.(a)(b)
	$1,050,000	5.125		10/11/32	1,058,201
Philip Morris International, Inc.(a)
	525,000	5.625		11/17/29	534,933

					2,903,181

Automotive – 1.2%
General Motors Financial Co., Inc.(a)
EUR	100,000	1.694		03/26/25	104,214
GBP	150,000	2.350		09/03/25	173,065
EUR	195,000	0.850		02/26/26	193,885
	$1,725,000	1.500		06/10/26	1,525,435
	650,000	5.000		04/09/27	632,911
	375,000	3.850		01/05/28	346,849
	200,000	5.650		01/17/29	197,444
	90,000	4.300		04/06/29	82,681
Hyundai Capital America(a)(b)
	2,425,000	1.650		09/17/26	2,138,050
	175,000	5.700		06/26/30	174,013
PACCAR Financial Corp.
	725,000	0.900		11/08/24	681,340
Toyota Motor Finance Netherlands BV
GBP	150,000	4.625		06/08/26	181,956
Volkswagen Financial Services NV
	100,000	5.500		12/07/26	121,472
Volkswagen Leasing GmbH
EUR	600,000	1.625		08/15/25	618,730

					7,172,045

Banks – 13.9%
ABN AMRO Bank NV
	2,400,000	0.500		09/23/29	2,089,684
(1 year CMT + 0.800%)
	$1,200,000	1.542	(a)(b)(c)	06/16/27	1,050,612
AIB Group PLC(a)(c)
(-1X 5 year EUR Swap + 3.300%)
EUR	494,000	2.875		05/30/31	489,007
(3M USD LIBOR + 1.874%)
	$1,250,000	4.263	(b)	04/10/25	1,220,487

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Australia & New Zealand Banking Group Ltd.(a)(b)(c) (5 year CMT + 1.288%)
	$750,000	2.950%		07/22/30	$ 687,952
Banco Santander SA
	800,000	2.706		06/27/24	774,120
	1,000,000	3.800		02/23/28	919,250
	1,400,000	3.490		05/28/30	1,218,868
	200,000	2.749		12/03/30	156,226
(1 year UK Government Bond + 1.800%)
GBP	200,000	3.125	(a)(c)	10/06/26	230,147
Bank of America Corp.(a)(c)
(SOFR + 1.320%)
	$350,000	2.687		04/22/32	289,972
(SOFR + 1.630%)
	2,125,000	5.202		04/25/29	2,102,220
(SOFR + 1.830%)
	1,431,000	4.571		04/27/33	1,344,696
(SOFR + 1.910%)
	600,000	5.288		04/25/34	594,498
(SOFR + 2.150%)
	375,000	2.592		04/29/31	315,143
(SOFR + 2.160%)
	300,000	5.015		07/22/33	292,839
(TSFR3M + 1.072%)
	2,900,000	3.366		01/23/26	2,784,551
Bank of Ireland Group PLC(a)(c) (5 year EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	443,355
Banque Federative du Credit Mutuel SA
GBP	200,000	1.250		12/05/25	223,103
Barclays PLC(a)(c)
(1 year CMT + 1.050%)
	$1,025,000	2.279		11/24/27	902,400
(1 year CMT + 3.500%)
	1,230,000	7.437		11/02/33	1,330,774
(-1X 5 year UK Government Bond + 1.750%)
GBP	150,000	1.700		11/03/26	167,455
BNP Paribas SA
	$1,450,000	3.375	(b)	01/09/25	1,393,218
	1,250,000	3.375		01/09/25	1,201,050
GBP	150,000	3.375		01/23/26	175,201
(5 year UK Government Bond + 1.650%)
	200,000	2.000	(a)(c)	05/24/31	213,390
(SOFR + 1.004%)
	$575,000	1.323	(a)(b)(c)	01/13/27	510,301
(SOFR + 2.074%)
	550,000	2.219	(a)(b)(c)	06/09/26	509,454
BPCE SA
	2,350,000	4.000	(b)	09/12/23	2,339,213
EUR	300,000	1.750		04/26/27	299,957
	1,400,000	4.375		07/13/28	1,516,971
(SOFR + 1.520%)
	$1,000,000	1.652	(a)(b)(c)	10/06/26	896,810
(SOFR + 2.865%)
	300,000	5.748	(a)(b)(c)	07/19/33	292,737
CaixaBank SA
EUR	400,000	1.125		05/17/24	425,420
(-1X 3M Euribor + 0.850%)
	700,000	0.375	(a)(c)	11/18/26	688,526

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
CaixaBank SA – (continued)
(-1X 3M Euribor + 1.000%)
EUR	300,000	0.750	%(a)(c)	05/26/28	$ 281,435
(3M Euribor + 0.620%)
	300,000	0.625	(a)(c)	01/21/28	288,270
(5 year EUR Swap + 3.550%)
	300,000	6.250	(a)(c)	02/23/33	329,236
Citigroup, Inc.(a)(c)
(SOFR + 0.686%)
	$1,575,000	0.776		10/30/24	1,546,902
(SOFR + 2.842%)
	1,700,000	3.106		04/08/26	1,623,177
(SOFR + 3.914%)
	300,000	4.412		03/31/31	282,231
Commonwealth Bank of Australia(a)(b)(c) (5 year CMT + 2.050%)
	661,000	3.610		09/12/34	554,936
Credit Agricole SA(a)(c)
(1 year UK Government Bond + 2.600%)
GBP	100,000	5.750		11/29/27	122,039
(3M Euribor + 1.450%)
EUR	1,400,000	4.250		07/11/29	1,517,644
(SOFR + 0.892%)
	$1,100,000	1.247	(b)	01/26/27	973,368
(SOFR + 1.676%)
	300,000	1.907	(b)	06/16/26	276,372
Credit Suisse AG
	1,000,000	2.950		04/09/25	940,620
Danske Bank A/S(a)(b)(c) (1 year CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,192,877
Deutsche Bank AG
	1,000,000	0.962		11/08/23	978,700
GBP	200,000	2.625		12/16/24	236,222
(-1X 3M Euribor + 2.050%)
EUR	400,000	1.750	(a)(c)	11/19/30	344,911
(SOFR + 1.870%)
	$275,000	2.129	(a)(c)	11/24/26	244,156
(SOFR + 2.159%)
	600,000	2.222	(a)(c)	09/18/24	592,794
(SOFR + 3.650%)
	400,000	7.079	(a)(c)	02/10/34	368,196
HSBC Holdings PLC
	200,000	4.250		08/18/25	192,142
(BPISDS01 + 1.317%)
GBP	150,000	2.256	(a)(c)	11/13/26	169,850
(TSFR3M + 1.473%)
	$2,150,000	3.803	(a)(c)	03/11/25	2,108,311
(TSFR3M + 1.796%)
	300,000	4.583	(a)(c)	06/19/29	282,360
ING Groep NV(a)(c)
(-1X 5 year EUR Swap + 1.150%)
EUR	100,000	1.000		11/16/32	90,321
(SOFR + 1.830%)
	$400,000	4.017		03/28/28	375,628
Intesa Sanpaolo SpA(a)(c) (SONIO/N + 2.594%)
GBP	150,000	6.500		03/14/29	179,100
JPMorgan Chase & Co.(a)(c)
(SOFR + 1.560%)
	$3,125,000	4.323		04/26/28	3,016,781

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)(c) – (continued)
(SOFR + 2.080%)
	$300,000	4.912%		07/25/33	$ 293,307
(TSFR3M + 1.152%)
	300,000	3.797		07/23/24	299,619
(TSFR3M + 1.250%)
	350,000	2.580		04/22/32	290,616
(TSFR3M + 2.520%)
	750,000	2.956		05/13/31	641,768
Macquarie Bank Ltd.
GBP	150,000	1.125		12/15/25	167,352
(5 year CMT + 1.700%)
	$600,000	3.052	(a)(b)(c)	03/03/36	454,104
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	348,806
(SOFR + 1.069%)
	400,000	1.340		01/12/27	355,904
Morgan Stanley(a)(c)
(3M Euribor + 1.762%)
EUR	1,875,000	4.813		10/25/28	2,068,568
(5 year CMT + 2.430%)
	$475,000	5.948		01/19/38	468,554
(SOFR + 1.360%)
	775,000	2.484		09/16/36	586,598
(SOFR + 1.590%)
	3,325,000	5.164		04/20/29	3,288,392
(SOFR + 1.870%)
	500,000	5.250		04/21/34	493,480
National Australia Bank Ltd.(b)
	750,000	6.429		01/12/33	756,532
NatWest Group PLC(a)(c) (5 year UK Government Bond +
	1.750%)
GBP	175,000	2.105		11/28/31	183,047
Permanent TSB Group Holdings PLC(a)(c) (1 year USD Swap +
	3.500%)
EUR	1,075,000	6.625		04/25/28	1,174,694
Santander U.K. Group Holdings PLC(a)(c) (BPSW1 + 1.375%)
GBP	150,000	2.920		05/08/26	174,757
Santander UK Group Holdings PLC(a)(c)
(1 year CMT + 1.250%)
	$1,000,000	1.532		08/21/26	890,400
(SOFR + 0.787%)
	1,250,000	1.089		03/15/25	1,196,737
Shinhan Bank Co. Ltd.(b)
	240,000	4.500		04/12/28	234,742
Societe Generale SA
GBP	200,000	1.250		12/07/27	200,401
(1 year CMT + 1.100%)
	$1,500,000	1.488	(a)(b)(c)	12/14/26	1,315,380
(-1X 3M Euribor + 1.280%)
EUR	1,700,000	0.875	(a)(c)	09/22/28	1,586,616
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.880%)
	$325,000	1.214		03/23/25	312,120
(1 year CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,375,377
Sumitomo Mitsui Financial Group, Inc.
	325,000	3.040		07/16/29	284,144

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. – (continued)
	$675,000	5.766%		01/13/33	$ 694,156
Swedbank AB
EUR	950,000	1.300		02/17/27	925,875
The Norinchukin Bank(b)
	$1,050,000	1.284		09/22/26	920,115
Truist Financial Corp.(a)(c) (SOFR + 2.050%)
	225,000	6.047		06/08/27	225,119
UBS Group AG
	250,000	3.750		03/26/25	239,353
(-1X 1Y EUAMDB + 1.050%)
EUR	750,000	1.000	(a)(c)	06/24/27	725,365
(-1X 5 year EUR Swap + 0.770%)
	509,000	0.650	(a)(c)	01/14/28	477,601
(3M USD LIBOR + 1.410%)
	$2,800,000	3.869	(a)(b)(c)	01/12/29	2,524,032
(SOFR + 1.560%)
	2,000,000	2.593	(a)(b)(c)	09/11/25	1,905,000
(SOFR + 1.560%)
	250,000	2.593	(a)(c)	09/11/25	238,125
US Bancorp(a)(c) (SOFR + 2.020%)
	700,000	5.775		06/12/29	699,720
Wells Fargo & Co.(a)(c)
(SOFR + 2.100%)
	300,000	4.897		07/25/33	287,574
(TSFR3M + 1.432%)
	325,000	2.879		10/30/30	280,911
Westpac Banking Corp.(a)(c)
(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,121,724
(5 year CMT + 1.750%)
	475,000	2.668		11/15/35	363,969

					80,268,840

Beverages(a) – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	1,850,000	4.700		02/01/36	1,801,326
	750,000	4.900		02/01/46	716,325
Anheuser-Busch InBev Worldwide, Inc.
	300,000	4.750		01/23/29	298,875
	700,000	4.500		06/01/50	646,954
	400,000	4.750		04/15/58	370,776
Bacardi Ltd.(b)
	1,200,000	4.700		05/15/28	1,159,440
Constellation Brands, Inc.
	1,500,000	4.400		11/15/25	1,469,430
	600,000	4.750		05/09/32	582,264
Keurig Dr Pepper, Inc.
	776,000	4.417		05/25/25	761,660

					7,807,050

Biotechnology(a) – 0.7%
Amgen, Inc.
	650,000	5.150		03/02/28	649,116
	1,450,000	5.250		03/02/30	1,453,900
	650,000	4.200		03/01/33	606,574

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a) – (continued)
Amgen, Inc. – (continued)
	$1,275,000	5.250%		03/02/33	$ 1,276,288

					3,985,878

Building Materials(a) – 0.1%
Carrier Global Corp.
	145,000	2.493		02/15/27	132,260
Johnson Controls International PLC/Tyco Fire & Security Finance
	SCA
	200,000	4.900		12/01/32	198,270

					330,530

Chemicals(a) – 0.3%
DuPont de Nemours, Inc.
	600,000	4.493		11/15/25	587,772
International Flavors & Fragrances, Inc.(b)
	450,000	1.230		10/01/25	401,355
	200,000	1.832		10/15/27	168,702
Syngenta Finance NV(b)
	400,000	4.892		04/24/25	389,764

					1,547,593

Commercial Services – 0.2%
Abertis Infraestructuras SA(a)
GBP	200,000	3.375		11/27/26	225,897
Babcock International Group PLC
	175,000	1.875		10/05/26	189,137
DP World Crescent Ltd.
	$200,000	4.848		09/26/28	199,092
DP World Ltd.
	390,000	5.625		09/25/48	364,338

					978,464

Computers – 1.0%
Dell International LLC/EMC Corp.(a)
	1,250,000	6.020		06/15/26	1,267,938
	875,000	5.300		10/01/29	868,096
	75,000	6.200		07/15/30	77,985
Hewlett Packard Enterprise Co.(a)
	1,200,000	4.450		10/02/23	1,195,320
	1,850,000	4.900		10/15/25	1,824,840
International Business Machines Corp.
	325,000	3.500		05/15/29	300,183
	300,000	4.400	(a)	07/27/32	287,751

					5,822,113

Diversified Financial Services – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
	244,000	3.000		10/29/28	211,626
	525,000	3.300		01/30/32	429,177
Air Lease Corp.(a)
	1,150,000	3.250		03/01/25	1,097,652
	575,000	2.875		01/15/26	532,410
Ally Financial, Inc.(a)
	650,000	7.100		11/15/27	655,792
American Express Co.(a)
	255,000	2.500		07/30/24	246,554

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Aviation Capital Group LLC(a)(b)
	$400,000	1.950%		01/30/26	$ 356,068
Avolon Holdings Funding Ltd.(a)(b)
	400,000	3.950		07/01/24	388,068
Capital One Financial Corp.(a)
	505,000	3.300		10/30/24	485,214
Nomura Holdings, Inc.
	400,000	2.608		07/14/31	317,528

					4,720,089

Electrical – 1.3%
Ameren Corp.(a)
	150,000	2.500		09/15/24	143,836
CMS Energy Corp.(a)(c) (5 year CMT + 2.900%)
	550,000	3.750		12/01/50	423,632
E.ON International Finance BV
GBP	740,000	6.375		06/07/32	958,661
Electricite de France SA
	$1,450,000	4.500	(a)(b)	09/21/28	1,384,257
GBP	650,000	6.125		06/02/34	781,575
Enel Finance International NV(a)(b)
	$675,000	2.875		07/12/41	443,164
Enel SpA(a)(c)
(-1X 5 year EUR Swap + 1.719%)
EUR	1,275,000	1.375		06/08/27	1,131,946
(5 year EUR Swap + 2.580%)
	235,000	3.375		08/24/26	235,276
National Grid Electricity Distribution PLC(a)
GBP	150,000	3.500		10/16/26	172,959
NIE Finance PLC(a)
	150,000	2.500		10/27/25	173,353
Sempra Energy(a)
	$700,000	3.400		02/01/28	645,253
SSE PLC(a)(c) (-1X 5 year UK Government Bond + 3.756%)
GBP	150,000	3.740		01/14/26	171,953
TenneT Holding B.V.(a)
EUR	679,000	4.500		10/28/34	789,419

					7,455,284

Engineering & Construction – 0.2%
Heathrow Funding Ltd.
GBP	150,000	6.750		12/03/28	190,151
Mexico City Airport Trust(a)
	$540,000	3.875	(b)	04/30/28	507,600
	200,000	5.500	(b)	10/31/46	172,666
	200,000	5.500		07/31/47	172,320

					1,042,737

Entertainment(a) – 0.4%
Warnermedia Holdings, Inc.
	1,875,000	4.054		03/15/29	1,713,525
	975,000	4.279		03/15/32	863,918

					2,577,443

Gas(a) – 0.1%
ONE Gas, Inc.
	828,000	1.100		03/11/24	801,090

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – 1.9%
Alcon Finance Corp.(b)
	$1,914,000	5.375%	12/06/32	$ 1,939,628
American Medical Systems Europe B.V.
EUR	1,325,000	0.750	03/08/25	1,368,314
GE HealthCare Technologies, Inc.
	$810,000	5.905	11/22/32	846,952
	550,000	6.377	11/22/52	611,738
HCA, Inc.(b)
	250,000	3.375	03/15/29	221,975
	1,575,000	3.625	03/15/32	1,367,525
Medtronic Global Holdings SCA
EUR	400,000	0.250	07/02/25	405,263
UnitedHealth Group, Inc.
	$1,775,000	4.250	01/15/29	1,724,608
	600,000	4.200	05/15/32	572,556
	1,750,000	5.350	02/15/33	1,818,163
	357,000	5.875	02/15/53	396,027

				11,272,749

Insurance(a) – 0.3%
American International Group, Inc.
	1,075,000	3.900	04/01/26	1,033,258
Aviva PLC(c) (5 year UK Government Bond + 2.850%)
GBP	450,000	6.125	11/14/36	549,617

				1,582,875

Internet(a) – 0.3%
Amazon.com, Inc.
	$350,000	2.100	05/12/31	294,213
Expedia Group, Inc.
	1,150,000	3.250	02/15/30	1,000,362
Meta Platforms, Inc.
	325,000	3.850	08/15/32	301,857
Prosus NV(b)
	210,000	3.680	01/21/30	175,770
	200,000	4.027	08/03/50	124,250
	200,000	3.832	02/08/51	121,608

				2,018,060

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,089,080

Lodging(a) – 0.4%
InterContinental Hotels Group PLC
GBP	150,000	3.750	08/14/25	178,434
Marriott International, Inc.
	$515,000	5.000	10/15/27	511,235
	1,500,000	4.650	12/01/28	1,453,515
	375,000	4.900	04/15/29	364,913

				2,508,097

Media(a) – 0.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
	3,400,000	4.908	07/23/25	3,334,244
	650,000	4.800	03/01/50	489,132

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Comcast Corp.
	$300,000	4.150%	10/15/28	$ 290,694

				4,114,070

Mining(a) – 0.3%
Glencore Finance Europe Ltd.
GBP	275,000	3.125	03/26/26	317,803
Glencore Funding LLC(b)
	$455,000	1.625	04/27/26	410,228
	775,000	4.875	03/12/29	747,658

				1,475,689

Miscellaneous Manufacturing – 0.5%
GE Capital Funding LLC(a)
	1,500,000	4.550	05/15/32	1,453,950
General Electric Co.
	423,000	6.750	03/15/32	477,157
Teledyne Technologies, Inc.(a)
	1,250,000	0.950	04/01/24	1,203,900

				3,135,007

Multi-National – 2.2%
Asian Development Bank
GBP	4,200,000	1.125	06/10/25	4,873,780
European Investment Bank
EUR	1,240,000	0.875	01/14/28	1,226,696
	4,410,000	2.250	03/15/30	4,585,250
FMS Wertmanagement(d)
GBP	1,100,000	1.375	03/07/25	1,299,070
The African Export-Import Bank(a)(b)
	$390,000	2.634	05/17/26	351,090
	360,000	3.798	05/17/31	290,092

				12,625,978

Oil Field Services – 0.6%
BP Capital Markets PLC(a)(c) (5 year UK Government Bond + 4.170%)
GBP	150,000	4.250	03/22/27	167,697
Occidental Petroleum Corp.(a)
	$750,000	8.500	07/15/27	809,985
Pertamina Persero PT
	200,000	6.500	05/27/41	206,762
QatarEnergy(a)(b)
	820,000	3.300	07/12/51	599,576
Total Energies Capital International SA(a)
GBP	200,000	1.660	07/22/26	224,025
Total Energies SE(a)(c) (-1X 5 year EUR Swap + 2.404%)
EUR	375,000	2.000	06/04/30	314,454
Wintershall Dea Finance B.V.(a)
	1,300,000	1.332	09/25/28	1,194,698

				3,517,197

Packaging(a) – 0.1%
Berry Global, Inc.
	270,000	1.500	01/15/27	264,225

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
Smurfit Kappa Acquisitions ULC
EUR	185,000	2.875%		01/15/26	$ 194,766

					458,991

Pharmaceuticals(a) – 1.1%
AbbVie, Inc.
	$300,000	3.750		11/14/23	297,753
	1,350,000	2.600		11/21/24	1,295,338
	325,000	3.200		11/21/29	293,719
Bayer US Finance II LLC(b)
	1,000,000	4.250		12/15/25	962,890
Becton Dickinson & Co.
EUR	185,000	0.034		08/13/25	185,734
Bristol-Myers Squibb Co.
	$325,000	3.400		07/26/29	301,561
Cigna Corp.
	1,800,000	5.400		03/15/33	1,829,844
CVS Health Corp.
	325,000	4.780		03/25/38	299,595
McKesson Corp.
EUR	125,000	1.500		11/17/25	128,747
Pfizer Investment Enterprises Pte Ltd.
	$475,000	4.750		05/19/33	473,409
The Cigna Group
	300,000	4.375		10/15/28	290,223

					6,358,813

Pipelines – 0.7%
Abu Dhabi Crude Oil Pipeline LLC(b)
	1,260,000	4.600		11/02/47	1,166,747
Enbridge, Inc.(a)
	300,000	5.700		03/08/33	304,143
Energy Transfer LP(a)
	250,000	5.250		04/15/29	244,027
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(b)	03/31/36	161,322
	588,907	2.940		09/30/40	471,874
Sabine Pass Liquefaction LLC(a)
	1,500,000	5.625		03/01/25	1,494,990

					3,843,103

Real Estate(a) – 0.5%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	301,000	1.250		04/26/27	262,255
	437,000	1.000		05/04/28	357,607
	247,000	1.750		03/12/29	200,401
CBRE Services, Inc.
	$600,000	5.950		08/15/34	594,282
Heimstaden Bostad Treasury B.V.
EUR	300,000	1.375		07/24/28	220,199
Logicor Financing S.a.r.l.
	600,000	2.250		05/13/25	608,962
	550,000	3.250		11/13/28	513,065
	325,000	1.625		01/17/30	263,065

					3,019,836

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – 0.4%
American Homes 4 Rent LP
	$125,000	2.375%		07/15/31	$ 99,530
NNN REIT, Inc.
	375,000	3.900		06/15/24	367,223
Realty Income Corp.
	900,000	4.625		11/01/25	885,861
Spirit Realty LP
	300,000	2.100		03/15/28	252,180
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)
	400,000	3.750		09/17/24	377,088
WP Carey, Inc.
	240,000	4.600		04/01/24	236,702
	170,000	4.000		02/01/25	165,026

					2,383,610

Retailing(a) – 0.5%
AutoNation, Inc.
	200,000	1.950		08/01/28	163,380
CK Hutchison International 20 Ltd.(b)
	200,000	2.500		05/08/30	172,728
CK Hutchison International 23 Ltd.(b)
	350,000	4.750		04/21/28	346,129
Dollar Tree, Inc.
	650,000	4.000		05/15/25	629,765
Lowe’s Cos., Inc.
	954,000	5.000		04/15/33	943,678
	625,000	5.150		07/01/33	623,744
Starbucks Corp.
	291,000	4.800		02/15/33	287,700

					3,167,124

Savings & Loans(a)(c) – 0.0%
Nationwide Building Society (BPISDS01 + 2.213%)
GBP	150,000	6.178		12/07/27	184,501

Semiconductors(a) – 0.8%
Broadcom, Inc.
	$325,000	4.300		11/15/32	297,784
	175,000	3.469	(b)	04/15/34	143,434
	2,784,000	3.137	(b)	11/15/35	2,133,880
	350,000	4.926	(b)	05/15/37	316,018
Intel Corp.
	150,000	4.150		08/05/32	142,988
	687,000	5.200		02/10/33	693,403
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	1,004,000	5.000		01/15/33	965,145

					4,692,652

Software(a) – 0.9%
Fidelity National Information Services, Inc.
EUR	550,000	0.625		12/03/25	550,053
Fiserv, Inc.
	$325,000	3.500		07/01/29	297,414
Oracle Corp.
	1,550,000	2.875		03/25/31	1,321,003
	450,000	6.250		11/09/32	477,427
	500,000	4.900		02/06/33	485,390
	850,000	3.950		03/25/51	641,801

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Oracle Corp. – (continued)
	$900,000	6.900%		11/09/52	$ 1,008,513
	525,000	5.550		02/06/53	508,662

					5,290,263

Telecommunication Services – 2.0%
AT&T, Inc.(a)
GBP	150,000	2.900		12/04/26	169,676
	$300,000	4.300		02/15/30	284,853
	1,879,000	2.550		12/01/33	1,470,487
EUR	600,000	1.800		09/14/39	462,246
	$350,000	4.750		05/15/46	309,116
	400,000	3.650		06/01/51	293,484
Deutsche Telekom International Finance B.V.
	500,000	2.485	(a)(b)	09/19/23	499,385
	250,000	8.750		06/15/30	299,473
Telefonica Emisiones SA
GBP	150,000	5.375		02/02/26	184,791
	450,000	5.445		10/08/29	545,142
T-Mobile USA, Inc.(a)
	$500,000	3.500		04/15/25	481,095
	656,000	3.750		04/15/27	621,455
	300,000	4.750		02/01/28	291,606
	1,225,000	3.875		04/15/30	1,129,217
	1,675,000	2.550		02/15/31	1,392,193
	375,000	2.700		03/15/32	310,710
	1,525,000	5.200		01/15/33	1,515,392
Verizon Communications, Inc.
	300,000	4.329		09/21/28	289,068
	325,000	4.016	(a)	12/03/29	303,176
	350,000	2.355	(a)	03/15/32	281,530
Vodafone Group PLC(a)
EUR	165,000	1.875		09/11/25	171,935

					11,306,030

Transportation(a) – 0.1%
Norfolk Southern Corp.
	$950,000	3.155		05/15/55	650,598

Water – 0.1%
Thames Water Utilities Finance PLC
GBP	150,000	4.000		06/19/25	170,526
Veolia Environnement SA(a)(c) (-1X 5 year EUR Swap + 2.840%)
EUR	200,000	2.500		01/20/29	180,159

					350,685

TOTAL CORPORATE OBLIGATIONS (Cost $226,710,098)					$213,727,584

Mortgage-Backed Obligations – 33.3%
Collateralized Mortgage Obligations – 1.4%
Interest Only – 0.3%
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
	$122,745	0.857	%(c)	03/15/44	$ 11,348

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
$434,491	0.807	%(c)	05/15/46	$ 45,875
FHLMC REMIC Series 4998, Class GI
917,332	4.000		08/25/50	181,516
FHLMC REMIC Series 5002, Class SJ (-1X 1M USD LIBOR + 6.100%)
1,038,288	0.950	(c)	07/25/50	118,093
FHLMC REMIC Series 5012, Class DI
173,324	4.000		09/25/50	33,174
FHLMC REMIC Series 5020, Class IH
928,638	3.000		08/25/50	147,075
FNMA REMIC Series 2012-5, Class SA (-1X 1M USD LIBOR + 5.950%)
165,908	0.800	(c)	02/25/42	14,552
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
340,099	0.950	(c)	05/25/47	37,375
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
838,780	0.000	(c)	03/25/48	12,459
FNMA REMIC Series 2020-60, Class NI
160,967	4.000		09/25/50	30,809
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
302,550	1.104	(a)(c)	02/20/40	28,101
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
249,924	0.904	(a)(c)	08/20/43	24,651
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
147,303	0.954	(a)(c)	10/20/43	6,392
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
152,621	1.093	(a)(c)	09/20/45	15,778
GNMA REMIC Series 2015-129, Class IC
100,616	4.500	(a)	09/16/45	18,161
GNMA REMIC Series 2015-167, Class AS (-1X 1M USD LIBOR + 6.250%)
91,684	1.104	(a)(c)	11/20/45	8,803
GNMA REMIC Series 2016-1, Class ST (-1X 1M USD LIBOR + 6.200%)
112,828	1.043	(a)(c)	01/20/46	10,964
GNMA REMIC Series 2016-138, Class GI
265,388	4.000	(a)	10/20/46	46,706
GNMA REMIC Series 2016-27, Class IA
113,292	4.000	(a)	06/20/45	14,056
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
311,762	1.043	(a)(c)	09/20/48	30,592
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
153,824	0.893	(a)(c)	01/20/49	13,927
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
1,043,853	0.893	(a)(c)	09/20/49	105,275
GNMA REMIC Series 2019-151, Class IA
1,452,615	3.500	(a)	12/20/49	245,046

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
$103,102	0.954	%(a)(c)	06/20/49	$ 8,983
GNMA REMIC Series 2020-146, Class KI
1,241,276	2.500	(a)	10/20/50	162,392
GNMA REMIC Series 2020-78, Class DI
617,619	4.000	(a)	06/20/50	113,794

				1,485,897

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
169,047	5.000		06/25/41	169,399
FNMA REMIC Series 2011-99, Class DB
156,425	5.000		10/25/41	155,985
FNMA REMIC Series 2012-111, Class B
20,178	7.000		10/25/42	21,654
FNMA REMIC Series 2012-153, Class B
81,847	7.000		07/25/42	88,052
GCAT Trust Series 22-NQM4, Class A1
163,615	5.269	(a)(b)(e)	08/25/67	160,879
OBX Trust Series 2022-NQM7, Class A1
164,469	5.110	(a)(b)(e)	08/25/62	159,792

				755,761

Sequential Floating Rate(a)(c) – 1.0%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR + 1.500%)
365,000	6.567	(b)	06/25/31	362,914
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (SOFR + 1.550%)
318,000	6.617	(b)	10/25/41	311,701
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR + 1.650%)
285,000	6.717	(b)	12/25/41	275,741
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (SOFR + 1.900%)
236,281	6.967	(b)	04/25/42	236,816
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR + 3.000%)
227,000	8.067	(b)	04/25/42	226,181
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
230,000	8.167	(b)	06/25/43	230,288
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
39,491	5.476		09/25/35	36,531
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
122,298	8.967	(b)	04/25/43	124,800
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (SOFR + 1.650%)
167,690	6.717	(b)	01/25/34	167,456
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR + 1.000%)
543,426	6.067	(b)	01/25/42	534,686

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(c) – (continued)
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
$200,000	7.850	%(b)	10/25/49	$ 200,819
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 (1M USD LIBOR + 3.800%)
334,482	8.950		03/25/29	347,908
FHLMC Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (SOFR + 3.350%)
438,000	8.417	(b)	06/25/43	442,380
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
169,767	4.226		08/19/36	134,680
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
1,126,975	2.520	(b)	05/25/52	912,621
JPMorgan Mortgage Trust Series 2022-LTV1, Class A2
369,399	3.520	(b)	07/25/52	304,896
Mill City Mortgage Loan Trust Series 2017-2, Class A3
182,243	3.182	(b)	07/25/59	171,598
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
32,371	6.071		11/20/34	28,434
Towd Point Mortgage Trust 2020-1 Series 20-1, Class A2A
530,000	3.100	(b)	01/25/60	453,839
Verus Securitization Trust Series 2021-8, Class A1
133,640	1.824	(b)	11/25/66	114,277
Verus Securitization Trust Series 2022-INV1, Class A1
91,216	5.041	(b)(e)	08/25/67	88,638

				5,707,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				7,948,862

Commercial Mortgage-Backed Securities – 2.8%
Sequential Fixed Rate – 1.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$850,000	2.778	%(c)	11/15/54	$ 647,061
BANK Series 2019-BNK19, Class D
200,000	3.000	(a)(b)	08/15/61	77,517
BANK Series 2023-SYR2, Class A3
2,000,000	6.656		06/15/28	2,061,803
BBCMS Mortgage Trust Series 2022-C17, Class A5
2,000,000	4.441	(a)	09/15/55	1,880,582
BMO Mortgage Trust Series 2023-C5, Class A5
1,500,000	5.765	(a)	06/15/56	1,551,650
BX Trust Series 2022, Class A
1,650,000	5.760	(b)	10/13/27	1,588,043
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(a)(b)	09/15/50	260,233
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(b)	05/10/41	1,170,654
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(a)	04/15/54	898,080

				10,135,623

Sequential Floating Rate(c) – 1.1%
BANK Series 2022-BNK40, Class A4
1,150,000	3.507	(a)	03/15/64	1,002,557

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR + 1.646%)
$950,000	6.839	%(b)	10/15/36	$ 912,405
BX Trust Series 2022-PSB, Class A (TSFR1M + 2.451%)
1,071,141	7.598	(b)	08/15/39	1,067,089
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Claas A
1,000,000	6.360	(b)	07/10/28	1,015,684
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (SOFR + 0.680%)
800,000	5.721	(a)	02/25/33	797,165
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (TSFR1M + 2.186%)
950,000	7.333	(b)	05/15/37	923,739
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
700,000	4.000	(a)	04/15/55	629,242

				6,347,881

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 16,483,504

Federal Agencies – 29.1%
FHLMC – 0.0%
$1,727	5.000%		01/01/33	$ 1,724
162	5.000		06/01/33	162
1,831	5.000		07/01/33	1,829
2,425	5.000		08/01/33	2,423
426	5.000		10/01/33	425
1,073	5.000		11/01/33	1,072
531	5.000		12/01/33	530
1,776	5.000		02/01/34	1,774
801	5.000		03/01/34	801
1,465	5.000		04/01/34	1,466
1,955	5.000		05/01/34	1,952
28,823	5.000		06/01/34	28,793
690	5.000		11/01/34	690
7,409	5.000		04/01/35	7,400
4	5.000		11/01/35	5
8,882	5.000		01/01/40	8,912
5,741	4.000		06/01/40	5,519
38,172	4.000		02/01/41	36,705
3,156	4.000		11/01/41	3,032

				105,214

FNMA – 0.2%
957,248	5.500		09/01/52	963,558

GNMA – 12.2%
174,418	4.000		11/20/44	168,672
16,430	4.000		05/20/45	15,858
374,176	4.000		07/20/45	361,149
259,588	4.000		01/20/46	250,550
91,315	4.500		02/20/48	89,704
30,315	4.500		03/20/48	29,780
106,478	4.500		04/20/48	104,267
239,082	4.500		05/20/48	234,117
957,071	4.000		07/20/48	916,571

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$334,058	4.500%	08/20/48		$ 327,016
193,006	5.000	08/20/48		192,791
964,962	4.000	09/20/48		923,574
1,556,255	4.500	09/20/48		1,523,449
221,743	5.000	09/20/48		221,495
222,805	5.000	10/20/48		222,556
899,028	5.000	11/20/48		898,023
371,481	5.000	12/20/48		370,485
1,194,844	4.500	01/20/49		1,168,909
628,332	5.000	01/20/49		626,648
327,148	4.500	02/20/49		319,945
233,856	4.500	03/20/49		228,780
354,872	5.000	03/20/49		353,920
672,746	3.000	08/20/49		607,281
519,715	4.500	10/20/49		507,135
197,091	4.500	12/20/49		192,028
2,173,317	3.000	03/20/50		1,957,056
527,338	2.500	06/20/51		451,311
803,695	3.000	07/20/51		720,974
2,396,781	2.500	09/20/51		2,057,825
2,979,901	2.500	10/20/51		2,555,273
589,020	2.500	11/20/51		504,836
877,771	3.000	12/20/51		787,152
2,857,251	2.500	12/20/51		2,451,055
1,412,149	2.500	01/20/52		1,207,492
2,595,499	3.000	02/20/52		2,323,797
13,681,270	4.500	10/20/52		13,198,471
4,000,000	2.000	TBA-30yr	(f)	3,358,560
2,000,000	3.500	TBA-30yr	(f)	1,845,457
7,000,000	4.000	TBA-30yr	(f)	6,618,695
5,000,000	5.000	TBA-30yr	(f)	4,912,720
15,000,000	5.500	TBA-30yr	(f)	14,934,003

				70,739,380

UMBS – 16.7%
972,603	6.000	01/01/53		995,798
1,097,711	2.000	04/01/52		894,470
155,295	4.500	07/01/36		153,118
10,757	4.500	12/01/36		10,606
4,476	4.500	05/01/38		4,416
11,618	4.500	05/01/39		11,391
7,978	4.500	06/01/39		7,823
3,789	4.500	08/01/39		3,715
5,144	4.500	09/01/39		5,077
9,230	4.500	10/01/39		9,110
3,905	4.500	03/01/40		3,855
50,551	4.500	04/01/40		49,874
5,201	4.500	12/01/40		5,131
41,203	4.500	01/01/41		40,651
14,797	4.500	04/01/41		14,589
22,931	4.500	06/01/41		22,609
23,436	4.500	07/01/41		23,107
35,053	4.500	08/01/41		34,492
96,365	4.500	09/01/41		95,014
44,849	4.500	10/01/41		44,220
60,561	4.500	11/01/41		59,712
51,072	4.500	12/01/41		50,356
43,797	4.500	01/01/42		42,830

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$3,274	4.500%	03/01/42		$ 3,233
10,994	4.500	04/01/42		10,839
51,789	3.000	12/01/42		47,156
125,254	3.000	01/01/43		113,892
174,119	3.000	04/01/43		157,877
1,133,790	4.000	12/01/44		1,088,030
211,053	4.500	06/01/45		207,635
1,742,881	3.500	07/01/45		1,616,595
3,042,148	4.000	08/01/45		2,920,988
911,072	4.500	11/01/47		892,685
2,697,488	4.000	01/01/48		2,584,401
15,411	4.500	08/01/48		15,043
281,586	4.500	09/01/48		276,167
194,670	5.000	11/01/48		195,002
888,774	3.000	02/01/49		795,296
13,061	4.500	03/01/49		12,711
1,062,802	3.500	07/01/49		985,066
905,279	4.000	07/01/49		861,797
681,912	3.500	08/01/49		632,035
425,989	4.500	10/01/50		415,261
2,562,835	3.000	12/01/50		2,286,220
153,443	2.500	03/01/51		131,651
2,770,032	2.500	05/01/51		2,359,457
742,238	2.000	07/01/51		606,524
969,332	2.000	08/01/51		791,972
2,819,351	2.500	09/01/51		2,409,680
776,487	2.500	10/01/51		664,753
807,495	2.500	11/01/51		691,299
1,820,512	2.000	01/01/52		1,491,807
543,907	2.500	01/01/52		461,209
873,520	2.000	02/01/52		713,041
1,713,990	2.500	02/01/52		1,454,069
450,376	2.000	03/01/52		366,989
823,689	2.500	03/01/52		698,552
945,884	4.500	04/01/52		910,101
2,131,023	2.000	04/01/52		1,736,464
6,192,898	2.000	05/01/52		5,046,283
61,879	5.000	05/01/52		61,424
1,991,867	5.000	06/01/52		1,978,074
441,173	2.000	06/01/52		359,525
4,430,593	5.000	07/01/52		4,395,330
1,001,715	5.000	08/01/52		990,510
961,452	3.000	08/01/52		855,275
988,945	2.000	09/01/52		805,920
392,025	2.500	09/01/52		332,250
1,917,572	5.500	11/01/52		1,930,811
2,864,246	6.000	11/01/52		2,952,303
1,898,137	6.000	12/01/52		1,943,405
954,939	6.000	01/01/53		974,729
489,573	2.500	02/01/53		414,894
964,913	5.500	04/01/53		961,625
1,000,000	4.000	TBA-30yr	(f)	938,203
10,000,000	4.500	TBA-30yr	(f)	9,609,378
13,000,000	5.000	TBA-30yr	(f)	12,736,446
13,000,000	5.500	TBA-30yr	(f)	12,937,529

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
	$2,000,000	6.000%		TBA-30yr	(f)	$ 2,017,422

						96,428,797

TOTAL FEDERAL AGENCIES						$168,236,949

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $198,666,411)						$192,669,315

Sovereign Debt Obligations – 30.7%
British Pound – 0.7%
State of North Rhine-Westphalia Germany
GBP	400,000	2.125%		06/13/25		$ 471,911
United Kingdom Gilt
	840,000	1.500		07/31/53		557,051
	1,990,000	3.500		01/22/45		2,175,170
	220,000	1.750		07/22/57		155,042
	710,000	3.500		07/22/68		783,739

						4,142,913

Canadian Dollar – 1.6%
British Columbia Province of Canada
CAD	2,600,000	2.850		06/18/25		1,894,394
	2,000,000	4.950		06/18/40		1,653,806
Ontario Province of Canada
	1,700,000	2.600		06/02/25		1,233,689
	2,300,000	4.650		06/02/41		1,844,896
Province of Quebec Canada
GBP	2,390,000	2.250		09/15/26		2,727,458

						9,354,243

Euro – 5.9%
European Financial Stability Facility(d)
EUR	1,170,000	0.875		04/10/35		994,144
European Union
	820,000	0.200		06/04/36		617,160
Finland Government Bond(b)
	1,190,000	1.500		09/15/32		1,148,704
French Republic Government Bond OAT
	1,760,000	1.250		05/25/34		1,613,499
	310,000	3.250		05/25/45		339,656
	210,000	2.000	(b)	05/25/48		181,456
	800,000	1.750	(b)	05/25/66		598,117
	1,030,000	4.500		04/25/41		1,322,334
Ireland Government Bond
	430,000	0.200		10/18/30		389,778
	920,000	0.350		10/18/32		804,740
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000		08/01/26		5,259,040
	3,220,000	0.900		04/01/31		2,831,909
	1,130,000	3.250	(b)	03/01/38		1,104,794
	1,170,000	2.150	(b)	09/01/52		837,812
	100,000	2.800	(b)	03/01/67		78,317
	1,680,000	6.000		05/01/31		2,103,543
Kingdom of Belgium(b)
	1,690,000	0.350		06/22/32		1,465,308

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
EUR	250,000	2.150%		06/22/66	$ 204,816
Portugal Obrigacoes do Tesouro OT(b)
	1,200,000	1.950		06/15/29	1,237,513
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,300,933
Republic of Austria Government Bond(b)
	1,270,000	0.000		10/20/28	1,187,679
	280,000	2.100	(g)	09/20/17	225,751
	280,000	0.850	(h)	06/30/20	126,785
Republic of Indonesia(b)
	240,000	2.150		07/18/24	255,846
Republic of Romania
	630,000	2.124		07/16/31	519,188
	70,000	2.000	(b)	01/28/32	55,803
	400,000	3.375	(b)	01/28/50	272,512
RON	1,375,000	6.700		02/25/32	300,261
Spain Government Bond(b)
EUR	3,430,000	2.550		10/31/32	3,509,378
	650,000	0.850		07/30/37	495,702
	870,000	1.250		10/31/30	827,154
	700,000	2.900		10/31/46	661,615
	1,110,000	3.450		07/30/66	1,104,922

					33,976,169

Indonesian Rupiah – 0.1%
Indonesia Treasury Bond

IDR	2,324,000,000	6.500		02/15/31	156,406
	7,391,000,000	6.375		04/15/32	494,705
	1,439,000,000	6.375		07/15/37	95,214

					746,325

Israeli Shekel – 0.2%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	612,803
	2,500,000	1.300		04/30/32	550,653

					1,163,456

Japanese Yen – 20.4%
Japan Government Forty Year Bond
JPY	712,600,000	1.000		03/20/62	4,403,754
Japan Government Ten Year Bond
	2,015,900,000	0.100		06/20/30	13,895,942
	2,089,600,000	0.100		09/20/31	14,268,712
Japan Government Thirty Year Bond
	721,900,000	1.400		09/20/52	5,179,399
Japan Government Twenty Year Bond
	903,000,000	1.100		09/20/42	6,397,942
Japan Government Two Year Bond
	4,031,000,000	0.005		07/01/24	27,972,142
	780,250,000	0.005		09/01/24	5,415,815
	1,892,350,000	0.005		01/01/25	13,136,354
Japan Treasury Discount Bills(i)
	690,000,000	0.000		07/24/23	4,782,636
	3,234,900,000	0.000		08/07/23	22,422,916

					117,875,612

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Singapore Dollar – 0.3%
Singapore Government Bond
SGD	2,150,000	2.750%	07/01/23	$ 1,588,785

South Korean Won – 0.6%
Korea Treasury Bond
KRW	2,598,070,000	1.875	06/10/29	1,779,085
	2,641,660,000	1.375	12/10/29	1,737,872

				3,516,957

Sovereign – 0.1%
Republic of Peru
PEN	1,550,000	5.940	02/12/29	419,068

Thai Baht – 0.2%
Thailand Government Bond
THB	6,710,000	2.875	12/17/28	193,202
	26,930,000	1.585	12/17/35	663,896
	12,000,000	3.450	06/17/43	354,578

				1,211,676

United States Dollar – 0.6%
Export-Import Bank of Korea
	$390,000	5.000	01/11/28	391,864
	330,000	5.125	01/11/33	340,421
Hungary Government International Bond
	810,000	6.125	05/22/28	822,547
Korea Hydro & Nuclear Power Co., Ltd.(b)
	630,000	4.250	07/27/27	612,826
Republic of Peru(a)
	10,000	2.780	12/01/60	6,072
	100,000	3.230	07/28/21(j)	60,005
Republic of Romania(b)
	240,000	3.000	02/27/27	216,960
Republic of Uruguay(a)
	90,000	4.375	01/23/31	88,713
United Mexican States(a)
	1,521,000	3.771	05/24/61	1,036,714
	360,000	3.750	04/19/71	240,905

				3,817,027

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $195,007,172)				$177,812,231

Asset-Backed Securities(a) – 6.6%
Automotive(b) – 0.3%
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1
	$1,500,000	5.340%	06/15/28	$ 1,491,363

Collateralized Loan Obligations(b)(c) – 4.8%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	2,100,000	6.560	01/15/33	2,074,403
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	2,100,000	6.480	04/15/33	2,075,342

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Ares LXIV CLO Ltd. Series 22-64A, Class A1 (TSFR3M + 1.440%)
$3,225,000	6.426%	04/15/35	$ 3,162,535
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
5,300,000	6.500	04/15/33	5,266,133
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	6.611	04/14/33	1,766,536
Neuberger Berman Loan Advisers CLO Ltd. Series 2021-45A, Class A (3M USD LIBOR + 1.130%)
740,000	6.381	10/14/35	726,511
Oaktree CLO 2021-1 Ltd. Series 21-1A, Class A1 (3M USD LIBOR + 1.160%)
5,000,000	6.420	07/15/34	4,899,515
OZLM Ltd. Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	8.650	07/15/34	1,562,482
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	9.400	04/20/32	795,946
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	6.540	04/15/33	3,403,519
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	6.320	04/15/31	2,077,570

			27,810,492

Credit Card – 0.2%
Barclays Dryrock Issuance Trust Drock 2023 1 A
1,500,000	4.720	02/15/29	1,479,142

Student Loan(b)(c) – 1.3%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M USD LIBOR + 1.200%)
2,472,053	6.350	12/27/66	2,442,875
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
0	6.008	05/25/34	0
Navient Student Loan Trust Series 2017-2A, Class A (1M USD LIBOR + 1.050%)
3,809,633	6.200	12/27/66	3,769,257
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
1,148,123	6.300	09/25/65	1,130,472

			7,342,604

TOTAL ASSET-BACKED SECURITIES (Cost $38,637,276)			$ 38,123,601

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Agency Debentures – 0.2%
Sovereign – 0.2%
FHLMC
	$1,160,000	6.750%	03/15/31	$ 1,358,314
(Cost $1,376,404)

TOTAL AGENCY DEBENTURES (Cost $1,376,404)				$ 1,358,314

Structured Note(b)(c) – 0.2%
Banks – 0.2%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	15,414,000,000	7.500%	06/17/35	$ 1,111,391
(Cost $1,111,169)

TOTAL STRUCTURED NOTES (Cost $1,111,169)				$ 1,111,391

Shares		Description		Value

Exchange Traded Funds – 0.1%
	3,755	Vanguard Intermediate-Term Corporate Bond ETF		$ 296,758
(Cost $306,202)

TOTAL INVESTMENTS – 108.0% (Cost $661,814,732)				$625,099,194

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.0)%				(46,411,910)

NET ASSETS – 100.0%				$578,687,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $2,293,214, which represents approximately of the Fund’s net assets as of June 30, 2023.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $69,908,413 which represents approximately 12.2% of net assets as of June 30, 2023.

(g)	Actual maturity date is September 20, 2117. (h) Actual maturity date is June 30, 2120.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CAD	488,824	EUR	336,479	09/20/23	$799
	CAD	2,257,718	USD	1,692,913	09/20/23	13,520
	CHF	5,107,533	USD	5,701,984	09/20/23	53,659
	EUR	367,000	NZD	653,113	09/20/23	1,425
	EUR	367,000	SEK	4,269,489	09/20/23	4,693
	EUR	974,806	USD	1,064,112	09/19/23	3,880
	EUR	673,584	USD	724,399	09/20/23	13,613
	GBP	2,286,621	USD	2,864,565	08/08/23	40,143
	GBP	1,017,268	USD	1,278,061	09/20/23	14,129
	JPY	219,458,429	USD	1,536,249	09/20/23	4,121
	MXN	7,062,288	USD	399,000	09/20/23	7,252
	NOK	3,856,992	USD	357,123	09/20/23	3,232
	NZD	644,451	AUD	583,000	09/20/23	6,109
	NZD	3,479,757	USD	2,119,038	09/20/23	15,756
	PLN	1,647,486	CZK	8,809,603	09/20/23	621
	SEK	3,453,209	USD	320,000	09/20/23	1,431
	USD	798,000	AUD	1,183,548	09/20/23	7,774
	USD	400,000	CHF	354,100	09/20/23	967
	USD	740,294	CLP	586,053,827	07/13/23	10,589
	USD	2,368,742	CNH	16,785,472	09/20/23	43,863
	USD	67,046,905	EUR	60,858,176	09/19/23	371,014
	USD	2,080,304	EUR	1,894,903	09/20/23	4,153
	USD	767,781	GBP	604,104	08/08/23	384
	USD	2,967,342	GBP	2,324,559	09/20/23	14,561
	USD	2,393,105	IDR	35,611,321,465	09/13/23	28,312
	USD	326,355	ILS	1,164,755	09/20/23	11,146
	USD	14,929,997	JPY	2,013,685,031	07/24/23	919,470
	USD	24,302,859	JPY	3,236,239,248	08/07/23	1,739,148
	USD	94,414,675	JPY	12,989,986,373	08/31/23	3,529,658
	USD	400,000	JPY	56,058,756	09/20/23	6,526
	USD	4,045,981	KRW	5,232,759,550	09/13/23	58,872
	USD	1,188,037	KRW	1,524,492,586	09/20/23	25,937
	USD	317,908	NZD	518,000	09/20/23	120
	USD	426,946	PEN	1,556,646	08/29/23	6
	USD	1,456,537	SEK	15,619,598	09/20/23	2,638
	USD	1,634,522	SGD	2,176,334	07/20/23	24,049
	USD	1,349,685	THB	46,278,286	09/20/23	33,965
	USD	560,000	TRY	14,196,880	09/20/23	34,329
	USD	384,651	ZAR	7,133,230	09/20/23	8,768
	ZAR	5,261,043	USD	274,306	09/20/23	2,923

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	3,169,068	USD	2,129,845	09/20/23	$(13,938)
	CAD	974,203	USD	741,553	09/20/23	(5,229)
	CHF	695,171	USD	784,651	09/20/23	(1,266)
	CLP	322,827,625	USD	405,104	07/13/23	(3,146)
	CNH	22,476,426	USD	3,154,524	09/20/23	(41,417)
	EUR	367,000	CZK	8,797,467	09/20/23	(295)
	EUR	949,000	GBP	821,522	09/20/23	(3,770)
	EUR	729,067	SEK	8,593,855	09/20/23	(1,129)
	EUR	1,007,396	USD	1,110,084	09/20/23	(6,331)
	GBP	320,848	EUR	372,000	09/20/23	(23)
	GBP	1,149,076	USD	1,461,047	08/08/23	(1,368)
	GBP	1,739,475	USD	2,225,789	09/20/23	(16,214)
	ILS	864,559	USD	239,000	09/20/23	(5,031)
	JPY	1,323,071,977	USD	9,371,957	07/24/23	(166,477)
	JPY	604,674,811	USD	4,407,659	09/20/23	(163,472)
	KRW	421,836,238	USD	331,008	07/17/23	(10,623)
	NOK	8,013,743	EUR	686,179	09/20/23	(3,097)
	NZD	483,023	EUR	271,464	09/20/23	(1,100)
	PLN	1,619,182	USD	399,000	09/20/23	(2,359)
	SEK	12,263,314	EUR	1,053,068	09/20/23	(12,303)
	SEK	15,556,321	USD	1,457,151	09/20/23	(9,142)
	SGD	2,108,658	USD	1,561,288	07/20/23	(894)
	SGD	3,053,491	USD	2,271,426	09/20/23	(6,603)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	TRY	14,697,239	USD	558,000	09/20/23	$(13,802)
	TWD	24,490,432	USD	798,254	07/13/23	(12,226)
	USD	6,533,472	CAD	8,857,767	08/29/23	(159,307)
	USD	4,394,361	CAD	5,848,490	09/20/23	(26,053)
	USD	639,200	CHF	573,428	09/20/23	(6,992)
	USD	399,000	CLP	321,973,050	07/13/23	(1,894)
	USD	92,072	CZK	2,037,675	09/20/23	(1,132)
	USD	4,180,615	EUR	3,857,478	09/20/23	(45,831)
	USD	23,837,073	GBP	19,031,021	08/08/23	(338,151)
	USD	3,066,886	GBP	2,445,445	09/20/23	(39,452)
	USD	1,157,778	ILS	4,294,355	09/01/23	(3,366)
	USD	914,488	MXN	16,118,764	09/20/23	(12,731)
	USD	2,141,677	NOK	23,468,919	09/20/23	(50,997)
	USD	5,679,811	NZD	9,300,554	09/20/23	(25,982)
	USD	139,793	PLN	586,421	09/20/23	(3,859)
	USD	4,805,434	SEK	51,783,350	09/20/23	(14,648)
	USD	743,586	TWD	23,194,663	07/13/23	(854)
	USD	379,914	ZAR	7,325,923	09/20/23	(6,122)
	ZAR	11,401,957	USD	607,186	09/20/23	(6,364)

TOTAL						$(1,244,990)

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	2.500%	TBA - 30yr	07/20/23	$(1,000,000)	$(865,420)
GNMA	3.000	TBA - 30yr	07/20/23	(4,000,000)	(3,573,415)
GNMA	4.500	TBA - 30yr	07/20/23	(11,000,000)	(10,613,508)
UMBS, 30 Year, Single Family	2.000	TBA - 30yr	07/13/23	(4,000,000)	(3,259,546)
UMBS, 30 Year, Single Family	2.500	TBA - 30yr	07/13/23	(7,000,000)	(5,932,225)
UMBS, 30 Year, Single Family	3.000	TBA - 30yr	07/13/23	(3,000,000)	(2,639,531)
UMBS, 30 Year, Single Family	3.500	TBA - 30yr	07/13/23	(3,000,000)	(2,732,578)

(PROCEEDS RECEIVABLE: $(29,834,492))					$(29,616,223)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	62	09/27/23	$7,503,918	$18,401
30 Year German Euro-Buxl	33	09/07/23	5,026,942	94,403
5 Year German Euro-Bobl	184	09/07/23	23,960,304	(217,261)
5 Year German Euro-Btp	19	09/07/23	2,407,286	16,971
Australian 10 Year Government Bonds	58	09/15/23	4,488,516	(24,715)
Australian 3 Year Government Bonds	85	09/15/23	5,981,085	(35,352)
Canada 10 Year Government Bonds	145	09/20/23	13,411,474	(120,730)
French 10 Year Government Bonds	78	09/07/23	10,928,590	(52,357)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Ice 3M Sonia Index	216	12/17/24	$64,537,174	$(642,518)
Ice 3M Sonia Index	25	09/17/24	7,452,912	(21,383)
Ultra Long U.S. Treasury Bonds	103	09/20/23	14,030,531	173,625

Total				$(810,916)

Short position contracts:
10 Year U.S. Treasury Notes	(241)	09/20/23	(27,592,969)	108,044
2 Year U.S. Treasury Notes	(2)	09/29/23	(406,688)	1,681
20 Year U.S. Treasury Bonds	(2)	09/20/23	(253,813)	(196)
3M EuriBor	(10)	09/18/23	(2,621,336)	4,023
5 Year U.S. Treasury Notes	(133)	09/29/23	(14,243,469)	1,819
Ice 3M Sonia Index	(191)	12/19/23	(57,034,240)	367,068

Total				$482,439

TOTAL FUTURES CONTRACTS				$(328,477)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271%	BofA Securities LLC	12/21/31	MYR	1,540	$(14,026)	$—	$(14,026)
3M KLIBOR	3.735	Citibank NA	07/14/32		1,950	(3,869)	—	(3,869)
3M KLIBOR	3.750	Citibank NA	12/21/32		3,450	(7,418)	(45,735)	38,317
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32		1,940	(5,697)	—	(5,697)

TOTAL						$(31,010)	$(45,735)	$14,725

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(b)	11.814%(b)	01/02/24	BRL	20,820	$(73,190)	$4,479	$(77,669)
1M BID Average(b)	13.950(b)	01/02/24		6,380	9,257	(21,851)	31,108
12.795%(b)	1M BID Average(b)	01/02/24		19,730	26,335	—	26,335
6M EURO(c)	1.750(d)	09/21/24	EUR	2,880	(42,433)	(13,126)	(29,307)
1M BID Average(b)	12.060(b)	01/02/25	BRL	9,890	8,603	(13,874)	22,477
1M BID Average(b)	12.063(b)	01/02/25		11,420	34,130	—	34,130
10.950(b)	1M BID Average(b)	01/02/25		530	3,105	(651)	3,756
13.300(b)	1M BID Average(b)	01/02/25		7,340	(55,260)	(42)	(55,218)
6M GBP(e)	4.000(e)	03/07/25	GBP	27,110	(654,515)	(1,092,850)	438,335
4.000(e)	3M SOFR(e)	03/11/25		$32,640	194,597	101,283	93,314
3.270(e)	3M SOFR(e)	05/14/25		32,980	338,741	187,477	151,264

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mexico Interbank TIIE 28 Days(b)	9.250%(b)	09/17/25	MXN	12,475	$(679)	$222	$(901)
3M CNRR(c)	2.500(c)	09/20/25	CNY	58,140	19,093	1,792	17,301
3M STIBOR(c)	3.500(d)	09/20/25	SEK	276,830	(230,874)	(145,455)	(85,419)
3.500%(c)	3M AUDOR(c)	09/20/25	AUD	25,730	310,524	272,987	37,537
9.250(c)	3M JIBAR(c)	09/20/25	ZAR	45,750	(35,147)	(35,551)	404
5.000(f)	3M NZDOR(c)	09/20/25	NZD	14,720	57,843	35,172	22,671
6M CDOR(f)	4.250(f)	09/20/25	CAD	26,460	(129,961)	(144,325)	14,364
3.500(d)	6M EURO(d)	09/20/25	EUR	15,000	13,494	4,823	8,671
4.000(d)	6M GBP(d)	09/20/25	GBP	2,530	113,818	89,239	24,579
1M BID Average(b)	10.850(b)	01/02/26	BRL	5,080	17,036	170	16,866
3.500(f)	6M AUDOR(f)	05/17/26	AUD	16,020	171,412	38,435	132,977
3M SOFR(d)	3.000(d)	05/20/26		$8,260	(141,281)	(40,661)	(100,620)
6M GBP(d)	3.750(d)	09/20/26	GBP	2,020	(125,379)	(105,398)	(19,981)
1M BID Average(e)	11.230(e)	01/04/27	BRL	1,370	8,032	(9,985)	18,017
1M BID Average(b)	13.030(b)	01/04/27		3,980	85,764	3,564	82,200
1M BID Average(b)	8.495(b)	01/04/27		2,060	(46,012)	(43,954)	(2,058)
3.250(d)	6M EURO(f)	09/20/27	EUR	1,870	6,486	1,658	4,828
3M SOFR(d)	3.350(d)	10/06/27		$79,410	115,081	301,379	(186,298)
3.190(f)	6M CDOR(f)	03/24/28	CAD	4,750	(4,757)	(10,000)	5,243
3M SOFR(d)	2.920(d)	03/27/28		$3,650	(37,954)	3,909	(41,863)
6M EURO(d)	3.000(d)	04/13/28	EUR	7,460	(123)	103,349	(103,472)
6M EURO(d)	2.673(d)	04/22/28		27,720	47,226	103,605	(56,379)
2.852(d)	3M EURO(c)	04/22/28		27,720	(33,847)	(88,873)	55,026
Mexico Interbank TIIE 28 Days(b)	8.250(b)	09/13/28	MXN	16,800	5,144	(815)	5,959
6M CHFOR(d)	2.000(d)	09/20/28	CHF	3,020	29,819	19,942	9,877
3M CNRR(c)	2.500(c)	09/20/28	CNY	458,120	200,406	(69,897)	270,303
3M KWCDC(c)	3.250(c)	09/20/28	KRW	6,235,840	(50,156)	(7,154)	(43,002)
3M SOFR(d)	3.600(d)	09/20/28		$2,310	(21,065)	6,660	(27,725)
3M SOFR(d)	3.750(d)	09/20/28		14,020	(34,411)	80,296	(114,707)
3M NZDOR(c)	4.500(f)	09/20/28	NZD	7,780	(24,429)	(15,601)	(8,828)
3.750(f)	6M AUDOR(f)	09/20/28	AUD	9,990	164,754	157,207	7,547
3.750(f)	6M CDOR(f)	09/20/28	CAD	6,500	(23,842)	(5,497)	(18,345)
3.000(d)	6M EURO(d)	09/20/28	EUR	2,360	(5,650)	(19,673)	14,023
3.250(d)	6M EURO(f)	09/20/28		11,710	(26,096)	(40,547)	14,451
3.500(d)	6M GBP(d)	09/20/28	GBP	7,420	604,166	531,290	72,876
0.500(d)	6M JYOR(d)	09/20/28	JPY	4,676,000	(363,778)	(381,736)	17,958
3.000(f)	6M MIBOR(f)	09/20/28	SGD	3,050	32,188	10,041	22,147
5.000(d)	6M WIBOR(f)	09/20/28	PLN	4,770	(6,955)	(4,241)	(2,714)
2.350(d)	6M EURO(f)	07/04/29	EUR	1,060	31,178	(23,390)	54,568
3M SOFR(d)	3.423(d)	03/31/30		$22,240	(311,287)	(3,545)	(307,742)
6M GBP(d)	3.250(d)	09/20/30	GBP	3,770	(376,454)	(351,974)	(24,480)
3.250(d)	6M EURO(f)	09/20/30	EUR	1,060	(13,448)	(11,688)	(1,760)
2.680(d)	12M SOFR(d)	07/28/32		$14,780	260,660	209,644	51,016
3.250(d)	6M GBP(d)	09/20/32	GBP	3,730	384,521	370,654	13,867
6M CDOR(f)	3.320(f)	03/23/33	CAD	3,070	22,274	15,559	6,715
3.060(d)	3M SOFR(d)	03/27/33		$2,410	7,429	(5,238)	12,667
3M JIBAR(c)	10.500(c)	09/20/33	ZAR	8,250	23,442	7,837	15,605
6M CHFOR(d)	2.000(d)	09/20/33	CHF	11,780	271,427	50,664	220,763
3M KWCDC(c)	3.250(c)	09/20/33	KRW	5,426,290	(56,296)	(13,079)	(43,217)
6M GBP(d)	3.250(d)	09/20/33	GBP	2,410	(253,412)	(255,542)	2,130
3.500(d)	3M SOFR(d)	09/20/33		$1,130	391	3,135	(2,744)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(d)	3M STIBOR(c)	09/20/33	SEK	62,040	$13,347	$(60,629)	$73,976
6M AUDOR(f)	4.000%(f)	09/20/33	AUD	13,230	(283,600)	(318,068)	34,468
3M NZDOR(c)	4.500(f)	09/20/33	NZD	3,020	4,395	10,376	(5,981)
6M WIBOR(f)	5.500(d)	09/20/33	PLN	6,775	65,302	26,313	38,989
3.750(f)	6M CDOR(f)	09/20/33	CAD	6,620	(143,457)	(92,272)	(51,185)
3.250(d)	6M EURO(f)	09/20/33	EUR	1,600	(39,292)	(39,237)	(55)
0.750(d)	6M JYOR(d)	09/20/33	JPY	2,594,000	(240,570)	(226,309)	(14,261)
3.500(d)	6M NIBOR(f)	09/20/33	NOK	34,960	91,394	37,621	53,773
6M AUDOR(f)	4.000(f)	05/17/34	AUD	3,720	(73,930)	(33,775)	(40,155)
3.000(d)	3M SOFR(d)	05/20/34	$	1,890	51,741	38,848	12,893
6M EURO(f)	3.000(d)	05/15/35	EUR	12,030	95,158	37,946	57,212
3.000(d)	6M GBP(d)	09/20/35	GBP	1,550	215,124	222,378	(7,254)
3.240(d)	3M SOFR(d)	10/06/35	$	18,050	(52,384)	(187,501)	135,117
6M EURO(f)	2.855(d)	07/04/37	EUR	8,130	34,471	(327,823)	362,294
3M SOFR(d)	2.910(d)	07/28/37	$	35,950	(474,979)	(475,965)	986
6M EURO(f)	2.152(d)	08/09/37	EUR	13,140	(350,099)	(580,235)	230,136
3M SOFR(d)	2.720(d)	08/11/37	$	23,990	(469,712)	(625,181)	155,469
3M SOFR(d)	3.391(d)	05/10/38		18,730	41,507	(17,323)	58,830
6M GBP(d)	3.000(d)	09/20/38	GBP	1,170	(177,412)	(188,688)	11,276
1.451(d)	6M EURO(f)	08/10/42	EUR	33,620	1,075,174	818,857	256,317
3.000(d)	6M EURO(f)	09/20/43		350	(11,975)	(3,365)	(8,610)
2.080(d)	12M SOFR(d)	07/28/47	$	30,620	435,061	403,837	31,224
6M EURO(f)	1.051(d)	08/11/47	EUR	19,680	(512,642)	(351,883)	(160,759)
1.560(d)	6M EURO(f)	07/06/52		6,250	259,740	(35,998)	295,738
2.170(d)	3M SOFR(d)	08/11/52	$	12,280	543,113	451,420	91,693
2.564(d)	3M SOFR(d)	05/11/53		15,020	(85,862)	14,939	(100,801)
2.000(d)	6M EURO(f)	05/17/53	EUR	6,120	(34,388)	8,694	(43,082)
2.500(d)	6M EURO(f)	09/20/53		1,790	4,876	55,342	(50,466)
6M GBP(d)	3.000(d)	12/21/62	GBP	470	(83,160)	3,746	(86,906)

TOTAL					$336,626	$(1,693,676)	$2,030,302

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at monthly.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made at maturity.
(f)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 39	(1.000)%	0.852%	06/20/28	EUR	12,500	$(94,920)	$(57,808)	$(37,112)
Protection Sold:
CDX.NA.IG Index 34	1.000	0.396	06/20/25		$3,125	36,378	21,902	14,476
CDX.NA.IG Index 37	1.000	0.528	12/20/26		45,350	695,743	509,465	186,278
Republic of Chile, 3.240%, 2/6/28	1.000	0.725	06/20/28		2,930	36,770	(5,890)	42,660

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Republic of Indonesia, 4.125%, 01/15/25	1.000%	0.867%	06/20/28		$2,920	$18,058	$(2,147)	$20,205
Republic of Peru, 8.750%, 11/21/2033	1.000	0.770	06/20/28		2,910	30,667	(7,704)	38,371
Unibail-Rodamco-Westfield SE, 1.375%, 03/09/26	1.000	0.835	06/20/24	EUR	1,200	2,472	4,630	(2,158)
United Mexican States, 4.150%, 03/28/27	1.000	1.022	06/20/28		$2,950	(1,927)	(26,386)	24,459

TOTAL						$723,241	$436,062	$287,179

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	5,000,000	$5,000,000	$56	$167,500	$(167,444)
1Y IRS	Citibank NA	1.977	12/01/2023	4,610,000	4,610,000	11,331	104,865	(93,534)

				9,610,000	$9,610,000	$11,387	$272,365	$(260,978)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,040,000	5,040,000	239,898	196,207	43,691
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,040,000	5,040,000	302,819	181,967	120,852

				10,080,000	$10,080,000	$542,717	$378,174	$164,543

Total purchased option contracts				19,690,000	$19,690,000	$554,104	$650,539	$(96,435)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(12,730,000)	(12,730,000)	(19,196)	(81,154)	61,958
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(38,200,000)	(38,200,000)	(56,196)	(248,300)	192,104
1M IRS	Citibank NA	3.030	07/17/2023	(3,490,000)	(3,490,000)	(29,912)	(30,014)	102
1M IRS	Citibank NA	3.012	07/31/2023	(3,510,000)	(3,510,000)	(38,301)	(35,639)	(2,662)
1Y IRS	Citibank NA	1.750	07/28/2023	(5,000,000)	(5,000,000)	(1)	(62,500)	62,499
1Y IRS	Citibank NA	2.075	07/28/2023	(5,000,000)	(5,000,000)	(7)	(105,000)	104,993
1Y IRS	Citibank NA	1.484	12/01/2023	(1,860,000)	(1,860,000)	(6,969)	(104,979)	98,010
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(3,480,000)	(3,480,000)	(14,536)	(31,974)	17,438
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(3,580,000)	(3,580,000)	(10,351)	(36,247)	25,896
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(3,600,000)	(3,600,000)	(15,515)	(34,650)	19,135
1Y IRS	JPMorgan Securities, Inc.	0.400	01/05/2024	(497,000,000)	(497,000,000)	(34,408)	(15,838)	(18,570)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(3,580,000)	(3,580,000)	(1,302)	(35,711)	34,409

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	MS & Co. Int. PLC	3.445%	07/26/2023	(3,610,000)	$(3,610,000)	$(20,578)	$(33,415)	$12,837
1M IRS	UBS AG (London)	3.092	07/24/2023	(3,510,000)	(3,510,000)	(48,092)	(32,788)	(15,304)

				(588,150,000)	$(588,150,000)	$(295,364)	$(888,209)	$592,845

Puts
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(12,730,000)	(12,730,000)	(189,373)	(81,154)	(108,219)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(38,200,000)	(38,200,000)	(576,415)	(248,300)	(328,115)
1M IRS	Citibank NA	3.030	07/17/2023	(3,490,000)	(3,490,000)	(20,952)	(30,014)	9,062
1M IRS	Citibank NA	3.012	07/31/2023	(3,510,000)	(3,510,000)	(33,896)	(35,639)	1,743
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(3,480,000)	(3,480,000)	(22,102)	(31,974)	9,872
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,040,000)	(5,040,000)	(97,416)	(120,256)	22,840
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,040,000)	(5,040,000)	(24,995)	(75,951)	50,956
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(3,580,000)	(3,580,000)	(38,162)	(36,247)	(1,915)
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(3,600,000)	(3,600,000)	(46,707)	(34,650)	(12,057)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,040,000)	(5,040,000)	(41,656)	(69,622)	27,966
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,040,000)	(5,040,000)	(144,143)	(112,345)	(31,798)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(3,580,000)	(3,580,000)	(38,406)	(35,711)	(2,695)
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(3,610,000)	(3,610,000)	(48,051)	(33,415)	(14,636)
1M IRS	UBS AG (London)	3.092	07/24/2023	(3,510,000)	(3,510,000)	(18,216)	(32,788)	14,572

				(99,450,000)	$(99,450,000)	$(1,340,490)	$(978,066)	$(362,424)

Total written option contracts				(687,600,000)	$(687,600,000)	$(1,635,854)	$(1,866,275)	$230,421

TOTAL				(667,910,000)	$(667,910,000)	$(1,081,750)	$(1,215,736)	$133,986

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Ind 37	— CDX North America Investment Grade Index 37
CDX.NA.IG Ind 39	— CDX North America Investment Grade Index 39
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 75.1%
Aerospace & Defense – 1.7%
Howmet Aerospace, Inc.
$220,000	5.950%	02/01/37	$ 224,138
The Boeing Co.(a)
90,000	5.150	05/01/30	89,144
25,000	3.250	02/01/35	20,266
90,000	5.805	05/01/50	89,513
TransDigm, Inc.(a)
130,000	5.500	11/15/27	122,939
40,000	4.625	01/15/29	35,572
270,000	4.875	05/01/29	241,877
Triumph Group, Inc.(a)
270,000	7.750	08/15/25	262,464

			1,085,913

Agriculture – 0.2%
MHP Lux SA
200,000	6.950	04/03/26	116,106

Airlines(b) – 1.3%
Allegiant Travel Co.(a)
70,000	7.250	08/15/27	69,748
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
181,000	5.750	04/20/29	175,905
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(a)
126,409	6.500	06/20/27	126,725
United Airlines, Inc.(a)
165,000	4.375	04/15/26	156,770
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
75,000	7.875	05/01/27	67,399
275,000	6.375	02/01/30	221,430

			817,977

Automotive – 1.6%
Dealer Tire LLC/DT Issuer LLC(a)(b)
374,000	8.000	02/01/28	342,348
Ford Motor Co.
130,000	4.750	01/15/43	99,805
Ford Motor Credit Co. LLC(a)
235,000	4.950	05/28/27	221,737
General Motors Co.(a)
175,000	6.125	10/01/25	176,141
General Motors Financial Co., Inc.(a)
150,000	5.650	01/17/29	148,083

			988,114

Banks – 13.3%
Banco do Brasil SA(a)(c) (10 year CMT + 4.398%)
400,000	6.250	04/15/24	356,536
Banco Mercantil del Norte SA(a)(c) (10 Year CMT + 5.353%)
400,000	7.625	01/10/28	360,824
Banco Santander SA
400,000	2.749	12/03/30	312,452
Bank of America Corp.(a)(c)
(SOFR + 1.530%)
200,000	1.898	07/23/31	159,214
(SOFR + 1.630%)
200,000	5.202	04/25/29	197,856

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.150%)
$275,000	2.592%		04/29/31	$ 231,104
(TSFR3M + 1.252%)
50,000	2.496		02/13/31	41,848
(TSFR3M + 1.332%)
375,000	3.970		03/05/29	351,465
(TSFR3M + 1.452%)
125,000	2.884		10/22/30	107,655
(TSFR3M + 1.572%)
100,000	4.271		07/23/29	94,842
Barclays PLC(a)
250,000	4.337		01/10/28	235,447
(SOFR + 2.714%)
225,000	2.852	(c)	05/07/26	210,924
BBVA Bancomer SA(a)(c) (5 year CMT + 2.650%)
200,000	5.125		01/18/33	174,162
BNP Paribas SA(a)(b)(c) (SOFR + 1.004%)
200,000	1.323		01/13/27	177,496
Citigroup, Inc.
475,000	4.125		07/25/28	447,559
(SOFR + 1.422%)
100,000	2.976	(a)(c)	11/05/30	86,837
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
150,000	2.222		09/18/24	148,198
Fifth Third Bancorp(a)(c) (SOFR + 2.127%)
100,000	4.772		07/28/30	93,566
Freedom Mortgage Corp.(a)(b)
178,000	7.625		05/01/26	162,112
HSBC Holdings PLC(a)(c) (SOFR + 1.538%)
200,000	1.645		04/18/26	184,674
Itau Unibanco Holding SA(a)(c) (5 year CMT + 3.981%)
200,000	7.721		12/12/23	192,890
JPMorgan Chase & Co.(a)(c)
(TSFR3M + 0.945%)
375,000	3.509		01/23/29	347,272
(TSFR3M + 2.520%)
50,000	2.956		05/13/31	42,785
(TSFR3M + 3.125%)
111,000	4.600		02/01/25	103,603
M&T Bank Corp.(a)(c) (SOFR + 1.850%)
100,000	5.053		01/27/34	91,239
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
200,000	3.052		03/03/36	151,368
Morgan Stanley(a)(c)
(SOFR + 1.034%)
100,000	1.794		02/13/32	77,584
(SOFR + 1.143%)
600,000	2.699		01/22/31	510,756
(SOFR + 1.590%)
165,000	5.164		04/20/29	163,183
(SOFR + 1.610%)
200,000	4.210		04/20/28	192,168
(TSFR3M + 1.890%)
25,000	4.431		01/23/30	23,809
NatWest Group PLC(a)(c) (3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	220,968
Popular, Inc.(a)
165,000	7.250		03/13/28	164,921

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Bank of New York Mellon Corp.(a)(c) (SOFR + 1.755%)
$15,000	4.596%		07/26/30	$ 14,469
The PNC Financial Services Group, Inc. (a)(c) (5 year CMT + 3.238%)
310,000	6.200		09/15/27	289,664
Truist Financial Corp.(a)(c)
(10 year CMT + 4.349%)
316,000	5.100		03/01/30	272,266
(SOFR + 2.050%)
25,000	6.047		06/08/27	25,013
Turkiye Vakiflar Bankasi TAO(b)
200,000	6.500		01/08/26	185,528
UBS Group AG
250,000	4.550		04/17/26	240,235
(1 year CMT + 1.100%)
200,000	2.746	(a)(b)(c)	02/11/33	155,456
Wells Fargo & Co.
300,000	4.300		07/22/27	287,973
125,000	4.150	(a)	01/24/29	118,454
(SOFR + 2.100%)
155,000	4.897	(a)(c)	07/25/33	148,580
Yapi ve Kredi Bankasi A/S(a)(b)(c) (5 year USD Swap + 11.245%)
200,000	13.875		01/15/24	201,776

				8,356,731

Beverages(a) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	146,053
Constellation Brands, Inc.
100,000	3.150		08/01/29	90,286
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	157,874

				394,213

Biotechnology(a) – 0.5%
Amgen, Inc.
150,000	5.250		03/02/30	150,403
150,000	5.250		03/02/33	150,152

				300,555

Building Materials(a) – 0.9%
Carrier Global Corp.
150,000	2.722		02/15/30	129,273
Cornerstone Building Brands, Inc.(b)
167,000	6.125		01/15/29	132,683
CP Atlas Buyer, Inc.(b)
198,000	7.000		12/01/28	155,115
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
25,000	4.900		12/01/32	24,784
Standard Industries, Inc.(b)
150,000	4.375		07/15/30	129,992

				571,847

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(b) – 2.2%
ASP Unifrax Holdings, Inc.
	$60,000	5.250%		09/30/28	$ 43,318
Avient Corp.
	115,000	7.125		08/01/30	116,317
Axalta Coating Systems LLC
	250,000	3.375		02/15/29	212,902
Ingevity Corp.
	125,000	3.875		11/01/28	106,791
International Flavors & Fragrances, Inc.
	275,000	2.300		11/01/30	217,937
Minerals Technologies, Inc.
	210,000	5.000		07/01/28	191,495
Olympus Water U.S. Holding Corp.
	200,000	9.750		11/15/28	195,030
The Chemours Co.
	205,000	4.625		11/15/29	173,211
WR Grace Holdings LLC
	150,000	5.625		08/15/29	122,583

					1,379,584

Commercial Services – 2.4%
Adani Ports & Special Economic Zone Ltd.
	250,000	3.375		07/24/24	237,500
Alarm.com Holdings, Inc.(d)
	15,000	0.000		01/15/26	12,779
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
	170,000	6.000		06/01/29	125,953
APi Group DE, Inc.(a)(b)
	396,000	4.125		07/15/29	342,948
	32,000	4.750		10/15/29	28,804
APX Group, Inc.(a)(b)
	199,000	5.750		07/15/29	173,011
CoStar Group, Inc.(a)(b)
	75,000	2.800		07/15/30	62,229
Garda World Security Corp.(a)(b)
	50,000	7.750		02/15/28	49,910
Quanta Services, Inc.(a)
	61,000	2.900		10/01/30	51,880
Verisure Holding AB(a)(b)
EUR	125,000	3.250		02/15/27	121,423
Verisure Midholding AB(a)
	125,000	5.250	(b)	02/15/29	118,152
	200,000	5.250		02/15/29	189,044

					1,513,633

Computers(a) – 0.6%
Dell International LLC/EMC Corp.
	$129,000	6.020		06/15/26	130,851
	25,000	5.300		10/01/29	24,803
KBR, Inc.(b)
	71,000	4.750		09/30/28	65,063
Presidio Holdings, Inc.(b)
	25,000	8.250		02/01/28	23,768
Unisys Corp.(b)
	80,000	6.875		11/01/27	57,578

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Virtusa Corp.(b)
$62,000	7.125%	12/15/28	$ 50,831

			352,894

Distribution & Wholesale(a)(b) – 0.4%
BCPE Empire Holdings, Inc.
246,000	7.625	05/01/27	229,164

Diversified Financial Services(a) – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
175,000	6.500	07/15/25	176,017
AG Issuer LLC(b)
228,000	6.250	03/01/28	217,247
AG TTMT Escrow Issuer LLC(b)
30,000	8.625	09/30/27	30,792
Air Lease Corp.
75,000	2.875	01/15/26	69,445
320,000	3.750	06/01/26	302,682
Ally Financial, Inc. (c) (7 year CMT + 3.481%)
295,000	4.700	05/15/28	192,122
Aviation Capital Group LLC(b)
75,000	1.950	01/30/26	66,763
Avolon Holdings Funding Ltd.(b)
60,000	3.950	07/01/24	58,210
100,000	2.875	02/15/25	93,305
50,000	4.250	04/15/26	46,566
Global Aircraft Leasing Co. Ltd.(e)(b) (PIK 7.250%, Cash 6.500%)
94,581	6.500	09/15/24	86,628
LD Holdings Group LLC(b)
150,000	6.500	11/01/25	118,335
Midcap Financial Issuer Trust(b)
200,000	6.500	05/01/28	178,310
Nationstar Mortgage Holdings, Inc.(b)
132,000	5.500	08/15/28	115,711
Navient Corp.
196,000	5.500	03/15/29	167,225
135,000	9.375	07/25/30	134,267
NFP Corp.(b)
354,000	6.875	08/15/28	307,534
OneMain Finance Corp.
164,000	4.000	09/15/30	126,450
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(b)
105,000	6.375	02/01/27	97,989
United Wholesale Mortgage LLC(b)
175,000	5.500	11/15/25	167,293
138,000	5.500	04/15/29	118,392

			2,871,283

Electrical(a) – 1.3%
AES Panama Generation Holdings Srl
396,419	4.375	05/31/30	338,443
American Electric Power Co., Inc.
25,000	2.300	03/01/30	20,769
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	21,442
50,000	2.500	02/01/31	39,223
Pike Corp.(b)
290,000	5.500	09/01/28	260,872

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – (continued)
Vistra Operations Co. LLC(b)
	$50,000	3.550%		07/15/24	$ 48,291
	60,000	4.300		07/15/29	53,396

					782,436

Electronics(a)(b) – 0.3%
Imola Merger Corp.
	245,000	4.750		05/15/29	213,647

Engineering & Construction(a) – 1.6%
Aeropuerto Internacional de Tocumen SA(b)
	210,000	4.000		08/11/41	169,413
Arcosa, Inc.(b)
	125,000	4.375		04/15/29	113,014
Global Infrastructure Solutions, Inc.(b)
	135,000	5.625		06/01/29	110,185
	105,000	7.500		04/15/32	89,895
IHS Netherlands Holdco B.V.
	200,000	8.000		09/18/27	181,554
Mexico City Airport Trust
	400,000	5.500		10/31/46	345,332

					1,009,393

Entertainment(a)(b) – 0.7%
Allen Media LLC/Allen Media Co-Issuer, Inc.
	115,000	10.500		02/15/28	59,447
Cinemark USA, Inc.
	190,000	5.875		03/15/26	180,297
SeaWorld Parks & Entertainment, Inc.
	190,000	5.250		08/15/29	170,855

					410,599

Environmental(a)(b) – 1.1%
GFL Environmental, Inc.
	441,000	4.000		08/01/28	395,405
Waste Pro USA, Inc.
	349,000	5.500		02/15/26	324,183

					719,588

Food & Drug Retailing – 0.9%
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)(b)
	230,000	8.500		06/01/26	90,841
Kraft Heinz Foods Co.
	205,000	6.875		01/26/39	230,578
	101,000	5.500	(a)	06/01/50	100,310
US Foods, Inc.(a)(b)
	135,000	4.625		06/01/30	120,921

					542,650

Hand/Machine Tools(a)(b) – 0.2%
Regal Rexnord Corp.
	105,000	6.300		02/15/30	104,719

Healthcare Providers & Services(a) – 2.0%
CAB SELAS(b)
EUR	150,000	3.375		02/01/28	133,497
Chrome Holdco SASU(b)
	200,000	5.000		05/31/29	163,134

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
CHS/Community Health Systems, Inc.(b)
	$149,000	4.750%	02/15/31	$ 112,589
DaVita, Inc.(b)
	201,000	3.750	02/15/31	161,190
Laboratoire Eimer Selas(b)
EUR	100,000	5.000	02/01/29	79,441
Medline Borrower LP(b)
	$260,000	3.875	04/01/29	226,140
	180,000	5.250	10/01/29	156,244
Tenet Healthcare Corp.
	96,000	6.125	10/01/28	92,400
	99,000	6.125	06/15/30	97,560

				1,222,195

Holding Companies-Diversified(a)(b) – 0.2%
Benteler International AG
EUR	100,000	9.375	05/15/28	110,414
Home Builders(a) – 0.6%
KB Home
	$120,000	7.250	07/15/30	122,213
LGI Homes, Inc.(b)
	315,000	4.000	07/15/29	263,280

				385,493

Housewares(a) – 0.2%
Newell Brands, Inc.
	120,000	6.000	04/01/46	95,028

Insurance(a) – 1.5%
Acrisure LLC/Acrisure Finance, Inc.(b)
	60,000	10.125	08/01/26	61,397
	250,000	4.250	02/15/29	215,808
	210,000	6.000	08/01/29	181,848
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
	119,000	6.750	10/15/27	111,868
American International Group, Inc.
	25,000	3.400	06/30/30	22,157
AssuredPartners, Inc.(b)
	70,000	5.625	01/15/29	60,690
BroadStreet Partners, Inc.(b)
	300,000	5.875	04/15/29	260,247
Equitable Holdings, Inc.
	60,000	4.350	04/20/28	56,207

				970,222

Internet(a) – 2.3%
Adevinta ASA
EUR	100,000	3.000	11/15/27	101,488
Expedia Group, Inc.
	$167,000	4.625	08/01/27	162,052
	21,000	2.950	03/15/31	17,774
Getty Images, Inc.(b)
	358,000	9.750	03/01/27	353,650
Match Group Holdings II LLC(b)
	167,000	3.625	10/01/31	137,346
Meta Platforms, Inc.
	225,000	3.850	08/15/32	208,978

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
	$105,000	5.750%	05/15/63	$ 108,558
Newfold Digital Holdings Group, Inc.(b)
	164,000	6.000	02/15/29	123,023
Prosus NV(b)
EUR	120,000	2.031	08/03/32	92,643
United Group B.V.(b)
	175,000	4.625	08/15/28	153,197

				1,458,709

Investment Companies(a)(b) – 0.3%
JAB Holdings B.V.
	$250,000	2.200	11/23/30	196,620

Iron/Steel(a) – 0.3%
Metinvest B.V.
	200,000	8.500	04/23/26	135,000
Vale Overseas Ltd.
	60,000	3.750	07/08/30	52,658

				187,658

Leisure Time(a)(b) – 0.5%
MajorDrive Holdings IV LLC
	205,000	6.375	06/01/29	162,430
TUI Cruises GmbH
EUR	125,000	6.500	05/15/26	126,291

				288,721

Lodging(a) – 0.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
	$230,000	5.000	06/01/29	204,169
Marriott International, Inc.
	100,000	5.000	10/15/27	99,269
	50,000	4.900	04/15/29	48,655
Marriott Ownership Resorts, Inc.(b)
	60,000	4.500	06/15/29	51,754

				403,847

Machinery - Construction & Mining(a)(b) – 0.4%
Vertiv Group Corp.
	244,000	4.125	11/15/28	219,959

Machinery-Diversified(a) – 1.7%
Husky III Holding Ltd.(e)(b)
	30,000	13.000	02/15/25	27,331
Otis Worldwide Corp.
	325,000	2.565	02/15/30	280,267
Titan Acquisition Ltd./Titan Co-Borrower LLC(b)
	401,000	7.750	04/15/26	364,204
TK Elevator Holdco GmbH(b)
	456,000	7.625	07/15/28	415,917

				1,087,719

Media – 3.4%
Altice Financing SA(a)(b)
	200,000	5.000	01/15/28	159,976
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	375,000	4.750	02/01/32	305,190

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	$225,000	3.750%		02/15/28	$ 206,518
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	239,000	5.875		08/15/27	216,407
DISH DBS Corp.
	133,000	7.750		07/01/26	81,566
	135,000	5.250	(a)(b)	12/01/26	108,867
	180,000	7.375	(a)	07/01/28	96,415
iHeartCommunications, Inc.(a)
	190,000	8.375		05/01/27	126,572
Scripps Escrow, Inc.(a)(b)
	240,000	5.875		07/15/27	195,816
Sinclair Television Group, Inc.(a)(b)
	110,000	5.125		02/15/27	93,226
Townsquare Media, Inc.(a)(b)
	210,000	6.875		02/01/26	201,506
Urban One, Inc.(a)(b)
	265,000	7.375		02/01/28	231,976
Ziggo Bond Co. B.V.(a)(b)
EUR	100,000	3.375		02/28/30	80,485

					2,104,520

Mining(a) – 0.2%
Glencore Funding LLC(b)
	$100,000	1.625		04/27/26	90,160
Teck Resources Ltd.
	25,000	3.900		07/15/30	22,747

					112,907

Miscellaneous Manufacturing – 1.0%
General Electric Co.
	125,000	5.875		01/14/38	134,400
General Electric Co.(a)(c) (3M USD LIBOR + 3.330%)
	341,000	8.882		09/15/23	341,573
Hillenbrand, Inc.(a)
	154,000	3.750		03/01/31	130,553

					606,526

Multi-National(a)(b) – 0.6%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	379,523

Oil Field Services – 4.6%
Cenovus Energy, Inc.
	$38,000	6.750		11/15/39	40,008
Civitas Resources, Inc.(a)(b)
	105,000	5.000		10/15/26	99,638
	65,000	8.375		07/01/28	65,755
Ecopetrol SA(a)
	240,000	6.875		04/29/30	217,836
Marathon Petroleum Corp.(a)
	50,000	3.800		04/01/28	46,612
Matador Resources Co.(a)(b)
	150,000	6.875		04/15/28	148,456
MEG Energy Corp.(a)(b)
	140,000	5.875		02/01/29	131,585

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Nabors Industries, Inc.(a)(b)
	$420,000	7.375%	05/15/27	$ 399,500
Noble Finance II LLC(a)(b)
	85,000	8.000	04/15/30	86,329
Occidental Petroleum Corp.(a)
	200,000	5.550	03/15/26	197,392
Southwestern Energy Co.(a)
	115,000	4.750	02/01/32	101,598
TechnipFMC PLC(a)(b)
	245,000	6.500	02/01/26	241,805
Transocean Poseidon Ltd.(a)(b)
	65,000	6.875	02/01/27	64,559
Transocean Titan Financing Ltd.(a)(b)
	45,000	8.375	02/01/28	45,934
Transocean, Inc.(a)(b)
	479,000	11.500	01/30/27	497,868
	20,000	8.750	02/15/30	20,307
USA Compression Partners LP/USA Compression Finance Corp.(a)
	473,000	6.875	04/01/26	462,372

				2,867,554

Packaging – 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
EUR	239,000	3.000	09/01/29	194,130
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(a)(b)
	$228,000	6.000	09/15/28	195,569
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(a)(b)
	88,000	4.000	10/15/27	78,489
Sealed Air Corp.(b)
	113,000	6.875	07/15/33	117,209

				585,397

Pharmaceuticals(a)(b) – 0.3%
AdaptHealth LLC
	65,000	6.125	08/01/28	56,338
	120,000	4.625	08/01/29	95,834
	80,000	5.125	03/01/30	65,035

				217,207

Pipelines(a) – 5.0%
Cheniere Energy Partners LP(b)
	40,000	5.950	06/30/33	40,162
CNX Midstream Partners LP(b)
	95,000	4.750	04/15/30	80,364
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
	360,000	5.500	06/15/31	323,665
Energy Transfer LP
	175,000	5.250	04/15/29	170,819
Global Partners LP/GLP Finance Corp.
	345,000	6.875	01/15/29	320,853
Hess Midstream Operations LP(b)
	70,000	5.500	10/15/30	65,257

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Howard Midstream Energy Partners LLC(b)
$125,000	6.750%		01/15/27	$ 119,091
160,000	8.875		07/15/28	160,976
Kinetik Holdings LP(b)
175,000	5.875		06/15/30	166,421
MPLX LP
135,000	4.000		03/15/28	127,208
75,000	2.650		08/15/30	62,818
NuStar Logistics LP
185,000	6.375		10/01/30	177,550
ONEOK, Inc.
50,000	6.350		01/15/31	51,468
Plains All American Pipeline LP/PAA Finance Corp.
150,000	3.800		09/15/30	133,194
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
265,000	5.750		04/15/25	240,745
269,000	9.000	(b)(f)	10/15/26	261,253
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
50,000	6.000		12/31/30	44,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
160,000	4.875		02/01/31	147,856
262,000	4.000		01/15/32	227,222
Venture Global LNG, Inc.(b)
205,000	8.125		06/01/28	208,497

				3,129,484

Real Estate Investment Trust(a) – 0.7%
Agree LP
25,000	2.900		10/01/30	20,847
Prologis LP
25,000	1.750		07/01/30	20,110
Realty Income Corp.
50,000	2.850		12/15/32	40,757
Regency Centers LP
60,000	2.950		09/15/29	51,453
Spirit Realty LP
60,000	4.000		07/15/29	53,143
Trust Fibra Uno
200,000	4.869		01/15/30	175,500
WP Carey, Inc.
60,000	3.850		07/15/29	54,347
25,000	2.400		02/01/31	20,067

				436,224

Retailing(a) – 3.3%
1011778 BC ULC/New Red Finance, Inc.(b)
237,000	4.000		10/15/30	203,958
Asbury Automotive Group, Inc.(b)
117,000	4.625		11/15/29	104,139
65,000	5.000		02/15/32	56,791
Foundation Building Materials, Inc.(b)
360,000	6.000		03/01/29	300,690
Group 1 Automotive, Inc.(b)
70,000	4.000		08/15/28	61,547

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
GYP Holdings III Corp.(b)
	$115,000	4.625%	05/01/29	$ 101,793
Ken Garff Automotive LLC(b)
	190,000	4.875	09/15/28	167,618
LCM Investments Holdings II LLC(b)
	267,000	4.875	05/01/29	229,121
Penske Automotive Group, Inc.
	189,000	3.750	06/15/29	163,215
Sonic Automotive, Inc.(b)
	82,000	4.625	11/15/29	69,079
	95,000	4.875	11/15/31	77,902
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)
	215,000	6.375	09/30/26	203,401
SRS Distribution, Inc.(b)
	100,000	6.125	07/01/29	86,842
	134,000	6.000	12/01/29	115,579
Tractor Supply Co.
	75,000	1.750	11/01/30	59,455
Yum! Brands, Inc.(b)
	88,000	4.750	01/15/30	82,614

				2,083,744

Semiconductors(a) – 1.4%
Broadcom, Inc.(b)
	87,000	3.469	04/15/34	71,307
	344,000	3.137	11/15/35	263,669
	400,000	3.187	11/15/36	302,276
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	165,000	3.875	06/18/26	158,598
	100,000	3.400	05/01/30	88,570

				884,420

Software(a) – 3.2%
AthenaHealth Group, Inc.(b)
	147,000	6.500	02/15/30	123,637
Castle U.S. Holding Corp.(b)
	362,000	9.500	02/15/28	204,715
Clarivate Science Holdings Corp.(b)
	385,000	3.875	07/01/28	340,436
	204,000	4.875	07/01/29	180,979
Elastic NV(b)
	160,000	4.125	07/15/29	138,042
Oracle Corp.
	125,000	2.875	03/25/31	106,532
	450,000	6.250	11/09/32	477,427
ServiceNow, Inc.
	125,000	1.400	09/01/30	99,050
TeamSystem SpA(b)
EUR	350,000	3.500	02/15/28	334,730

				2,005,548

Telecommunication Services – 2.3%
Altice France SA(a)(b)
	100,000	2.125	02/15/25	100,014
AT&T, Inc.(a)
	$75,000	2.750	06/01/31	63,296
	202,000	2.550	12/01/33	158,083

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
$175,000	4.900%		08/15/37	$ 164,180
25,000	5.150		11/15/46	23,271
25,000	3.650		06/01/51	18,343
25,000	3.500		09/15/53	17,699
Bharti Airtel Ltd.(a)(b)
360,000	3.250		06/03/31	310,687
Frontier Communications Holdings LLC(a)(b)
83,000	5.000		05/01/28	71,609
Intelsat Jackson Holdings SA(g)(h)
450,000	0.000		08/01/23	—
Sprint Capital Corp.
125,000	8.750		03/15/32	151,082
T-Mobile USA, Inc.(a)
250,000	2.050		02/15/28	217,155
167,000	3.875		04/15/30	153,942

				1,449,361

Transportation – 1.2%
Cargo Aircraft Management, Inc.(a)(b)
80,000	4.750		02/01/28	70,132
MV24 Capital B.V.
504,354	6.748		06/01/34	452,406
Rand Parent LLC(a)(b)
155,000	8.500		02/15/30	140,342
XPO Escrow Sub LLC(a)(b)
110,000	7.500		11/15/27	113,448

				776,328

TOTAL CORPORATE OBLIGATIONS (Cost $53,612,393)				$47,026,374

Mortgage-Backed Obligations – 11.0%
Collateralized Mortgage Obligations(a) – 1.7%
Interest Only(i) – 0.5%
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
$146,771	1.043	%(c)	09/20/48	$ 14,302
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
368,680	0.893	(c)	09/20/49	37,182
GNMA REMIC Series 2019-153, Class EI
364,642	4.000		12/20/49	66,337
GNMA REMIC Series 2020-146, Class KI
620,638	2.500		10/20/50	81,195
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
185,434	0.904	(c)	02/20/50	19,367
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
273,888	0.904	(c)	04/20/50	28,342
GNMA REMIC Series 2020-61, Class GI
151,443	5.000		05/20/50	29,005
GNMA REMIC Series 2020-7, Class GI
65,956	4.000		01/20/50	11,459

				287,189

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – 1.2%
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (SOFR30A + 4.500%)
$95,000	9.567%	04/25/42	$ 95,305
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR + 3.000%)
85,000	8.067	04/25/42	84,693
Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (SOFR30A + 3.600%)
30,000	8.667	07/25/42	30,893
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
25,000	8.167	06/25/43	25,031
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
31,643	6.867	01/25/51	31,566
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M2 (SOFR30A + 2.100%)
100,000	7.167	10/25/33	98,893
FHLMC STACR REMIC Trust Series 2022-DNA4, Class M1A (SOFR30A + 2.200%)
133,807	7.267	05/25/42	134,420
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
180,000	7.850	10/25/49	180,737
FHLMC Structured Agency Credit Risk Debt Notes Series 22-HQA2, Class M1B (SOFR30A + 4.000%)
100,000	9.067	07/25/42	103,310

			784,848

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,072,037

Federal Agencies(j) – 9.3%
GNMA – 7.8%
$1,000,000	4.000%	TBA-30yr	$ 945,528
1,000,000	4.500	TBA-30yr	964,864
1,000,000	5.000	TBA-30yr	982,544
2,000,000	5.500	TBA-30yr	1,991,201

			4,884,137

UMBS – 1.5%
1,000,000	4.000	TBA-30yr	938,203

TOTAL FEDERAL AGENCIES			$ 5,822,340

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $6,888,410)			$ 6,894,377

Bank Loans(c)(k) – 8.1%
Aerospace & Defense – 0.4%
ADS Tactical, Inc. (1M USD LIBOR + 6.750%)
$260,177	10.943%	03/19/26	$ 245,868

Automotive – 1.0%
First Brands Group LLC (3M USD LIBOR + 8.500%)
250,000	13.602	03/30/28	222,500

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(k) – (continued)
Automotive – (continued)
First Brands Group, LLC
(3M SOFR + 5.000%)
	$69,650	10.068%	03/30/27	$ 67,996
(6M SOFR + 5.000%)
	330,081	10.252	03/30/27	322,449

				612,945

Building & Construction Materials – 0.4%
Energize HoldCo LLC
(1M USD LIBOR + 3.750%)
	172,813	8.943	12/08/28	169,573
(1M USD LIBOR + 6.750%)
	75,000	11.967	12/07/29	68,437

				238,010

Building Materials – 0.9%
Chamberlain Group, Inc. (1M USD LIBOR + 3.250%)
	344,750	8.503	11/03/28	336,562
Icebox Holdco III, Inc.
(3M SOFR + 3.750%)
	172,962	9.092	12/22/28	167,219
(3M USD LIBOR + 6.750%)
	50,000	7.250	12/21/29	43,750

				547,531

Capital Goods - Others – 0.4%
Engineered Machinery Holdings, Inc.
(3M EURIBOR + 3.750%)
EUR	73,688	7.348	05/21/28	78,900
(3M USD LIBOR + 3.500%)
	$186,768	9.038	05/19/28	182,887

				261,787

Chemicals – 0.3%
Trident TPI Holdings, Inc. (3M USD LIBOR + 4.000%)
	172,042	9.538	09/15/28	169,031

Diversified Financial Services – 0.9%
DRW Holdings, LLC (1M USD LIBOR + 3.750%)
	367,500	8.943	03/01/28	363,825
Syncapay, Inc. (1M USD LIBOR + 6.500%)
	210,864	11.717	12/10/27	209,416

				573,241

Entertainment – 0.5%
Arcis Golf LLC (1M USD LIBOR + 4.250%)
	172,812	9.511	11/24/28	173,029
Cinemark USA, Inc. (1M SOFR + 3.750%)
	149,625	8.834	05/24/30	148,643

				321,672

Machinery – 0.0%
Clark Equipment Co. (3M SOFR + 2.500%)
	24,688	7.842	04/20/29	24,672

Media - Cable – 0.3%
DirecTV Financing, LLC (1M SOFR + 5.000%)
	189,563	10.217	08/02/27	185,113

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(k) – (continued)
Media - Non Cable – 0.2%
Entercom Media Corp. (1M USD LIBOR + 2.500%)
	$225,000	4.846%	11/18/24	$ 122,906

Metals & Mining – 0.3%
Grinding Media, Inc. (3M USD LIBOR + 4.000%)
	196,500	9.199	10/12/28	190,729

Other – 0.2%
LABL, Inc. (1M USD LIBOR + 5.000%)
	147,750	10.082	10/29/28	146,104

Retailers – 0.4%
New Era Cap Co., Inc. (1M USD LIBOR + 6.000%)
	164,062	11.193	07/13/27	162,012
TruGreen LP (3M USD LIBOR + 8.500%)
	210,000	13.773	11/02/28	119,700

				281,712

Technology – 0.3%
Syndigo LLC (6M USD LIBOR + 8.000%)
	219,938	9.654	12/15/27	204,542

Technology - Software – 0.8%
DCert Buyer, Inc. (3M SOFR + 7.000%)
	325,000	12.264	02/19/29	296,293
Loyalty Ventures, Inc.(g)(h) (1M USD LIBOR + 5.500%)
	208,125	0.000	11/03/27	21,021
Virtusa Corp. (3M USD LIBOR + 3.750%)
	192,821	9.331	02/11/28	190,169

				507,483

Telecommunications – 0.5%
Intelsat Jackson Holdings S.A. (6M SOFR + 4.250%)
	312,920	7.445	02/01/29	311,355

Transportation Services – 0.3%
LaserShip, Inc. (1M USD LIBOR + 4.500%)
	196,500	9.693	05/07/28	161,130

TOTAL BANK LOANS (Cost $5,575,939)				$ 5,105,831

Sovereign Debt Obligations – 6.4%
Euro – 1.8%
Benin Government International Bond(b)
EUR	260,000	4.875%	01/19/32	$ 214,725
Republic of Egypt
	200,000	4.750	04/16/26	152,842
Republic of Indonesia
	100,000	1.100	03/12/33	80,788
Republic of Ivory Coast(b)
	500,000	4.875	01/30/32	424,122
Republic of Romania
	290,000	2.875	03/11/29	274,598
	30,000	2.625 (b)	12/02/40	19,848

				1,166,923

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – 4.6%
Dominican Republic(b)
$240,000	4.875%		09/23/32	$ 204,242
National Bank of Uzbekistan
260,000	4.850		10/21/25	245,227
Republic of Abu Dhabi(b)
200,000	3.875		04/16/50	167,848
Republic of Argentina(a)
13,920	1.000		07/09/29	4,515
455,900	0.500	(f)	07/09/30	151,208
Republic of Ecuador(b)
46,400	1.500	(f)	07/31/40	14,328
34,036	0.000	(l)	07/31/30	9,733
40,000	5.500	(f)	07/31/30	19,257
Republic of Egypt(b)
200,000	8.875		05/29/50	107,318
Republic of Lebanon(g)
10,000	8.250		05/17/34	636
10,000	6.200		02/26/25	632
20,000	6.850		05/25/29	1,244
110,000	6.650		02/26/30	6,961
10,000	6.750		11/29/27	637
Republic of Morocco(b)
310,000	3.000		12/15/32	245,136
Republic of Peru(a)
400,000	2.783		01/23/31	342,484
Republic of Turkey
200,000	6.125		10/24/28	178,258
200,000	7.625		04/26/29	188,370
200,000	6.500		09/20/33	169,576
Republic of Uzbekistan(b)
200,000	3.700		11/25/30	161,004
Ukraine Government Bond
190,000	7.750		09/01/25	47,671
200,000	7.750		09/01/26	47,622
200,000	7.750		09/01/28	47,632
United Mexican States(a)
603,000	3.500		02/12/34	503,215

				2,864,754

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,777,386)				$ 4,031,677

Asset-Backed Securities(a)(b)(c) – 3.7%
Collateralized Loan Obligations – 3.7%
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR (3M USD LIBOR + 3.450%)
$175,000	8.715%		04/19/34	$ 164,684
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
200,000	9.540		01/15/32	188,550
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3M USD LIBOR + 3.250%)
600,000	8.510		10/15/32	574,021
Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A, Class DR (3M USD LIBOR + 3.250%)
600,000	8.500		04/20/31	568,097

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)
Collateralized Loan Obligations – (continued)
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
$600,000	8.982%	04/18/36	$ 546,371
Tikehau US CLO I Ltd. Series 2021-1A, Class E (3M USD LIBOR + 6.910%)
300,000	12.172	01/18/35	250,470

			2,292,193

TOTAL ASSET-BACKED SECURITIES (Cost $2,454,000)			$ 2,292,193

Shares	Description	Value

Common Stocks(g) – 0.4%
Communications Equipment – 0.1%
4,207	Intelsat Emergence SA	$ 89,609

Media – 0.1%
18,618	iHeartMedia, Inc.	67,770

Oil, Gas & Consumable Fuels – 0.2%
6,420	Summit Midstream Partners LP	104,325

TOTAL COMMON STOCKS (Cost $411,023)		$ 261,704

Units	Expiration Date	Value

Rights(g) – 0.0%
Intelsat Jackson Holdings SA
440	12/05/25	$ 2,354
440	12/05/25	1,870

TOTAL RIGHTS (Cost $—)		$ 4,224

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.1%
United States Treasury Bonds
$710,000	3.500%	04/30/30	$ 689,588
(Cost $707,308)

TOTAL INVESTMENTS – 105.8% (Cost $75,426,459)			$ 66,305,968

OTHER ASSETS IN EXCESS OF LIABILITIES – (5.8)%			(3,650,062)

NET ASSETS – 100.0%			$ 62,655,906

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $5,822,340 which represents approximately 9.3% of net assets as of June 30, 2023.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CHF	309,601	USD	345,653	09/20/23	$3,234
	USD	116,928	AUD	174,247	09/20/23	587
	USD	3,760,564	EUR	3,413,447	09/19/23	20,810

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	JPY	38,308,357	USD	279,221	09/20/23	$(10,336)
	USD	166,140	CAD	221,014	09/20/23	(907)
	USD	159,986	EUR	148,361	09/20/23	(2,565)
	USD	149,898	GBP	119,560	09/20/23	(1,973)
	USD	108,725	NOK	1,190,620	09/20/23	(2,514)
	USD	115,384	NZD	188,808	09/20/23	(448)
	USD	121,784	SEK	1,311,941	09/20/23	(333)

TOTAL						$(19,076)

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	4.500%	TBA - 30yr	07/13/23	$(1,000,000)	$(960,938)
UMBS, 30 Year, Single Family	5.500	TBA - 30yr	07/13/23	(2,000,000)	(1,990,389)

(PROCEEDS RECEIVABLE: $(2,968,047))					$(2,951,327)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	2	09/20/23	$224,531	$(1,816)
2 Year U.S. Treasury Notes	49	09/29/23	9,963,844	(126,769)
5 Year U.S. Treasury Notes	23	09/29/23	2,463,156	(25,664)

Total				$(154,249)

Short position contracts:
10 Year U.S. Treasury Notes	(14)	09/20/23	(1,658,125)	11,671
20 Year U.S. Treasury Bonds	(10)	09/20/23	(1,269,062)	(3,483)
Ultra Long U.S. Treasury Bonds	(8)	09/20/23	(1,089,750)	(12,247)

Total				$(4,059)

TOTAL FUTURES CONTRACTS				$(158,308)

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%	6M EURO	09/20/26	EUR	420	$504	$(866)	$1,370
3.250	6M EURO	09/20/27		130	451	115	336
3.250	6M EURO	09/20/28		800	(1,783)	(2,770)	987
3.250	6M EURO	09/20/30		790	(10,023)	(8,711)	(1,312)
3.250	6M EURO	09/20/33		450	(11,051)	(8,007)	(3,044)

TOTAL					$(21,902)	$(20,239)	$(1,663)

(a)	Payments made annually.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	3.049%	06/20/25	$45	$1,664	$(704)	$2,368
CDX.NA.IG Index 33	1.000	0.298	12/20/24	1,950	20,127	13,108	7,019
CDX.NA.IG Index 34	1.000	0.396	06/20/25	15,350	179,033	75,066	103,967

TOTAL					$200,824	$87,470	$113,354

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities
WR	— Withdrawn Rating

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Ind 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
EURO	— Euro Offered Rate

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – 50.2%
Advertising(a) – 0.7%
CMG Media Corp. (CCC+/Caa1)
$97,000	8.875%		12/15/27	$ 68,758
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
46,000	4.250		01/15/29	38,666
279,000	4.625		03/15/30	233,665

				341,089

Aerospace & Defense – 1.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
231,000	4.600		06/15/28	193,636
TransDigm, Inc. (B-/B3)
327,000	4.625		01/15/29	290,804
Triumph Group, Inc. (CCC-/Caa3)
64,000	7.750		08/15/25	62,214

				546,654

Airlines(a) – 0.8%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
243,000	7.875		05/01/27	218,372
235,000	6.375		02/01/30	189,222

				407,594

Automotive – 1.8%
Allison Transmission, Inc. (NR/Ba2)
282,000	3.750	(a)	01/30/31	239,283
Dana, Inc. (BB-/B1)
162,000	5.625		06/15/28	153,249
79,000	4.250		09/01/30	66,301
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)
107,000	8.000	(a)	02/01/28	97,945
Ford Motor Co. (BB+/Ba2)
319,000	6.100		08/19/32	309,312

				866,090

Banks – 0.5%
Freedom Mortgage Corp. (B/B2)
139,000	6.625	(a)	01/15/27	120,905
Popular, Inc. (BB+/Ba1)
110,000	7.250		03/13/28	109,947

				230,852

Building Materials(a) – 1.1%
Builders FirstSource, Inc. (BB-/Ba2)
293,000	4.250		02/01/32	255,024
CP Atlas Buyer, Inc. (CCC/Caa2)
137,000	7.000		12/01/28	107,327
Standard Industries, Inc. (BB/B1)
96,000	5.000		02/15/27	91,497
95,000	4.375		07/15/30	82,328

				536,176

Chemicals(a) – 3.1%
Avient Corp. (BB-/Ba3)
102,000	7.125		08/01/30	103,168

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Chemicals(a) – (continued)
Axalta Coating Systems LLC (BB-/B1)
$160,000	3.375%		02/15/29	$ 136,258
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750		06/15/27	173,155
Element Solutions, Inc. (BB/B1)
147,000	3.875		09/01/28	128,280
Ingevity Corp. (NR/Ba3)
256,000	3.875		11/01/28	218,708
Olympus Water US Holding Corp. (CCC+/Caa2)
229,000	6.250		10/01/29	165,285
The Chemours Co. (BB/B1)
155,000	5.750		11/15/28	142,428
222,000	4.625		11/15/29	187,574
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (CCC+/B3)
100,000	5.125		04/01/29	47,862
Vibrantz Technologies, Inc. (CCC+/Caa2)
102,000	9.000		02/15/30	78,156
WR Grace Holdings LLC (CCC+/B3)
185,000	5.625		08/15/29	151,186

				1,532,060

Commercial Services(a) – 1.5%
APi Group DE, Inc. (B/B1)
421,000	4.125		07/15/29	364,599
28,000	4.750		10/15/29	25,203
APX Group, Inc. (B/Ba3)
149,000	5.750		07/15/29	129,541
Metis Merger Sub LLC (CCC/Caa2)
41,000	6.500		05/15/29	35,339
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (NR/Ba3)
175,000	4.625		11/01/26	165,093

				719,775

Computers(a) – 0.3%
Science Applications International Corp. (BB-/B1)
134,000	4.875		04/01/28	125,683
Virtusa Corp. (CCC+/Caa1)
39,000	7.125		12/15/28	31,974

				157,657

Distribution & Wholesale(a) – 1.1%
American Builders & Contractors Supply Co., Inc. (B+/B1)
148,000	3.875		11/15/29	127,202
BCPE Empire Holdings, Inc. (CCC/Caa2)
295,000	7.625		05/01/27	274,810
H&E Equipment Services, Inc. (BB-/B1)
174,000	3.875		12/15/28	151,152

				553,164

Diversified Financial Services – 2.9%
Castlelake Aviation Finance DAC (B+/B2)
116,000	5.000	(a)	04/15/27	103,163
Coinbase Global, Inc. (BB-/B1)
360,000	3.375	(a)	10/01/28	241,441

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Diversified Financial Services – (continued)
Global Aircraft Leasing Co. Ltd. (NR/B2)(c) (PIK 7.250%, Cash 6.500%)
$101,529	6.500	%(a)	09/15/24	$ 92,991
Navient Corp. (B+/Ba3)
219,000	4.875		03/15/28	187,635
118,000	5.500		03/15/29	100,676
85,000	9.375		07/25/30	84,539
NFP Corp. (CCC+/Caa2)
224,000	6.875	(a)	08/15/28	194,598
OneMain Finance Corp. (BB/NA)
165,000	9.000		01/15/29	166,419
United Wholesale Mortgage LLC (NR/Ba3)
122,000	5.500	(a)	11/15/25	116,627
138,000	5.500	(a)	04/15/29	118,392

				1,406,481

Electrical(a) – 0.9%
NRG Energy, Inc. (BB/Ba2)
50,000	3.375		02/15/29	41,074
131,000	3.625		02/15/31	102,481
Pike Corp. (CCC+/B3)
305,000	5.500		09/01/28	274,366

				417,921

Electrical Components & Equipment(a) – 0.9%
Energizer Holdings, Inc. (B/B2)
52,000	6.500		12/31/27	50,077
237,000	4.375		03/31/29	204,249
WESCO Distribution, Inc. (BB/Ba3)
178,000	7.250		06/15/28	181,606

				435,932

Engineering & Construction(a) – 0.8%
Global Infrastructure Solutions, Inc. (BB-/B1)
257,000	5.625		06/01/29	209,761
241,000	7.500		04/15/32	206,330

				416,091

Entertainment(a) – 0.8%
Boyne USA, Inc. (B/B1)
120,000	4.750		05/15/29	108,799
Caesars Entertainment, Inc. (B/B3)
88,000	4.625		10/15/29	76,825
Cinemark USA, Inc. (B+/B3)
120,000	5.875		03/15/26	113,871
SeaWorld Parks & Entertainment, Inc. (B/B3)
115,000	5.250		08/15/29	103,413

				402,908

Environmental(a) – 0.3%
Stericycle, Inc. (BB-/NR)
138,000	3.875		01/15/29	122,728

Food & Drug Retailing(a) – 0.7%
Performance Food Group, Inc. (BB-/B2)
93,000	4.250		08/01/29	82,801
Post Holdings, Inc. (B+/B2)
51,000	5.500		12/15/29	47,175

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Food & Drug Retailing(a) – (continued)
US Foods, Inc. (BB-/B2)
$176,000	4.750%		02/15/29	$ 161,541
84,000	4.625		06/01/30	75,240

				366,757

Forest Products&Paper(a) – 0.4%
Clearwater Paper Corp. (BB-/Ba3)
138,000	4.750		08/15/28	122,986
Glatfelter Corp. (CCC/Caa1)
122,000	4.750		11/15/29	80,942

				203,928

Healthcare Providers & Services(a) – 0.4%
Medline Borrower LP (B-/Caa1)
210,000	5.250		10/01/29	182,284

Home Builders – 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(B+/B1)
181,000	4.875	(a)	02/15/30	143,394
Century Communities, Inc. (BB-/Ba2)
220,000	3.875	(a)	08/15/29	190,824
KB Home(BB/Ba2)
82,000	7.250		07/15/30	83,512
LGI Homes, Inc. (BB-/Ba2)
108,000	4.000	(a)	07/15/29	90,267

				507,997

Insurance(a) – 0.5%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
90,000	6.000		08/01/29	77,935
HUB International Ltd. (B-/Caa2)
164,000	7.000		05/01/26	163,708

				241,643

Internet(a) – 2.8%
Arches Buyer, Inc. (CCC+/Caa1)
30,000	6.125		12/01/28	25,867
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
248,000	3.500		03/01/29	212,700
GrubHub Holdings, Inc. (B-/B3)
263,000	5.500		07/01/27	151,930
Match Group Holdings II LLC (BB/Ba3)
242,000	4.625		06/01/28	222,199
590,000	4.125		08/01/30	505,878
Uber Technologies, Inc. (B/B1)
135,000	6.250		01/15/28	134,499
147,000	4.500		08/15/29	135,308

				1,388,381

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc. (BB-/Ba3)
145,000	6.750		04/15/30	139,773

Leisure Time(a) – 1.7%
Carnival Corp. (B/B3)
111,000	7.625		03/01/26	108,698
186,000	6.000		05/01/29	166,072

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Leisure Time(a) – (continued)
MajorDrive Holdings IV LLC (CCC+/Caa2)
$148,000	6.375%		06/01/29	$ 117,266
NCL Corp. Ltd. (B-/Caa1)
71,000	3.625		12/15/24	68,238
18,000	5.875		03/15/26	16,896
NCL Finance Ltd. (B-/Caa1)
105,000	6.125		03/15/28	94,691
Royal Caribbean Cruises Ltd. (B/B3)
157,000	4.250		07/01/26	144,800
143,000	5.500		04/01/28	133,455

				850,116

Lodging(a) – 0.8%
Boyd Gaming Corp. (BB/B1)
130,000	4.750		06/15/31	116,209
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B/B2)
139,000	5.000		06/01/29	123,389
193,000	4.875		07/01/31	161,931

				401,529

Machinery-Diversified(a) – 0.8%
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
419,000	7.750		04/15/26	380,553

Media – 5.6%
Cable One, Inc. (BB-/B2)
256,000	4.000	(a)	11/15/30	200,545
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
420,000	4.750	(a)	03/01/30	359,377
141,000	4.250	(a)	02/01/31	113,907
320,000	4.250	(a)	01/15/34	241,936
CSC Holdings LLC (CCC+/Caa1)
303,000	5.750	(a)	01/15/30	143,061
369,000	4.625	(a)	12/01/30	164,275
DISH DBS Corp. (B-/B3)
364,000	7.375		07/01/28	194,973
GCI LLC (B+/B3)
190,000	4.750	(a)	10/15/28	161,850
Gray Television, Inc. (B/B3)
177,000	4.750	(a)	10/15/30	116,544
iHeartCommunications, Inc. (B-/Caa1)
154,113	8.375		05/01/27	102,666
Nexstar Media, Inc. (BB+/B2)
261,000	4.750	(a)	11/01/28	226,459
Sirius XM Radio, Inc. (BB/Ba3)
202,000	4.125	(a)	07/01/30	165,024
TEGNA, Inc. (BB+/Ba3)
475,000	5.000		09/15/29	411,003
Ziggo Bond Co. B.V. (B-/B3)
200,000	5.125	(a)	02/28/30	151,884

				2,753,504

Metal Fabricate & Hardware(a) – 0.3%
Roller Bearing Co of America, Inc. (B+/B2)
170,000	4.375		10/15/29	152,259

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Miscellaneous Manufacturing – 0.4%
Hillenbrand, Inc. (BB+/Ba1)
$252,000	3.750%		03/01/31	$ 213,633

Oil Field Services – 5.0%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)
157,000	6.250	(a)	04/01/28	147,495
California Resources Corp. (BB-/B2)
164,000	7.125	(a)	02/01/26	165,279
Callon Petroleum Co. (BB-/B3)
77,000	7.500	(a)	06/15/30	72,691
Civitas Resources, Inc. (BB-/B1)
105,000	8.375	(a)	07/01/28	106,220
CNX Resources Corp. (BB/B1)
77,000	6.000	(a)	01/15/29	71,485
90,000	7.375	(a)	01/15/31	87,874
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)
84,000	5.000	(a)	05/01/29	78,984
Matador Resources Co. (BB-/B1)
110,000	6.875	(a)	04/15/28	108,868
MEG Energy Corp. (BB-/B1)
80,000	5.875	(a)	02/01/29	75,191
Nabors Industries, Inc. (B+/B1)
239,000	7.375	(a)	05/15/27	227,334
Nabors Industries, Ltd. (CCC/B3)
332,000	7.500	(a)	01/15/28	291,181
Noble Finance II LLC (BB-/B2)
60,000	8.000	(a)	04/15/30	60,938
Southwestern Energy Co. (BB+/BB+)
229,000	5.375		02/01/29	216,178
Southwestern Energy Co. (BB+/Ba2)
135,000	5.375		03/15/30	125,975
67,000	4.750		02/01/32	59,192
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
194,000	4.500		04/30/30	170,481
TechnipFMC PLC (BB+/Ba1)
188,000	6.500	(a)	02/01/26	185,549
Transocean, Inc. (CCC+/Caa1)
207,000	11.500	(a)	01/30/27	215,154

				2,466,069

Pharmaceuticals(a) – 0.6%
AdaptHealth LLC (B/B1)
84,000	6.125		08/01/28	72,806
38,000	4.625		08/01/29	30,347
49,000	5.125		03/01/30	39,834
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
200,000	5.125		04/30/31	164,972

				307,959

Pipelines – 2.9%
DT Midstream, Inc. (BB+/Ba2)
210,000	4.375	(a)	06/15/31	181,060
EQM Midstream Partners LP (BB-/Ba3)
164,000	7.500	(a)	06/01/27	165,609
Global Partners LP/GLP Finance Corp. (B+/B2)
124,000	6.875		01/15/29	115,321
Hess Midstream Operations LP (BB+/Ba2)
74,000	4.250	(a)	02/15/30	64,584

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Pipelines – (continued)
Hess Midstream Operations LP (BB+/Ba2) – (continued)
$48,000	5.500	%(a)	10/15/30	$ 44,748
Howard Midstream Energy Partners LLC (B+/B3)
217,000	6.750	(a)	01/15/27	206,742
130,000	8.875	(a)	07/15/28	130,793
Kinetik Holdings LP (BB+/Ba1)
231,000	5.875	(a)	06/15/30	219,676
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)
107,000	6.000	(a)	12/31/30	94,298
217,000	6.000	(a)	09/01/31	186,846

				1,409,677

Real Estate Investment Trust – 0.3%
SBA Communications Corp. (BB/Ba3)
198,000	3.125		02/01/29	167,880

Retailing – 4.3%
Arko Corp. (B-/B3)
211,000	5.125	(a)	11/15/29	171,969
Asbury Automotive Group, Inc. (BB/B1)
86,000	4.500		03/01/28	79,223
42,000	4.625	(a)	11/15/29	37,383
189,000	4.750		03/01/30	167,857
28,000	5.000	(a)	02/15/32	24,464
Beacon Roofing Supply, Inc. (B/B2)
137,000	4.125	(a)	05/15/29	121,294
Foundation Building Materials, Inc. (CCC+/Caa1)
300,000	6.000	(a)	03/01/29	250,575
Group 1 Automotive, Inc. (BB+/Ba2)
145,000	4.000	(a)	08/15/28	127,490
Ken Garff Automotive LLC (BB-/B1)
147,000	4.875	(a)	09/15/28	129,683
LCM Investments Holdings II LLC (BB-/B2)
218,000	4.875	(a)	05/01/29	187,072
Lithia Motors, Inc. (BB+/Ba2)
93,000	3.875	(a)	06/01/29	81,052
327,000	4.375	(a)	01/15/31	282,280
Murphy Oil USA, Inc. (BB+/Ba2)
29,000	3.750	(a)	02/15/31	24,369
Penske Automotive Group, Inc. (BB-/Ba3)
280,000	3.750		06/15/29	241,800
Sonic Automotive, Inc. (BB-/B1)
174,000	4.625	(a)	11/15/29	146,583
63,000	4.875	(a)	11/15/31	51,661

				2,124,755

Semiconductors(a) – 0.2%
Qorvo, Inc. (BBB-/Ba1)
114,000	3.375		04/01/31	91,974

Software(a) – 1.4%
AthenaHealth Group, Inc. (CCC/Caa2)
161,000	6.500		02/15/30	135,412
Castle U.S. Holding Corp. (CCC-/Caa2)
111,000	9.500		02/15/28	62,772
Clarivate Science Holdings Corp. (B-/Caa1)
119,000	4.875		07/01/29	105,571
Open Text Corp. (BB-/Ba3)
122,000	3.875		02/15/28	107,407

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations(b) – (continued)
Software(a) – (continued)
$159,000	3.875%	12/01/29	$ 132,937
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
186,000	3.875	02/01/29	159,951

			704,050

Telecommunication Services(a) – 0.9%
Level 3 Financing, Inc. (B/B1)
103,000	3.625	01/15/29	61,802
ViaSat, Inc. (B/Caa1)
406,000	5.625	09/15/25	393,495

			455,297

Transportation(a) – 0.3%
Cargo Aircraft Management, Inc. (BB/Ba2)
171,000	4.750	02/01/28	149,907

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $27,916,422)			$24,753,097

Secured Debt Obligations – 42.4%
Bank Loans(d)(e) – 25.5%
Advertising – 0.3%
Clear Channel Outdoor Holdings, Inc. (B/B1) (Update Replacements.xls: TSFR3M)
$149,611	3.500%	08/21/26	$ 142,611

Aerospace & Defense – 0.9%
ADS Tactical, Inc. (B+/B3) (1M USD LIBOR + 6.750%)
267,297	10.943	03/19/26	252,596
Propulsion (BC) Finco S.a.r.l. (B/B2) (3M SOFR + 3.750%)
184,075	8.989	09/14/29	183,845

			436,441

Airlines – 0.7%
Air Canada (BB-/Ba2) (3M USD LIBOR + 3.500%)
198,000	8.839	08/11/28	197,717
United Airlines, Inc. (BB/Ba1) (3M USD LIBOR + 3.750%)
172,979	9.292	04/21/28	172,644

			370,361

Automotive – 0.4%
First Brands Group, LLC (B+/B1)
(3M SOFR + 5.000%)
84,575	10.068	03/30/27	82,566
(6M SOFR + 5.000%)
108,892	10.252	03/30/27	106,374

			188,940

Automotive Parts – 0.5%
Mavis Tire Express Services Corp. (B-/B2) (1M USD LIBOR + 4.000%)
245,370	4.844	05/04/28	242,917

Building & Construction – 0.4%
DG Investment Intermediate Holdings 2, Inc. (B/B2) (1M USD LIBOR + 3.750%)
220,507	8.557	03/31/28	216,042

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Building & Construction Materials – 0.4%
Energize HoldCo LLC(B/B2) (1M USD LIBOR + 3.750%)
	$122,569	8.943%	12/08/28	$ 120,271
Energize HoldCo LLC (CCC+/Caa2) (1M USD LIBOR + 6.750%)
	100,000	11.967	12/07/29	91,250

				211,521

Building Materials – 1.1%
CP Atlas Buyer, Inc. (B-/B2) (3M USD LIBOR + 3.500%)
	294,370	4.250	11/23/27	276,414
Icebox Holdco III, Inc. (B-/B2) (3M SOFR + 3.750%)
	222,381	9.092	12/22/28	214,995
Icebox Holdco III, Inc. (CCC/Caa2) (3M USD LIBOR + 6.750%)
	50,000	7.250	12/21/29	43,750

				535,159

Capital Goods-Others – 0.5%
Engineered Machinery Holdings, Inc. (B-/B1)
(3M EURIBOR + 3.750%)
EUR	122,813	7.348	05/21/28	131,500
(3M USD LIBOR + 3.500%)
	$96,874	9.038	05/19/28	94,862

				226,362

Chemicals – 1.0%
Illuminate Buyer, LLC (B+/B1) (1M USD LIBOR + 3.500%)
	146,020	8.597	06/30/27	144,612
PMHC II, Inc. (B-/B3) (3M SOFR + 4.250%)
	99,499	9.304	04/23/29	87,435
Trident TPI Holdings, Inc. (B-/B2)
(3M SOFR + 4.500%)
	200,440	9.742	09/15/28	197,401
(3M SOFR + 5.250%)
	49,750	10.492	09/15/28	49,128

				478,576

Commercial Services – 1.6%
Amentum Government Services Holdings LLC (B/B2) (3M SOFR + 4.000%)
	343,901	8.528	02/15/29	335,304
Garda World Security Corp. (B/B2) (1M USD LIBOR + 4.250%)
	232,009	9.109	10/30/26	230,500
Holding Socotec (B/B2)
(3M EURIBOR + 3.500%)
EUR	100,000	7.098	06/02/28	104,483
(3M SOFR + 4.250%)
	$121,015	9.562	06/30/28	117,485

				787,772

Consumer Cyclical Services – 1.2%
BCPE Empire Holdings, Inc. (B-/B3) (3M SOFR + 4.750%)
	245,569	9.832	12/11/28	244,687
The Hertz Corp. (BB+/Ba3)
(1M SOFR + 3.250%)
	55,334	8.467	06/30/28	55,189
(1M USD LIBOR + 3.250%)
	287,738	8.443	06/30/28	286,984

				586,860

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Distribution & Wholesale – 0.4%
FCG Acquisitions, Inc. (B-/B2) (3M SOFR + 4.750%)
$218,350	10.492%	03/31/28	$ 214,164

Diversified Financial Services – 1.1%
CQP Holdco LP (BB/B1) (3M USD LIBOR + 3.500%)
218,329	8.659	06/05/28	217,783
DRW Holdings, LLC (BB-/Ba3) (1M USD LIBOR + 3.750%)
318,500	8.943	03/01/28	315,315

			533,098

Diversified Manufacturing – 0.8%
Apex Tool Group, LLC (B-/B2) (3M SOFR + 5.250%)
100,294	10.466	02/08/29	92,592
Vertical US Newco, Inc. (B+/B1) (6M USD LIBOR + 3.500%)
306,763	8.025	07/30/27	303,735

			396,327

Entertainment – 0.2%
Cinemark USA, Inc. (BB/Ba2) (1M SOFR + 3.750%)
124,688	8.834	05/24/30	123,869

Food & Beverage – 0.5%
Chobani, LLC (B-/B1) (1M USD LIBOR + 3.500%)
243,125	8.232	10/25/27	241,503

Health Care – 1.2%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR + 3.500%)
359,970	8.693	05/05/28	359,391
Onex TSG Intermediate Corp. (B/B2) (3M USD LIBOR + 4.750%)
294,000	10.057	02/28/28	260,925

			620,316

Health Care - Services – 0.6%
RegionalCare Hospital Partners Holdings, Inc. (B/B2) (1M USD LIBOR + 3.750%)
300,000	6.554	11/16/25	277,251

Insurance – 0.7%
Acrisure, LLC (B/B2) (1M USD LIBOR + 3.500%)
343,782	8.693	02/15/27	333,100

Machinery – 0.4%
SPX Flow, Inc. (B-/B2) (1M SOFR + 4.500%)
217,853	9.702	04/05/29	214,858

Media - Cable – 0.6%
DirecTV Financing, LLC (BB/Ba3) (1M SOFR + 5.000%)
292,977	10.217	08/02/27	286,101

Media - Non Cable – 0.9%
Allen Media, LLC (B+/Ba3) (3M USD LIBOR + 5.500%)
259,118	10.892	02/10/27	223,119
CMG Media Corp. (B+/B1) (3M USD LIBOR + 3.500%)
0	8.659	12/17/26	—
Entercom Media Corp. (CCC/B2) (1M USD LIBOR + 2.500%)
200,000	4.846	11/18/24	109,250
iHeartCommunications, Inc. (BB-/B1) (1M SOFR + 3.000%)
142,962	8.217	05/01/26	123,269

			455,638

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Oil Field Services – 0.7%
ChampionX Corp. (BBB/Ba2) (1M SOFR + 3.250%)
$347,375	8.500%		06/07/29	$ 347,229

Packaging – 1.8%
Charter NEX US, Inc. (B/B3) (1M USD LIBOR + 3.750%)
317,669	8.482		12/01/27	314,890
Clydesdale Acquisition Holdings, Inc. (B/B2) (1M SOFR + 4.175%)
370,568	9.378		04/13/29	364,205
LABL, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
220,322	10.082		10/29/28	217,868

				896,963

Pharmaceuticals – 1.1%
Covetrus, Inc. (B-/B1) (3M SOFR + 5.000%)
274,312	10.242		10/13/29	254,883
Gainwell Acquisition Corp. (B/B2) (3M USD LIBOR + 4.000%)
292,500	9.143		10/01/27	287,747

				542,630

Pipelines – 1.1%
AL NGPL Holdings, LLC (B+/Ba3) (3M USD LIBOR + 3.750%)
334,839	4.750		04/13/28	331,658
M6 ETX Holdings II Midco LLC (B+/B1) (1M SOFR + 4.500%)
198,500	9.677		09/19/29	196,640

				528,298

Retailers – 0.5%
New Era Cap Co., Inc. (B+/B2) (1M USD LIBOR + 6.000%)
257,813	11.193		07/13/27	254,590

Retailing – 0.5%
RC Buyer, Inc. (B-/B1) (3M SOFR + 3.500%)
244,375	9.004		07/28/28	236,230
RC Buyer, Inc. (CCC/Caa1) (1M USD LIBOR + 6.500%)
0	11.753		07/30/29	—

				236,230

Technology - Software – 2.8%
Ahead DB Holdings, LLC (B+/B1) (3M USD LIBOR + 3.750%)
269,500	9.092		10/18/27	250,538
Camelot U.S. Acquisition LLC (B+/B1) (1M USD LIBOR + 3.000%)
306,202	16.536		10/30/26	305,583
Castle US Holding Corp. (CCC+/B3) (1M USD LIBOR + 3.750%)
291,875	9.114		01/29/27	212,704
DCert Buyer, Inc. (B-/B2) (1M USD LIBOR + 4.000%)
181,285	4.113		10/16/26	179,415
DCert Buyer, Inc. (CCC/Caa2) (3M SOFR + 7.000%)
125,000	12.264		02/19/29	113,959
Loyalty Ventures, Inc. (NR/WR) (1M USD LIBOR + 5.500%)
254,375	0.000	(f)(g)	11/03/27	25,692
Virtusa Corp. (B/B1) (3M USD LIBOR + 3.750%)
293,250	9.331		02/11/28	289,218

			1,377,109

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Telecommunications – 0.6%
Intelsat Jackson Holdings S.A. (B+/B3) (6M SOFR + 4.250%)
$302,005	7.445%	02/01/29	$ 300,495

TOTAL BANK LOANS			$12,603,331

Other Secured Debt Obligations(a) – 16.9%
Aerospace & Defense(b) – 1.4%
Spirit AeroSystems, Inc. (BB-/Ba2)
$135,000	9.375%	11/30/29	$ 144,713
TransDigm, Inc. (B+/Ba3)
295,000	6.750	08/15/28	296,570
Triumph Group, Inc. (CCC+/B2)
224,000	9.000	03/15/28	228,977

			670,260

Airlines – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
42,261	5.750	04/20/29	41,072
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)
139,170	5.750 (b)	01/20/26	131,759

			172,831

Chemicals(b) – 1.8%
ASP Unifrax Holdings, Inc. (CCC+/B2)
182,000	5.250	09/30/28	131,397
Herens Holdco S.a.r.l. (B-/B2)
245,000	4.750	05/15/28	188,515
Olympus Water U.S. Holding Corp. (B-/B3)
200,000	9.750	11/15/28	195,030
WR Grace Holdings LLC (B/B1)
397,000	4.875	06/15/27	369,666

			884,608

Commercial Services(b) – 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B3)
142,000	6.625	07/15/26	134,707
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. (B/B3)
354,000	4.625	06/01/28	297,937
APX Group, Inc. (BB/Ba2)
50,000	6.750	02/15/27	49,050
Garda World Security Corp. (B/B2)
40,000	7.750	02/15/28	39,928
The ADT Security Corp. (BB/Ba3)
306,000	4.125	08/01/29	264,929

			786,551

Diversified Financial Services(b) – 0.2%
NFP Corp. (B/B1)
87,000	4.875	08/15/28	77,987

Electrical(b) – 0.5%
Calpine Corp. (BB+/Ba2)
283,000	3.750	03/01/31	229,601

Entertainment(b) – 0.4%
Caesars Entertainment, Inc. (B+/Ba3)
175,000	7.000	02/15/30	175,852

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Healthcare Providers & Services(b) – 1.0%
CHS/Community Health Systems, Inc. (B-/B3)
$210,000	5.250%	05/15/30	$ 166,093
Medline Borrower LP (B+/B1)
385,000	3.875	04/01/29	334,862

			500,955

Insurance(b) – 0.6%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
178,000	4.250	02/15/29	153,655
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
160,000	6.750	04/15/28	157,758

			311,413

Internet(b) – 0.3%
Arches Buyer, Inc. (B/B1)
178,000	4.250	06/01/28	154,573

Leisure Time(b) – 0.2%
Carnival Corp. (BB-/B1)
81,000	9.875	08/01/27	84,319

Lodging(b) – 0.3%
Travel + Leisure Co. (BB-/Ba3)
191,000	4.500	12/01/29	163,859

Machinery-Construction & Mining(b) – 0.3%
Vertiv Group Corp. (BB-/B1)
150,000	4.125	11/15/28	135,220

Machinery-Diversified(b) – 0.2%
Chart Industries, Inc. (B+/Ba3)
100,000	7.500	01/01/30	102,048

Media(b) – 3.2%
Altice Financing SA (B/B3)
316,000	5.000	01/15/28	252,762
Audacy Capital Corp. (C/Caa3)
63,000	6.500	05/01/27	1,474
DISH DBS Corp. (B/Ba3)
195,000	5.250	12/01/26	157,252
DISH Network Corp. (B/Ba3)
195,000	11.750	11/15/27	190,692
Scripps Escrow II, Inc. (BB/Ba3)
305,000	3.875	01/15/29	246,425
Sinclair Television Group, Inc. (BB-/Ba2)
227,000	4.125	12/01/30	149,439
UPC Holding B.V. (B/B3)
200,000	5.500	01/15/28	175,234
Urban One, Inc. (B-/B3)
62,000	7.375	02/01/28	54,274
VZ Secured Financing B.V. (B+/B1)
256,000	5.000	01/15/32	206,464
Ziggo B.V. (B+/B1)
200,000	4.875	01/15/30	166,232

			1,600,248

Oil Field Services(b) – 0.6%
Transocean Poseidon Ltd. (B-/B2)
42,250	6.875	02/01/27	41,964

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Oil Field Services(b) – (continued)
Transocean Titan Financing Ltd. (B-/B2)
$150,000	8.375%	02/01/28	$ 153,114
Transocean, Inc. (B-/B2)
100,000	8.750	02/15/30	101,536

			296,614

Packaging(b) – 0.6%
Mauser Packaging Solutions Holding Co. (B/B2)
130,000	7.875	08/15/26	128,947
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
85,000	4.375	10/15/28	74,180
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
87,000	4.000	10/15/27	77,597

			280,724

Pipelines(b) – 0.3%
Venture Global LNG, Inc. (BB/B1)
155,000	8.125	06/01/28	157,644

Retailing(b) – 1.2%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
192,000	4.375	01/15/28	177,410
305,000	4.000	10/15/30	262,477
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
158,000	6.375	09/30/26	149,476

			589,363

Software(b) – 0.4%
Camelot Finance SA (B+/B1)
28,000	4.500	11/01/26	26,409
Clarivate Science Holdings Corp. (B+/B1)
192,000	3.875	07/01/28	169,776

			196,185

Telecommunication Services(b) – 1.1%
Altice France SA (B-/B2)
225,000	5.125	01/15/29	160,600
264,000	5.500	10/15/29	189,761
Frontier Communications Holdings LLC (CCC+/Caa2)
161,000	6.750	05/01/29	124,788
Level 3 Financing, Inc. (BB-/Ba2)
105,000	3.875	11/15/29	83,724

			558,873

Transportation(b) – 0.4%
Rand Parent LLC (BB/Ba1)
240,000	8.500	02/15/30	217,303

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 8,347,031

TOTAL SECURED DEBT OBLIGATIONS (Cost $22,715,429)			$20,950,362

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks(f) – 0.5%
Energy Equipment & Services – 0.4%
4,969	Noble Corp. PLC	$ 205,269

Oil, Gas & Consumable Fuels – 0.1%
1,141,924	Prairie Provident Resources, Inc.	64,649

TOTAL COMMON STOCKS (Cost $2,985,214)		$ 269,918

Shares	Dividend Rate	Value

Investment Company(h) – 2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,174,111	5.022%	$ 1,174,111
(Cost $1,174,111)

TOTAL INVESTMENTS – 95.5% (Cost $54,791,176)		$47,147,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		$ 2,208,583

NET ASSETS – 100.0%		$49,356,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Pay-in-kind securities.

(d)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(f)	Security is currently in default and/or non-income producing.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	Represents an affiliated Issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	235,768	EUR	213,832	09/19/23	$1,495

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%	12M SOFR	09/20/30	$2,460	$18,230	$(520)	$18,750

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 39	(5.000)%	4.124%	12/20/27	$10,890	$(361,309)	$477,086	$(838,395)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

Abbreviations:
CDX.NA.HY Ind 39	— CDX North America Investment Grade Index 39
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 46.8%
Collateralized Mortgage Obligations – 6.6%
Interest Only(a) – 1.7%
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
$3,772,275	0.907	%(b)	05/15/45	$ 379,098
FHLMC REMIC Series 5012, Class DI
1,878,133	4.000		09/25/50	359,475
FHLMC REMIC Series 5020, Class IH
636,410	3.000		08/25/50	100,793
FHLMC REMIC Series 5148, Class AI
8,656,806	2.500		10/25/51	949,822
FNMA REMIC Series 2011-100, Class S (-1X 1M USD LIBOR + 6.450%)
2,234,199	1.300	(b)	10/25/41	214,156
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR + 6.670%)
2,164,514	1.520	(b)	07/25/42	184,083
FNMA REMIC Series 2017-104, Class SB (-1X 1M USD LIBOR + 6.150%)
923,302	1.000	(b)	01/25/48	93,859
FNMA REMIC Series 2020-60, Class NI
1,744,231	4.000		09/25/50	333,846
GNMA REMIC Series 2010-35, Class DS (-1X 1M USD LIBOR + 5.680%)
2,906,720	0.534	(b)(c)	03/20/40	210,931
GNMA REMIC Series 2013-103, Class DS (-1X 1M USD LIBOR + 6.150%)
3,650,444	1.004	(b)(c)	07/20/43	318,222
GNMA REMIC Series 2013-117, Class PS (-1X 1M USD LIBOR + 6.150%)
4,305,967	1.004	(b)(c)	04/20/43	259,411
GNMA REMIC Series 2014-11, Class NI
1,195,753	4.500	(c)	12/16/42	65,865
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
4,207,756	0.954	(b)(c)	10/20/43	182,598
GNMA REMIC Series 2014-180, Class PI
2,818,365	4.000	(c)	08/20/44	376,382
GNMA REMIC Series 2015-111, Class SM (-1X 1M USD LIBOR + 6.200%)
3,547,646	1.054	(b)(c)	08/20/45	361,687
GNMA REMIC Series 2015-126, Class LS (-1X 1M USD LIBOR + 6.200%)
2,287,265	1.054	(b)(c)	09/20/45	227,736
GNMA REMIC Series 2015-129, Class IC
1,006,162	4.500	(c)	09/16/45	181,611
GNMA REMIC Series 2015-133, Class SA (-1X 1M USD LIBOR + 5.700%)
1,290,077	0.554	(b)(c)	09/20/45	100,785
GNMA REMIC Series 2015-133, Class SB (-1X 1M USD LIBOR + 5.700%)
1,663,073	0.554	(b)(c)	09/20/45	129,268
GNMA REMIC Series 2015-144, Class QS (-1X 1M USD LIBOR + 5.700%)
4,327,856	0.543	(b)(c)	10/20/45	310,918

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-168, Class SD (-1X 1M USD LIBOR + 6.200%)
$7,276,469	1.054	%(b)(c)	11/20/45	$ 745,133
GNMA REMIC Series 2016-6, Class S (-1X 1M USD LIBOR + 5.650%)
5,450,241	0.493	(b)(c)	01/20/46	388,496
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR + 5.660%)
1,033,146	0.503	(b)(c)	07/20/47	83,865
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
734,901	1.043	(b)(c)	09/20/48	73,260
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
1,531,952	1.043	(b)(c)	09/20/48	149,280
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
1,029,582	0.993	(b)(c)	10/20/48	95,116
GNMA REMIC Series 2018-67, Class PS (-1X 1M USD LIBOR + 6.200%)
1,751,108	1.043	(b)(c)	05/20/48	164,284
GNMA REMIC Series 2018-7, Class DS (-1X 1M USD LIBOR + 5.700%)
1,169,446	0.543	(b)(c)	01/20/48	99,532
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
1,167,712	0.893	(b)(c)	01/20/49	105,720
GNMA REMIC Series 2019-151, Class NI
2,560,279	3.500	(c)	10/20/49	387,250
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
407,844	0.904	(b)(c)	01/20/49	37,690
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
696,111	0.954	(b)(c)	06/20/49	60,650
GNMA REMIC Series 2020-146, Class IM
1,250,748	2.500	(c)	10/20/50	160,982
GNMA REMIC Series 2020-146, Class KI
9,102,688	2.500	(c)	10/20/50	1,190,872
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
3,139,129	0.904	(b)(c)	02/20/50	327,857
GNMA REMIC Series 2020-61, Class SF (-1X 1M USD LIBOR + 6.440%)
4,894,442	1.283	(b)(c)	07/20/43	466,332
GNMA REMIC Series 2020-78, Class DI
3,644,962	4.000	(c)	06/20/50	671,572

				10,548,437

Regular Floater(b) – 0.3%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
142,370	5.543		10/15/36	139,709

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
$90,226	5.593%		12/15/36	$ 88,781
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
149,334	5.793	(c)	09/15/37	147,949
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
39,907	6.043		06/15/39	39,866
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
197,904	5.563		03/15/41	196,050
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
285,754	5.550		06/25/36	280,994
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
349,191	5.550		08/25/36	344,574
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
353,142	5.550		08/25/36	347,167
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
120,505	5.600		08/25/37	118,793
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
39,825	6.250		10/25/39	40,174

				1,744,057

Sequential Fixed Rate(c) –0.4%
GCAT Trust Series 22-NQM4, Class A1
186,988	5.269	(d)(e)	08/25/67	183,861
OBX Trust Series 2022-NQM7, Class A1
182,744	5.110	(d)(e)	08/25/62	177,546
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
217,020	5.500		02/25/36	166,726
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
336,664	6.000		06/25/36	260,730
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
626,121	6.500		07/25/36	495,502
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
662,026	6.000		08/25/36	444,409
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
1,689,481	6.000		10/25/37	929,667

				2,658,441

Sequential Floating Rate(b)(c) –4.2%
Alternative Loan Trust Series 2007-16CB, Class 1A2 (1M USD LIBOR + 0.400%)
265,988	5.550		08/25/37	176,515
Banc of America Funding Trust Series 2007-2, Class 2A1
22,331	4.117		03/25/37	20,289

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR + 1.500%)
$475,000	6.567	%(d)	06/25/31	$ 472,286
Connecticut Avenue Securities Series 2021-R02, Class 2B1 (SOFR30A + 3.300%)
1,350,000	8.367	(d)	11/25/41	1,340,772
Connecticut Avenue Securities Trust (1M USD LIBOR + 5.300%)
1,027,056	10.450		10/25/28	1,091,982
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 (1M USD LIBOR + 2.450%)
135,392	7.600	(d)	07/25/31	135,829
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 (1M USD LIBOR + 2.300%)
40,555	7.450	(d)	08/25/31	40,599
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2 (1M USD LIBOR + 2.150%)
20,330	7.300	(d)	09/25/31	20,358
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2 (1M USD LIBOR + 2.050%)
72,138	7.200	(d)	01/25/40	72,505
Connecticut Avenue Securities Trust Series 2022-R02, Class 1B1 (SOFR30A + 6.250%)
153,000	11.317	(d)	03/25/42	165,487
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2 (SOFR30A + 3.000%)
590,000	8.067	(d)	01/25/42	584,813
Connecticut Avenue Securities Trust Series 2022-R04, Class 1B1 (SOFR30A + 5.250%)
433,000	10.317	(d)	03/25/42	451,639
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (SOFR30A + 4.500%)
392,000	9.567	(d)	04/25/42	393,258
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR + 3.000%)
279,000	8.067	(d)	04/25/42	277,993
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
250,000	8.167	(d)	06/25/43	250,313
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
261,430	5.500		07/25/35	183,730
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
308,596	5.500		12/25/35	258,769
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
1,769,808	5.650		08/25/37	1,239,178
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
129,336	8.967	(d)	04/25/43	131,982
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
369,259	7.667	(d)	11/25/50	374,537

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2 (1M USD LIBOR + 1.700%)
$489,124	6.850	%(d)	01/25/50	$ 489,343
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1 (1M USD LIBOR + 6.000%)
1,370,049	11.150	(d)	08/25/50	1,521,024
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
1,533,000	9.867	(d)	10/25/50	1,647,741
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR + 2.800%)
158,784	7.867	(d)	10/25/50	161,062
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2 (SOFR30A + 5.650%)
600,000	10.717	(d)	12/25/50	601,535
FHLMC STACR REMIC Trust Series 2020-DNA6, Class M2 (SOFR30A + 2.000%)
997,322	7.067	(d)	12/25/50	1,006,643
FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1 (1M USD LIBOR + 4.100%)
2,000,000	9.250	(d)	03/25/50	2,068,366
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1 (1M USD LIBOR + 5.750%)
1,275,931	10.900	(d)	07/25/50	1,380,383
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1 (1M USD LIBOR + 5.250%)
826,097	10.400	(d)	09/25/50	880,479
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
255,405	6.867	(d)	01/25/51	254,779
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1 (SOFR30A + 3.400%)
137,000	8.467	(d)	10/25/41	136,441
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (SOFR30A + 2.050%)
410,000	7.117	(d)	12/25/33	395,994
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (SOFR + 3.500%)
350,000	8.567	(d)	03/25/42	357,300
FHLMC STACR Trust Series 2019-DNA3, Class BI (1M USD LIBOR + 3.250%)
770,000	8.400	(d)	07/25/49	793,964
FHLMC STACR Trust Series 2019-DNA4, Class B1 (1M USD LIBOR + 2.700%)
1,135,000	7.850	(d)	10/25/49	1,139,645
FHLMC STACR Trust Series 2019-HQA2, Class M2 (1M USD LIBOR + 2.050%)
575,284	7.200	(d)	04/25/49	578,520
FHLMC Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (SOFR + 3.350%)
469,000	8.417	(d)	06/25/43	473,690
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
1,395,465	2.520	(d)	05/25/52	1,130,043
JPMorgan Mortgage Trust Series 2022-1A, Class A
1,872,866	5.000	(d)	07/25/53	1,793,196

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
JPMorgan Mortgage Trust Series 2022-LTV1, Class A2
$468,506	3.520	%(d)	07/25/52	$ 386,698
Mill City Mortgage Loan Trust Series 2017-2, Class A3
439,960	3.182	(d)	07/25/59	414,263
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.410%)
66,362	5.560		09/25/46	56,908
Towd Point Mortgage Trust 2020-1 Series 20-1, Class A2A
550,000	3.100	(d)	01/25/60	470,965

				25,821,816

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				40,772,751

Commercial Mortgage-Backed Securities – 5.1%
Sequential Fixed Rate – 3.2%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$1,050,000	2.778	%(b)	11/15/54	$ 799,311
BANK Series 2021-BNK38, Class A5
1,050,000	2.521	(c)	12/15/64	852,378
BANK Series 2022-BNK39, Class A4
2,400,000	2.928	(c)	02/15/55	2,012,972
BANK Series 2023-SYR2, Class A3
2,600,000	6.656		06/15/28	2,680,344
BBCMS Mortgage Trust Series 2022-C17, Class A5
2,000,000	4.441	(c)	09/15/55	1,880,582
BBCMS Mortgage Trust Series 2023-C19, Class A5
1,600,000	5.451	(c)	04/15/56	1,623,716
BBCMS Mortgage Trust Series 2023-C19, Class ASB
1,400,000	5.700	(c)	04/15/56	1,420,238
BBCMS Mortgage Trust Series 2023-C20, Class ASB
1,229,000	5.860	(c)	07/15/56	1,254,849
BMO Mortgage Trust Series 2023-C5, Class A5
1,600,000	5.765	(c)	06/15/56	1,655,093
BMO Mortgage Trust Series 2023-C5, Class ASB
1,600,000	5.995	(c)	06/15/56	1,643,594
BX Trust Series 2022, Class A
2,000,000	5.760	(d)	10/13/27	1,924,901
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	650,582
GS Mortgage Securities Trust Series 2017-GS7, Class A4
1,000,000	3.430	(c)	08/10/50	899,904
Wells Fargo Commercial Mortgage Trust Series 2017-RC1,
Class D
756,000	3.250	(c)(d)	01/15/60	533,312

				19,831,776

Sequential Floating Rate(b) –1.9%
BANK Series 2018-BNK13, Class A5
1,600,000	4.217	(c)	08/15/61	1,505,339
BBCMS Mortgage Trust Series 2022-C17, Class AS
1,400,000	4.971	(c)	09/15/55	1,303,477
BBCMS Mortgage Trust Series 2023-C20, Class A5
1,300,000	5.576	(c)	07/15/56	1,333,379

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BMO Mortgage Trust Series 2023-C4, Class A5
$1,575,000	5.117	%(c)	02/15/56		$ 1,554,344
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (SOFR + 2.281%)
700,000	7.428	(d)	06/15/40		697,181
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
1,350,000	7.787	(d)	10/15/36		1,253,299
BX Trust Series 2022-PSB, Class A (TSFR1M + 2.451%)
3,436,578	7.598	(d)	08/15/39		3,423,577
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class A
1,100,000	6.360	(d)	07/10/28		1,117,253

					12,187,849

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES					$ 32,019,625

Federal Agencies – 35.1%
FHLMC – 2.7%
$10,495	5.000%		01/01/33		$ 10,480
294	5.000		03/01/33		294
4,105	5.000		04/01/33		4,099
495	5.000		05/01/33		495
1,715	5.000		06/01/33		1,713
11,131	5.000		07/01/33		11,117
17,125	5.000		08/01/33		17,096
1,888	5.000		09/01/33		1,883
3,870	5.000		10/01/33		3,865
6,521	5.000		11/01/33		6,514
3,705	5.000		12/01/33		3,701
3,373	5.000		01/01/34		3,369
11,520	5.000		02/01/34		11,508
5,847	5.000		03/01/34		5,848
10,413	5.000		04/01/34		10,417
12,921	5.000		05/01/34		12,907
175,205	5.000		06/01/34		175,027
4,823	5.000		11/01/34		4,826
45,038	5.000		04/01/35		44,982
27	5.000		11/01/35		27
20,412,349	2.000		04/01/52		16,633,004

					16,963,172

GNMA – 15.8%
8,378,930	4.500		12/20/48		8,199,681
3,160,574	5.000		12/20/48		3,152,101
4,757,362	4.500		01/20/49		4,654,102
1,582,807	2.500		06/20/51		1,354,611
7,192,077	2.500		09/20/51		6,174,962
5,992,783	2.500		10/20/51		5,139,392
2,355,200	2.500		11/20/51		2,018,591
6,939,092	2.500		12/20/51		5,950,185
2,239,911	2.500		01/20/52		1,915,655
17,000,000	3.500		TBA-30yr	(f)	15,686,388
15,000,000	4.000		TBA-30yr	(f)	14,182,917

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,000,000	4.500%	TBA-30yr	(f)	$ 964,864
7,000,000	5.000	TBA-30yr	(f)	6,877,809
22,000,000	5.500	TBA-30yr	(f)	21,903,204

				98,174,462

UMBS – 16.6%
6,775,547	6.000	01/01/53		6,864,598
15,661,801	2.000	04/01/52		12,762,021
16,713	4.500	08/01/37		16,475
3,302	4.500	04/01/39		3,239
5,383	4.000	08/01/39		5,170
2,264	4.000	09/01/39		2,174
18,224	4.500	10/01/39		17,891
2,394	4.500	05/01/41		2,353
9,638	4.500	06/01/41		9,469
8,642	4.500	08/01/41		8,492
2,867	4.500	10/01/41		2,817
688	4.500	11/01/42		680
11,589	4.500	12/01/43		11,427
488,643	4.500	11/01/48		476,338
87,917	4.500	01/01/49		85,620
557,636	4.500	06/01/49		543,177
449,008	4.500	08/01/49		436,894
5,745,910	5.000	10/01/49		5,718,012
378,147	4.500	01/01/50		368,552
7,976,480	4.500	03/01/50		7,784,316
5,185,800	5.000	03/01/50		5,154,543
2,878,301	6.000	01/01/53		2,934,620
1,959,465	5.500	04/01/53		1,965,033
2,966,056	6.000	04/01/53		3,041,165
1,000,000	3.500	TBA-30yr	(f)	910,859
3,000,000	4.000	TBA-30yr	(f)	2,814,609
7,000,000	4.500	TBA-30yr	(f)	6,726,565
12,000,000	5.000	TBA-30yr	(f)	11,756,719
33,000,000	5.500	TBA-30yr	(f)	32,841,418

				103,265,246

TOTAL FEDERAL AGENCIES				$218,402,880

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $295,705,546)				$291,195,256

Corporate Obligations – 19.2%
Advertising(c)(d) –0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$364,000	5.000%	08/15/27		$ 330,297

Aerospace & Defense(c) –0.4%
The Boeing Co.
1,900,000	5.705	05/01/40		1,894,528
TransDigm, Inc.
650,000	5.500	11/15/27		614,692

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
Triumph Group, Inc.
	$285,000	7.750%	08/15/25	$ 277,046

				2,786,266

Automotive(c) –1.1%
General Motors Financial Co., Inc.
	6,188,000	3.600	06/21/30	5,358,746
	2,048,000	2.700	06/10/31	1,632,789

				6,991,535

Banks – 4.8%
AIB Group PLC(b)(c) (-1X 5 year EUR Swap + 6.629%)
EUR	372,000	6.250	06/23/25	383,093
Banco do Brasil SA(b)(c) (10 year CMT + 4.398%)
	$1,550,000	6.250	04/15/24	1,381,577
Banco Mercantil del Norte SA(b)(c)(d) (5 year CMT + 4.643%)
	640,000	5.875	01/24/27	541,200
Bank of America Corp.(b)(c) (SOFR + 1.830%)
	6,692,000	4.571	04/27/33	6,288,405
Citigroup, Inc.(b)(c) (SOFR + 2.086%)
	5,655,000	4.910	05/24/33	5,468,498
Credit Suisse Group AG(c)(d)
	2,875,000	4.282	01/09/28	2,653,366
JPMorgan Chase & Co.(b)(c) (SOFR + 2.080%)
	7,200,000	4.912	07/25/33	7,039,368
Morgan Stanley(b)(c) (SOFR + 1.290%)
	6,770,000	2.943	01/21/33	5,626,886
Shinhan Bank Co. Ltd.(d)
	200,000	4.500	04/12/28	195,618
Societe Generale SA(b)(c) (5 year USD Swap + 3.929%)
	224,000	6.750	04/06/28	182,009
Virgin Money UK PLC(b)(c) (5 year UK Government Bond + 8.307%)
GBP	344,000	9.250	06/08/24	410,060

			30,170,080

Building Materials(c)(d) –0.1%
Summit Materials LLC/Summit Materials Finance Corp.
	$305,000	6.500	03/15/27	304,057
	438,000	5.250	01/15/29	414,195

				718,252

Chemicals(c)(d) –0.1%
Ingevity Corp.
	546,000	3.875	11/01/28	466,464

Commercial Services – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
	843,000	6.625	07/15/26	799,704
DP World Crescent Ltd.
	200,000	4.848	09/26/28	199,092
	200,000	3.875	07/18/29	188,842
DP World Ltd.
	200,000	5.625	09/25/48	186,840
Herc Holdings, Inc.(c)(d)
	1,269,000	5.500	07/15/27	1,218,303

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
United Rentals North America, Inc.(c)
$604,000	3.875%		02/15/31	$ 523,487

				3,116,268

Computers(c)(d) –0.2%
Booz Allen Hamilton, Inc.
758,000	3.875		09/01/28	690,750
KBR, Inc.
708,000	4.750		09/30/28	648,797

				1,339,547

Distribution & Wholesale(c)(d) –0.1%
Univar Solutions USA, Inc.
331,000	5.125		12/01/27	338,262

Diversified Financial Services – 0.7%
AerCap Holdings NV(b)(c) (5 year CMT + 4.535%)
508,000	5.875		10/10/79	480,903
Global Aircraft Leasing Co. Ltd.(g)(c)(d) (PIK 7.250%, Cash 6.500%)
2,008,039	6.500		09/15/24	1,839,183
Midcap Financial Issuer Trust(c)(d)
1,681,000	6.500		05/01/28	1,498,696
Navient Corp.
255,000	6.750		06/25/25	251,239

				4,070,021

Electrical(c)(d) –0.1%
Calpine Corp.
1,048,000	4.625		02/01/29	889,312

Electronics(c)(d) –0.2%
Sensata Technologies, Inc.
1,659,000	4.375		02/15/30	1,490,794

Energy-Alternate Sources(c)(d) –0.1%
Greenko Dutch B.V.
188,000	3.850		03/29/26	168,502
Greenko Power II Ltd.
185,500	4.300		12/13/28	161,096

				329,598

Engineering & Construction(c) –0.1%
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	307,418
546,000	5.500		07/31/47	470,433

				777,851

Entertainment(c) –0.9%
Motion Bondco DAC(d)
567,000	6.625		11/15/27	524,379
Warnermedia Holdings, Inc.
6,008,000	4.279		03/15/32	5,323,508

				5,847,887

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(d) –0.7%
GFL Environmental, Inc.
$3,270,000	3.500%		09/01/28	$ 2,907,848
Waste Pro USA, Inc.
1,524,000	5.500		02/15/26	1,415,628

				4,323,476

Food & Drug Retailing(c) –0.4%
B&G Foods, Inc.
1,123,000	5.250		04/01/25	1,071,409
243,000	5.250		09/15/27	211,007
Performance Food Group, Inc.(d)
219,000	6.875		05/01/25	219,304
1,041,000	5.500		10/15/27	1,007,532

				2,509,252

Healthcare Providers & Services(c) –0.5%
Centene Corp.
2,486,000	2.625		08/01/31	1,980,596
Encompass Health Corp.
641,000	4.500		02/01/28	597,604
Tenet Healthcare Corp.
841,000	6.125		10/01/28	809,463

				3,387,663

Insurance(c)(d) –0.5%
Acrisure LLC/Acrisure Finance, Inc.
1,449,000	7.000		11/15/25	1,402,632
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
730,000	6.750		10/15/27	686,251
USI, Inc.
1,237,000	6.875		05/01/25	1,228,180

				3,317,063

Internet(c)(d) –0.8%
Match Group Holdings II LLC
1,404,000	4.625		06/01/28	1,289,125
Netflix, Inc.
2,525,000	4.875		06/15/30	2,488,337
Prosus NV
850,000	3.680		01/21/30	711,450
400,000	4.027		08/03/50	248,500

				4,737,412

Iron/Steel(c) –0.0%
Vale Overseas Ltd.
120,000	6.125		06/12/33	120,065

Lodging(c) –0.5%
Hilton Domestic Operating Co., Inc.
110,000	5.375	(d)	05/01/25	109,008
1,584,000	4.875		01/15/30	1,476,810
MGM Resorts International
1,425,000	4.750		10/15/28	1,294,171

				2,879,989

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(c)(d) –0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
	$646,000	7.750%		04/15/26	$ 586,723

Media(c) –0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.(d)
	1,334,000	4.250		02/01/31	1,077,672
iHeartCommunications, Inc.
	271,665	8.375		05/01/27	180,975
Nexstar Media, Inc.(d)
	784,000	5.625		07/15/27	730,954
Scripps Escrow, Inc.(d)
	887,000	5.875		07/15/27	723,703
Virgin Media Secured Finance PLC(d)
	1,454,000	5.500		05/15/29	1,319,549

					4,032,853

Mining(c)(d) –0.1%
Alcoa Nederland Holding B.V.
	620,000	5.500		12/15/27	601,400

Multi-National(c)(d) –0.2%
The African Export-Import Bank
	550,000	2.634		05/17/26	495,127
	850,000	3.798		05/17/31	684,938

					1,180,065

Oil Field Services – 1.2%
Ecopetrol SA(c)
	70,000	6.875		04/29/30	63,536
	410,000	8.875		01/13/33	404,168
Occidental Petroleum Corp.
	589,000	6.625	(c)	09/01/30	611,953
	657,000	7.500		05/01/31	717,299
Petroleos de Venezuela SA(h)
	137,050,000	0.000		10/28/22	4,111,500
Reliance Industries Ltd.(d)
	310,000	3.625		01/12/52	221,293
Transocean, Inc.(c)(d)
	531,000	11.500		01/30/27	551,916
	180,000	8.750		02/15/30	182,765
USA Compression Partners LP/USA Compression Finance Corp.(c)
	318,000	6.875		04/01/26	310,855

					7,175,285

Packaging(c) –0.9%
ARD Finance SA(g)
(PIK 5.750%, Cash 5.000%)
EUR	236,165	5.000		06/30/27	199,181
(PIK 7.250%, Cash 6.500%)
	$958,594	6.500	(d)	06/30/27	780,765
Berry Global, Inc.(d)
	524,000	4.500		02/15/26	500,693
Crown Americas LLC
	2,933,000	5.250		04/01/30	2,794,181

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – (continued)
LABL, Inc.(d)
$231,000	6.750%		07/15/26	$ 227,184
241,000	10.500		07/15/27	231,370
Trivium Packaging Finance B.V.(d)
516,000	5.500		08/15/26	495,314
353,000	8.500		08/15/27	339,921

				5,568,609

Pipelines – 1.4%
Buckeye Partners LP(c)
640,000	4.350		10/15/24	624,384
1,049,000	3.950		12/01/26	951,695
Cheniere Energy Partners LP(c)
710,000	4.000		03/01/31	625,326
3,419,000	3.250		01/31/32	2,820,846
Energy Transfer LP(c)
1,575,000	5.750		02/15/33	1,585,001
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	193,586
1,861,706	2.940		09/30/40	1,491,729
430,000	3.250	(d)	09/30/40	332,678
Global Partners LP/GLP Finance Corp.(c)
215,000	7.000		08/01/27	209,292

				8,834,537

Real Estate(c)(h) –0.0%
Zhenro Properties Group Ltd.
200,000	6.700		08/04/26	8,000

Real Estate Investment Trust(c) –0.2%
MPT Operating Partnership LP/MPT Finance Corp.
1,288,000	4.625		08/01/29	975,390

Retailing(c) –0.3%
CK Hutchison International 20 Ltd.(d)
200,000	2.500		05/08/30	172,728
CK Hutchison International 21 Ltd.(d)
230,000	2.500		04/15/31	194,711
Group 1 Automotive, Inc.(d)
314,000	4.000		08/15/28	276,081
LCM Investments Holdings II LLC(d)
474,000	4.875		05/01/29	406,754
Penske Automotive Group, Inc.
942,000	3.500		09/01/25	897,085

				1,947,359

Semiconductors(c)(d) –0.9%
Broadcom, Inc.
6,186,000	4.150		04/15/32	5,601,485

Software(c)(d) –0.1%
Camelot Finance SA
152,000	4.500		11/01/26	143,363
Castle U.S. Holding Corp.
574,000	9.500		02/15/28	324,603

				467,966

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(c)(d) –0.0%
Altice France SA
$218,000	5.500%	01/15/28	$ 165,150

Toys/Games/Hobbies(c)(d) –0.1%
Mattel, Inc.
756,000	5.875	12/15/27	742,211

Transportation(c)(d) –0.2%
Rand Parent LLC
1,040,000	8.500	02/15/30	941,647

TOTAL CORPORATE OBLIGATIONS (Cost $166,024,878)			$119,766,034

Asset-Backed Securities – 10.2%
Collateralized Loan Obligations(d) – 10.2%
Apidos CLO XXIII Series 2015-23A, Class AR(b)(c) (3M USD LIBOR + 1.220%)
$2,600,000	6.480%	04/15/33	$ 2,569,471
Barings CLO Ltd. IV Series 2020-4A, Class D1(b)(c) (3M USD LIBOR + 3.700%)
1,000,000	8.950	01/20/32	962,674
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b)(c) (3M USD LIBOR + 4.280%)
810,000	9.540	01/15/32	763,628
CFIP CLO, Ltd. Series 2017-1A, Class DR(b)(c) (3M USD LIBOR + 3.820%)
2,200,000	9.082	10/18/34	1,918,561
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3M USD LIBOR + 1.190%)
2,000,000	6.440	07/20/34	1,956,824
Crown Point CLO 9, Ltd. Series 2020-9A, Class AR(b)(c) (3M USD LIBOR + 1.190%)
8,900,000	6.441	07/14/34	8,771,991
Elmwood CLO IV Ltd. Series 2020-1A, Class A(b)(c) (3M USD LIBOR + 1.240%)
3,500,000	6.500	04/15/33	3,477,635
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b)(c) (3M USD LIBOR + 1.350%)
9,400,000	6.600	01/20/33	9,277,856
LCCM Trust Series 2021-FL2, Class A(b)(c) (TSFR1M + 1.314%)
1,150,000	6.462	12/13/38	1,095,292
MAN GLG CLO US. Ltd. Series 2021-1A, Class A1(b)(c) (3M USD LIBOR + 1.300%)
6,700,000	6.560	07/15/34	6,547,213
MF1 Ltd. Series 2021-FL6, Class A(b)(c) (TSFR1M + 1.214%)
1,400,000	6.316	07/16/36	1,363,436
Oaktree CLO 2021-1 Ltd. Series 21-1A, Class A1(b)(c) (3M USD LIBOR + 1.160%)
4,000,000	6.420	07/15/34	3,919,612
Ocean Trails CLO XI Series 2021-11A, Class D(b)(c) (3M USD LIBOR + 3.700%)
3,000,000	8.950	07/20/34	2,594,535
Stellar Jay Ireland DAC Series 2021-1, Class A
2,038,769	3.967	10/15/41	1,647,306

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(d) – (continued)
Tikehau US CLO I Ltd. Series 2021-1A, Class E(b)(c) (3M USD LIBOR + 6.910%)
$1,000,000	12.172%	01/18/35	$ 834,901
Venture CLO Ltd. Series 2020-39A, Class A1(b)(c) (3M USD LIBOR + 1.280%)
6,200,000	6.540	04/15/33	6,072,466
Voya CLO Ltd. Series 2019-1A, Class AR(b)(c) (3M USD LIBOR + 1.060%)
3,900,000	6.320	04/15/31	3,858,344
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b)(c) (3M USD LIBOR + 1.350%)
6,000,000	6.623	07/28/32	5,910,762

			63,542,507

Home Equity(b)(c) – 0.0%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
75,597	6.119	03/25/37	70,414
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.340%)
675,677	5.490	11/25/36	124,287

			194,701

Student Loan(b)(c) – 0.0%
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
17	6.255	10/25/21	16

TOTAL ASSET-BACKED SECURITIES (Cost $65,878,378)			$ 63,737,224

Bank Loans(b)(i) –1.8%
Building & Construction Materials – 0.2%
KKR Apple Bidco, LLC (1M USD LIBOR + 2.750%)
$1,477,500	9.268%	09/23/28	$ 1,463,257

Chemicals – 0.2%
Starfruit Finco B.V. (1M USD LIBOR + 2.750%)
1,285,830	2.836	10/01/25	1,284,222

Consumer Cyclical Services – 0.2%
The Hertz Corp. (1M SOFR + 3.250%)
198,220	8.467	06/30/28	197,701
(1M USD LIBOR + 3.250%)
1,030,744	8.443	06/30/28	1,028,044

			1,225,745

Health Care Products – 0.1%
Sotera Health Holdings, LLC (Update Replacements.xls: TSFR1M), (3 mo. LIBOR + 2.750%)
425,000	8.023	12/11/26	417,830

Media - Cable – 0.3%
CSC Holdings, LLC (1M SOFR + 3.250%)
1,918,855	9.647	01/18/28	1,765,347

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(b)(i) – (continued)
Media - Non Cable – 0.3%
Getty Images, Inc. (1M USD LIBOR + 4.500%)
	$604,894	7.000%		02/19/26	$ 603,836
iHeartCommunications, Inc. (1M SOFR + 3.000%)
	1,300,000	8.217		05/01/26	1,120,925

					1,724,761

Technology - Software – 0.4%
Camelot U.S. Acquisition LLC (1M USD LIBOR + 3.000%)
	2,104,576	8.268		10/30/26	2,100,367
Travelport Finance (Luxembourg) S.a.r.l. (1M USD LIBOR + 1.500%)
	64,916	6.202		02/28/25	63,658

					2,164,025

Technology - Software/Services – 0.1%
The Ultimate Software Group, Inc. (3M SOFR + 3.750%)
	890,313	8.895		05/04/26	877,296

TOTAL BANK LOANS (Cost $11,265,408)					$ 10,922,483

Municipal Debt Obligations – 1.4%
Illinois – 1.4%
Illinois State GO Bonds Build America Series 2010(c)
	$4,150,714	7.350%		07/01/35	$ 4,473,350
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,205,987

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,760,127)					$ 8,679,337

Sovereign Debt Obligations – 1.2%
Euro – 0.6%
Republic of Ivory Coast
EUR	530,000	4.875%		01/30/32	$449,570
Republic of Oman
	$1,410,000	4.750		06/15/26	1,368,588
Republic of Romania
EUR	1,250,000	3.624	(d)	05/26/30	1,190,663
	230,000	2.000	(d)	01/28/32	183,353
	120,000	3.375		01/28/50	81,754
	200,000	3.375	(d)	01/28/50	136,256
Ukraine Government Bond(d)
	1,550,000	4.375		01/27/32	360,429

					3,770,613

United States Dollar – 0.6%
Export-Import Bank of Korea
	$200,000	5.000		01/11/28	200,956
	200,000	5.125		01/11/33	206,316
Hungary Government International Bond
	550,000	6.125		05/22/28	558,520

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Ivory Coast Government International Bonds
$566,000	6.125%	06/15/33	$ 494,112
Korea Hydro & Nuclear Power Co., Ltd.(d)
400,000	4.250	07/27/27	389,096
Perusahaan Penerbit SBSN Indonesia(d)
1,020,000	2.550	06/09/31	868,581
Republic of Indonesia(c)
950,000	4.850	01/11/33	947,330

			3,664,911

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,659,846)			$ 7,435,524

Shares	Description		Value

Common Stocks(h) – 0.0%
Media – 0.0%
90,409	iHeartMedia, Inc.		$ 329,089

TOTAL COMMON STOCKS (Cost $261,978)			$ 329,089

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 26.9%
U.S. Treasury Notes
$35,980,000	3.875%	01/15/26	$ 35,310,997
31,070,000	3.875	09/30/29	30,769,010
30,840,000	4.000	10/31/29	30,767,719
31,040,000	3.875	11/30/29	30,765,975
United States Treasury Bonds(j)
500,000	4.375	05/15/41	526,172
United States Treasury Notes
39,010,000	4.250 (j)	10/15/25	38,574,185
500,000	3.625	02/15/53	480,234

TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,051,982)			$167,194,292

Shares	Dividend Rate		Value

Investment Company(k) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional
Shares
27,812,535	5.022%		$27,812,535
(Cost $27,812,535)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 112.0% (Cost $756,420,678)			$697,071,774

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 1.8%
Certificates of Deposit – 1.6%
Banco Santander SA(b) (SOFR + 0.490%)
$2,000,000	5.320%	02/09/24	$ 1,999,001
Bayerische Landesbank
1,700,000	5.300	01/25/24	1,694,537
Nordea Bank Abp(b) (SOFR + 0.530%)
2,000,000	5.360	09/11/23	2,001,179
Svenska Handelsbanken(b) (SOFR + 0.570%)
3,939,000	5.660	01/09/24	3,942,325

			9,637,042

Commercial Paper(l) – 0.2%
Bank of Montreal
1,395,000	0.000	07/12/23	1,392,635

TOTAL SHORT-TERM INVESTMENTS (Cost $11,032,359)			$ 11,029,677

TOTAL INVESTMENTS – 113.8% (Cost $767,453,037)			$708,101,451

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.8)%			(85,757,693)

NET ASSETS – 100.0%			$622,343,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $114,665,352 which represents approximately 18.4% of net assets as of June 30, 2023.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated Issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	7,544,736	USD	4,895,470	07/03/23	$130,868
	CAD	1,723,269	EUR	1,186,204	09/20/23	2,819
	CAD	6,231,266	USD	4,596,169	08/29/23	112,069
	CAD	7,246,434	USD	5,433,074	09/20/23	43,937
	CHF	869,927	EUR	888,060	07/12/23	3,520
	CHF	5,452,563	EUR	5,563,428	07/25/23	29,918
	CHF	17,631,842	USD	19,684,023	09/20/23	185,177
	CZK	44,612,400	EUR	1,869,865	07/25/23	2,197
	EUR	8,652,615	CZK	205,738,910	07/25/23	21,952
	EUR	1,150,000	NZD	2,046,540	09/20/23	4,467
	EUR	852,434	SEK	9,872,466	07/12/23	14,873
	EUR	3,678,000	SEK	43,131,281	07/25/23	14,818
	EUR	1,153,000	SEK	13,413,408	09/20/23	14,742
	EUR	866,821	USD	944,079	07/17/23	2,638
	EUR	9,429,376	USD	10,257,219	07/31/23	48,762
	EUR	1,333,448	USD	1,434,045	09/20/23	26,948
	GBP	861,542	USD	1,090,823	07/17/23	3,474
	GBP	3,533,243	USD	4,457,383	08/03/23	30,909
	GBP	3,694,802	USD	4,591,074	08/08/23	102,456
	GBP	3,209,034	USD	4,038,104	09/20/23	38,184
	JPY	733,278,380	USD	5,133,440	09/20/23	13,410
	KRW	939,758,825	USD	712,927	07/31/23	1,311
	MXN	122,648,368	USD	6,862,359	08/14/23	239,817
	MXN	24,153,552	USD	1,363,490	09/12/23	28,000
	MXN	22,389,336	USD	1,266,250	09/21/23	21,437
	NOK	37,176,284	USD	3,366,073	07/03/23	97,808
	NOK	15,598,065	USD	1,451,582	07/17/23	2,563
	NOK	47,601,917	USD	4,384,500	07/31/23	55,666
	NOK	12,160,642	USD	1,125,966	09/20/23	10,189
	NZD	11,387,619	AUD	10,418,934	07/25/23	41,661
	NZD	2,025,102	AUD	1,832,000	09/20/23	19,198
	NZD	2,013,600	AUD	1,838,400	09/21/23	7,831
	NZD	7,818,395	USD	4,721,164	07/03/23	76,914

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	NZD	2,875,367	USD	1,746,282	07/10/23	$18,246
	NZD	19,801,521	USD	12,092,084	07/31/23	58,462
	NZD	11,883,803	USD	7,236,168	09/20/23	54,421
	NZD	2,101,710	USD	1,280,532	09/21/23	8,840
	PLN	5,162,422	CZK	27,605,022	09/20/23	1,946
	PLN	21,327,557	USD	5,204,891	09/26/23	18,120
	SEK	21,618,739	EUR	1,833,269	07/25/23	3,782
	SEK	14,487,708	USD	1,329,148	07/03/23	14,302
	SEK	10,778,067	USD	998,098	07/17/23	2,044
	SEK	11,468,448	USD	1,058,636	07/24/23	5,954
	SEK	13,948,477	USD	1,286,463	08/01/23	8,804
	SEK	10,883,165	USD	1,008,600	09/20/23	4,423
	SGD	2,700,715	USD	2,003,000	09/20/23	163
	USD	4,209,951	AUD	6,237,030	07/03/23	54,814
	USD	2,505,000	AUD	3,715,304	09/20/23	24,385
	USD	1,252,000	CHF	1,108,333	09/20/23	3,027
	USD	2,334,524	CLP	1,848,125,611	07/13/23	33,392
	USD	7,400,308	CNH	52,440,347	09/20/23	137,035
	USD	932,568	EUR	852,300	07/12/23	1,970
	USD	1,256,370	EUR	1,145,319	07/25/23	4,926
	USD	3,896,973	EUR	3,556,951	07/31/23	9,349
	USD	5,973,642	EUR	5,422,248	09/19/23	33,056
	USD	6,532,487	EUR	5,950,115	09/20/23	13,242
	USD	1,646,730	GBP	1,292,129	07/17/23	5,518
	USD	5,930	GBP	4,631	08/08/23	47
	USD	10,433,111	GBP	8,173,105	09/20/23	51,192
	USD	1,036,332	ILS	3,698,650	09/20/23	35,395
	USD	805,281	JPY	112,060,641	08/02/23	24,563
	USD	1,262,505	JPY	176,964,625	09/20/23	20,397
	USD	3,490,655	JPY	469,144,044	11/22/23	162,044
	USD	5,577,739	KRW	7,211,459,154	07/17/23	100,630
	USD	5,440,151	KRW	7,118,981,167	07/24/23	31,279
	USD	3,730,720	KRW	4,785,482,058	09/20/23	82,813
	USD	38,318	MXN	633,000	08/14/23	1,663
	USD	1,683,037	NOK	17,829,818	07/03/23	21,752
	USD	2,068,524	NOK	21,609,087	07/17/23	53,996
	USD	1,497,147	NOK	16,033,904	07/31/23	1,550
	USD	6,366,671	NZD	10,292,887	07/03/23	50,022
	USD	1,222,773	NZD	1,978,776	07/10/23	8,456
	USD	891,390	NZD	1,436,270	07/17/23	10,020
	USD	1,150,204	NZD	1,851,935	07/18/23	13,766
	USD	1,153,928	NZD	1,880,219	07/31/23	194
	USD	1,000,381	NZD	1,628,813	09/20/23	1,121
	USD	2,434,802	SEK	26,162,461	07/03/23	8,748
	USD	7,692,862	SEK	82,699,709	07/17/23	18,813
	USD	1,323,889	SEK	14,181,928	08/17/23	5,947
	USD	4,878,051	SEK	52,322,133	09/20/23	7,818
	USD	1,111,927	SGD	1,489,687	07/07/23	10,132
	USD	5,832,960	SGD	7,853,151	07/25/23	20,532
	USD	1,754,000	TRY	44,466,736	09/20/23	107,520
	USD	1,203,956	ZAR	22,327,010	09/20/23	27,443
	ZAR	45,781,374	USD	2,349,416	08/16/23	71,272

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc. (continued)	ZAR	18,925,067	USD	989,770	09/05/23	$9,008
	ZAR	16,665,520	USD	868,924	09/20/23	9,260

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	9,061,403	NZD	9,943,119	07/25/23	$(60,314)
	AUD	1,868,641	USD	1,270,538	07/03/23	(25,642)
	AUD	12,279,512	USD	8,244,997	09/20/23	(46,273)
	CAD	3,428,269	USD	2,609,561	09/20/23	(18,402)
	CHF	2,176,775	USD	2,456,956	09/20/23	(3,964)
	CLP	1,012,064,618	USD	1,270,002	07/13/23	(9,864)
	CNH	70,586,517	USD	9,906,718	09/20/23	(130,103)
	CZK	145,635,511	EUR	6,144,624	07/25/23	(37,103)
	EUR	887,952	CHF	869,927	07/12/23	(3,639)
	EUR	7,093,567	CHF	6,944,327	07/25/23	(29,313)
	EUR	635,379	CZK	15,155,707	07/25/23	(583)
	EUR	1,153,000	CZK	27,638,909	09/20/23	(927)
	EUR	2,987,000	GBP	2,585,768	09/20/23	(11,874)
	EUR	3,990,125	SEK	47,128,256	07/25/23	(15,183)
	EUR	2,312,733	SEK	27,261,268	09/20/23	(3,578)
	EUR	3,170,953	USD	3,488,048	07/17/23	(24,824)
	EUR	379,043	USD	414,940	07/25/23	(775)
	EUR	2,028,619	USD	2,224,474	07/31/23	(7,264)
	EUR	1,881,563	USD	2,072,901	09/19/23	(11,471)
	EUR	3,853,401	USD	4,243,292	09/20/23	(21,314)
	GBP	1,010,844	EUR	1,172,000	09/20/23	(73)
	GBP	3,637,722	USD	4,626,515	07/17/23	(6,027)
	GBP	6,583,571	USD	8,421,513	09/20/23	(58,706)
	HKD	6,007,194	USD	768,645	09/12/23	(745)
	ILS	2,720,285	USD	752,000	09/20/23	(15,830)
	JPY	178,333,812	USD	1,262,505	08/02/23	(20,065)
	JPY	71,853,672	USD	519,031	08/31/23	(16,304)
	JPY	2,234,881,986	USD	16,258,644	09/20/23	(572,100)
	JPY	222,889,493	USD	1,631,932	11/22/23	(50,515)
	KRW	6,194,919,834	USD	4,854,724	07/17/23	(149,678)
	KRW	6,445,785,428	USD	4,982,032	07/24/23	(84,642)
	KRW	7,788,928,233	USD	5,956,068	07/31/23	(36,304)
	NOK	28,404,378	EUR	2,432,132	09/20/23	(10,978)
	NOK	39,098,364	USD	3,678,294	07/17/23	(33,312)
	NOK	12,499,214	USD	1,166,708	07/31/23	(818)
	NZD	4,422,005	AUD	4,076,199	07/25/23	(4,057)
	NZD	1,707,914	EUR	959,866	09/20/23	(3,890)
	NZD	11,807,337	USD	7,290,303	07/03/23	(44,247)
	NZD	6,981,127	USD	4,313,405	07/10/23	(29,292)
	NZD	1,382,142	USD	855,734	07/17/23	(7,580)
	NZD	5,348,337	USD	3,310,621	07/18/23	(28,618)
	NZD	5,192,996	USD	3,189,423	07/31/23	(2,914)
	NZD	1,180,899	USD	730,164	09/15/23	(5,681)
	PLN	5,080,741	USD	1,252,000	09/20/23	(7,402)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	SEK	34,026,186	EUR	2,903,997	07/25/23	$(14,345)
	SEK	41,764,531	EUR	3,586,780	09/20/23	(42,343)
	SEK	11,672,730	USD	1,094,592	07/03/23	(12,176)
	SEK	8,039,346	USD	748,759	07/12/23	(2,947)
	SEK	75,842,014	USD	7,103,578	07/17/23	(65,881)
	SEK	56,587,666	USD	5,257,064	07/24/23	(4,161)
	SEK	10,625,773	USD	1,000,284	08/17/23	(12,819)
	SEK	51,282,349	USD	4,803,839	09/20/23	(30,391)
	SGD	1,486,799	USD	1,107,700	07/07/23	(8,041)
	SGD	7,703,742	USD	5,739,606	07/25/23	(37,761)
	SGD	6,890,904	USD	5,131,074	09/20/23	(19,980)
	TRY	46,198,861	USD	1,754,000	09/20/23	(43,384)
	TWD	77,246,138	USD	2,517,801	07/13/23	(38,562)
	USD	1,976,598	AUD	3,017,006	07/03/23	(33,345)
	USD	5,713,294	CAD	7,745,810	08/29/23	(139,308)
	USD	14,876,943	CAD	19,799,200	09/20/23	(87,715)
	USD	3,062,091	CHF	2,741,296	09/20/23	(27,056)
	USD	1,252,000	CLP	1,010,301,400	07/13/23	(5,943)
	USD	230,151	CZK	5,093,533	09/20/23	(2,829)
	USD	10,031,163	EUR	9,215,376	07/17/23	(33,608)
	USD	701,059	EUR	641,647	07/31/23	(240)
	USD	12,526,617	EUR	11,553,900	09/20/23	(132,415)
	USD	1,264,299	EUR	1,171,313	09/21/23	(19,114)
	USD	6,423,293	GBP	5,093,878	07/17/23	(46,747)
	USD	811,577	GBP	643,903	08/03/23	(6,375)
	USD	12,190,892	GBP	9,720,033	09/20/23	(156,016)
	USD	2,499,041	JPY	355,738,482	10/03/23	(3,173)
	USD	712,927	KRW	938,938,959	07/31/23	(688)
	USD	5,307,543	MXN	93,576,948	08/14/23	(111,201)
	USD	497,106	MXN	8,666,296	09/12/23	(2,161)
	USD	2,491,306	MXN	43,881,039	09/20/23	(32,913)
	USD	1,771,434	NOK	19,204,876	07/03/23	(17,971)
	USD	5,694,281	NOK	61,950,933	07/17/23	(81,153)
	USD	960,639	NOK	10,325,194	07/31/23	(2,465)
	USD	7,498,248	NOK	82,162,373	09/20/23	(178,086)
	USD	5,652,707	NZD	9,334,896	07/03/23	(76,032)
	USD	4,796,224	NZD	7,822,907	07/10/23	(4,465)
	USD	6,703,000	NZD	10,983,706	07/18/23	(37,143)
	USD	1,746,282	NZD	2,875,618	07/31/23	(18,245)
	USD	22,937,338	NZD	37,549,148	09/20/23	(98,670)
	USD	142,546	PLN	597,967	09/20/23	(3,935)
	USD	5,323,334	PLN	21,812,889	09/26/23	(18,532)
	USD	4,370,242	SEK	47,337,429	07/17/23	(22,395)
	USD	14,382,365	SEK	154,975,268	09/20/23	(42,995)
	USD	3,806,600	SGD	5,147,349	07/25/23	(3,158)
	USD	2,358,928	TWD	73,582,055	07/13/23	(2,711)
	USD	2,103,098	ZAR	41,241,471	08/16/23	(77,544)
	USD	1,816,553	ZAR	35,028,761	09/20/23	(29,274)
	ZAR	49,588,299	USD	2,655,939	08/16/23	(33,960)
	ZAR	35,863,626	USD	1,909,841	09/20/23	(20,022)

TOTAL						$(3,594,582)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	2.500%	TBA - 30yr	07/20/23	$(4,000,000)	$(3,461,680)
GNMA	6.000	TBA - 30yr	07/20/23	(1,000,000)	(1,006,508)
UMBS, 30 Year, Single Family	2.000	TBA - 30yr	07/13/23	(36,000,000)	(29,335,911)

(PROCEEDS RECEIVABLE: $(33,948,594))					$(33,804,099)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
French 10 Year Government Bonds	1	09/07/23	$140,110	$915
Ice 3M Sonia Index	750	12/17/24	224,087,410	(2,230,274)
Ice 3M Sonia Index	86	09/17/24	25,638,016	(73,504)

Total				$(2,302,863)

Short position contracts:
10 Year U.S. Treasury Notes	(1,521)	09/20/23	(173,243,281)	2,066,873
2 Year U.S. Treasury Notes	(50)	09/29/23	(10,167,187)	42,490
20 Year U.S. Treasury Bonds	(248)	09/20/23	(31,472,750)	(30,343)
3M EuriBor	(35)	09/18/23	(9,174,676)	13,945
5 Year German Euro-Bobl	(229)	09/07/23	(28,914,179)	163,039
5 Year German Euro-Bund	(5)	09/07/23	(729,686)	(4,700)
5 Year U.S. Treasury Notes	(356)	09/29/23	(38,125,375)	7,639
Euro Buxl 30 Year Bonds	(3)	09/07/23	(456,995)	2,309
Ice 3M Sonia Index	(664)	12/19/23	(198,276,103)	1,274,815
Long Gilt Future	(1)	09/27/23	(121,031)	11
Ultra Long U.S. Treasury Bonds	(112)	09/20/23	(15,256,500)	(38,729)

Total				$3,497,349

TOTAL FUTURES CONTRACTS				$1,194,486

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID
Average(b)	13.950%(b)	01/02/24	BRL	20,170	$29,266	$(69,081)	$98,347
12.795%(b)	1M BID Avg(b)	01/02/24		7,360	9,824	—	9,824
12M SOFR(c)	3.500(c)	03/16/24	$	7,390	(132,001)	6,574	(138,575)
12M SOFR(c)	4.430(c)	12/31/24		10	(109)	(2)	(107)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID
Average(b)	12.060%(b)	01/02/25	BRL	42,110	$36,630	$(164,449)	$201,079
1M BID
Average(b)	12.063(b)	01/02/25		37,210	111,207	—	111,207
13.300%(b)	1M BID Avg(b)	01/02/25		26,230	(197,473)	(149)	(197,324)
12.713(b)	1M BID Avg(b)	01/02/25		15,070	(60,979)	(1,752)	(59,227)
6M GBP(d)	4.000(d)	03/07/25	GBP	91,020	(2,197,491)	(3,805,925)	1,608,434
4.000(d)	12M SOFR(d)	03/11/25	$	117,230	698,913	294,753	404,160
3.270(d)	12M SOFR(d)	05/14/25		109,730	1,126,725	653,802	472,923
9.250(b)	Mexico Interbank TIIE 28 Days(b)	09/17/25	MXN	89,275	4,858	(762)	5,620
3M CNY(e)	2.500(e)	09/20/25	CNY	187,800	61,673	5,975	55,698
3M STIBOR(e)	3.500(c)	09/20/25	SEK	793,570	(661,831)	(470,961)	(190,870)
9.250(e)	3M JIBAR(e)	09/20/25	ZAR	147,400	(113,240)	(114,590)	1,350
5.000(f)	3M NZDOR(e)	09/20/25	NZD	51,280	201,506	122,527	78,979
6M CDOR(f)	4.250(f)	09/20/25	CAD	92,730	(455,450)	(506,279)	50,829
3.500(e)	6M AUDOR(e)	09/20/25	AUD	70,770	854,093	750,194	103,899
3.500(c)	6M EURO(c)	09/20/25	EUR	52,840	47,534	17,035	30,499
1M BID
Average(b)	10.850(b)	01/02/26	BRL	16,400	54,998	554	54,444
3.500(f)	6M AUDOR(f)	05/17/26	AUD	55,680	595,767	133,585	462,182
12M SOFR(c)	3.000(c)	05/20/26	$	28,710	(491,061)	(141,328)	(349,733)
3.500(c)	6M EURO(f)	09/20/26	EUR	3,710	4,447	(5,570)	10,017
1M BID
Average(b)	11.230(b)	01/04/27	BRL	4,440	26,031	(32,359)	58,390
1M BID
Average(b)	13.030(b)	01/04/27		13,000	280,134	11,623	268,511
1M BID
Average(b)	8.495(b)	01/04/27		6,710	(149,876)	(143,171)	(6,705)
3.490(c)	12M SOFR(c)	05/31/27	$	10	235	(28)	263
12M SOFR(c)	3.350(c)	10/06/27		270,960	392,676	767,219	(374,543)
3.190(f)	6M CDOR(f)	03/24/28	CAD	29,460	(29,503)	(62,022)	32,519
12M SOFR(c)	2.920(c)	03/27/28	$	22,590	(234,900)	20,792	(255,692)
6M EURO(c)	3.000(c)	04/13/28	EUR	25,670	(420)	355,628	(356,048)
6M EURO(c)	2.673(c)	04/22/28		95,650	162,958	222,119	(59,161)
2.852(c)	6M EURO(e)	04/22/28		95,650	(116,793)	(184,555)	67,762
Mexico
Interbank TIIE
28 Days(b)	8.250(b)	09/13/28	MXN	160,310	49,083	3,939	45,144
6M CHFOR(c)	2.000(c)	09/20/28	CHF	7,930	78,300	52,364	25,936
3M CNY(e)	2.500(e)	09/20/28	CNY	89,540	39,170	(14,419)	53,589
3M KWCDC(e)	3.250(e)	09/20/28	KRW	16,619,200	(133,671)	(19,065)	(114,606)
12M SOFR(c)	3.600(c)	09/20/28	$	7,450	(67,936)	21,480	(89,416)
12M SOFR(c)	3.750(c)	09/20/28		37,880	(92,972)	216,949	(309,921)
3M NZDOR(e)	4.500(f)	09/20/28	NZD	18,260	(57,336)	(36,617)	(20,719)
3.750(f)	6M AUDOR(f)	09/20/28	AUD	18,940	312,357	298,048	14,309
3.000(c)	6M EURO(c)	09/20/28	EUR	8,990	(21,520)	(74,939)	53,419
3.250(c)	6M EURO(f)	09/20/28		25,950	(57,832)	(89,855)	32,023
3.500(c)	6M GBP(c)	09/20/28	GBP	790	64,325	56,566	7,759
0.500(c)	6M JYOR(c)	09/20/28	JPY	17,813,000	(1,385,795)	(1,454,204)	68,409
3.000(f)	6M MIBOR(f)	09/20/28	SGD	9,830	103,739	32,361	71,378

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

5.000%(c)	6M WIBOR(f)	09/20/28	PLN	15,500	$(22,600)	$(13,803)	$(8,797)
6M EURO(f)	0.000%(c)	12/19/28	EUR	2,630	—	—	—
1.250(c)	6M EURO(f)	12/19/28		2,630	261,585	(43,448)	305,033
2.350(c)	6M EURO(f)	07/04/29		3,680	108,242	(167,031)	275,273
12M SOFR(c)	3.423(c)	03/31/30	$	78,980	(1,105,460)	(14,194)	(1,091,266)
2.680(c)	12M SOFR(c)	07/28/32		52,170	920,070	195,165	724,905
6M CDOR(f)	3.320(f)	03/23/33	CAD	19,160	139,017	97,107	41,910
3.060(c)	12M SOFR(c)	03/27/33	$	14,950	46,085	(26,600)	72,685
8.250(b)	Mexico Interbank TIIE 28 Days(b)	09/07/33	MXN	21,450	(22,936)	(3,780)	(19,156)
3M JIBAR(e)	10.500(e)	09/20/33	ZAR	37,575	106,768	35,694	71,074
3.500(c)	12M SOFR(c)	09/20/33	$	30,140	10,411	22,949	(12,538)
6M CHFOR(c)	2.000(c)	09/20/33	CHF	34,860	803,223	142,055	661,168
3M KWCDC(e)	3.250(e)	09/20/33	KRW	3,791,550	(39,335)	(9,138)	(30,197)
6M EURO(f)	3.250(c)	09/20/33	EUR	1,780	39,029	34,660	4,369
12M SOFR(c)	3.500(c)	09/20/33	$	22,360	(7,723)	95,219	(102,942)
3.500(c)	3M NIBOR(f)	09/20/33	NOK	133,640	349,367	143,813	205,554
3.000(c)	3M STIBOR(e)	09/20/33	SEK	232,550	50,029	(227,262)	277,291
6M AUDOR(f)	4.000(f)	09/20/33	AUD	44,380	(951,338)	(1,066,958)	115,620
3M NZDOR(e)	4.500(f)	09/20/33	NZD	10,500	15,278	36,117	(20,839)
6M WIBOR(f)	5.500(c)	09/20/33	PLN	18,275	176,149	70,978	105,171
3.750(f)	6M CDOR(f)	09/20/33	CAD	13,930	(301,866)	(194,161)	(107,705)
3.250(c)	6M EURO(f)	09/20/33	EUR	5,710	(140,224)	(127,876)	(12,348)
3.250(c)	6M GBP(c)	09/20/33	GBP	1,510	158,777	145,125	13,652
0.750(c)	6M JYOR(c)	09/20/33	JPY	9,330,000	(865,270)	(813,978)	(51,292)
6M AUDOR(f)	4.000(f)	05/17/34	AUD	12,930	(256,968)	(117,396)	(139,572)
3.000(c)	12M SOFR(c)	05/20/34	$	6,570	179,862	135,042	44,820
6M EURO(f)	3.000(c)	05/15/35	EUR	41,820	330,796	133,758	197,038
3.240(c)	12M SOFR(c)	10/06/35	$	61,820	(179,414)	(553,714)	374,300
6M EURO(f)	2.855(c)	07/04/37	EUR	28,070	119,019	(1,644,988)	1,764,007
12M SOFR(c)	2.910(c)	07/28/37	$	129,930	(1,716,661)	(1,015,028)	(701,633)
6M EURO(f)	2.152(c)	08/09/37	EUR	45,360	(1,208,559)	(1,733,113)	524,554
12M SOFR(c)	2.720(c)	08/11/37	$	82,290	(1,611,197)	(2,505,573)	894,376
12M SOFR(c)	3.391(c)	05/10/38		65,280	144,667	(59,261)	203,928
1.451(c)	6M EURO(f)	08/10/42	EUR	116,030	3,710,643	2,045,759	1,664,884
3.000(c)	6M EURO(f)	09/20/43		570	(19,502)	(8,292)	(11,210)
2.080(c)	12M SOFR(c)	07/28/47	$	110,670	1,572,443	1,020,435	552,008
6M EURO(f)	1.051(c)	08/11/47	EUR	67,930	(1,769,503)	(866,914)	(902,589)
1.560(c)	6M EURO(f)	07/06/52		21,560	895,996	(765,082)	1,661,078
2.170(c)	12M SOFR(c)	08/11/52	$	42,150	1,864,189	882,416	981,773
2.564(c)	12M SOFR(c)	05/11/53		52,330	(299,145)	49,823	(348,968)
2.000(c)	6M EURO(f)	05/17/53	EUR	21,280	(119,573)	29,716	(149,289)
2.500(c)	6M EURO(f)	09/20/53		7,780	21,195	249,543	(228,348)

TOTAL					$73,826	$(9,760,211)	$9,834,037

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at monthly.
(c)	Payments made annually.
(d)	Payments made at maturity.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Chile, 3.240%, 02/06/2028	1.000%	0.725%	06/20/28	$6,920	$86,845	$(13,848)	$100,693
Republic of Indonesia, 4.125%, 01/15/2025	1.000	0.867	06/20/28	6,900	42,669	(5,031)	47,700
Republic of Peru, 8.750%, 11/21/2033	1.000	0.770	06/20/28	6,160	64,887	(72,343)	137,230
Republic of the Philippines, 10.625%, 03/16/2025	1.000	0.817	06/20/28	6,130	51,350	(20,941)	72,291
United Mexican States, 4.150%, 03/28/2027	1.000	1.022	06/20/28	6,970	(4,548)	(61,847)	57,299

TOTAL					$241,203	$(174,010)	$415,213

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	15,400,000	$15,400,000	$172	$515,900	$(515,728)
1Y IRS	Citibank NA	1.977	12/01/2023	14,020,000	14,020,000	34,459	318,916	(284,457)

				29,420,000	$29,420,000	$34,631	$834,816	$(800,185)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	15,770,000	15,770,000	750,635	613,927	136,708
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	15,770,000	15,770,000	947,511	569,368	378,143

				31,540,000	$31,540,000	$1,698,146	$1,183,295	$514,851

Total purchased option contracts				60,960,000	$60,960,000	$1,732,777	$2,018,111	$(285,334)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(87,150,000)	(87,150,000)	(141,462)	(541,201)	399,739
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(43,450,000)	(43,450,000)	(65,518)	(276,994)	211,476
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(43,450,000)	(43,450,000)	(63,919)	(282,425)	218,506
1M IRS	Citibank NA	3.030	07/17/2023	(12,200,000)	(12,200,000)	(104,563)	(104,221)	(342)
1M IRS	Citibank NA	3.012	07/31/2023	(12,380,000)	(12,380,000)	(135,091)	(125,702)	(9,389)
1Y IRS	Citibank NA	1.750	07/28/2023	(15,400,000)	(15,400,000)	(3)	(192,500)	192,497
1Y IRS	Citibank NA	2.075	07/28/2023	(15,400,000)	(15,400,000)	(22)	(323,400)	323,378
1Y IRS	Citibank NA	1.484	12/01/2023	(5,650,000)	(5,650,000)	(21,170)	(318,889)	297,719

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	Deutsche Bank AG (London)	2.981%	07/10/2023	(12,170,000)	$(12,170,000)	$(50,835)	$(111,816)	$60,981
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(12,530,000)	(12,530,000)	(36,228)	(126,866)	90,638
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(12,570,000)	(12,570,000)	(54,173)	(120,986)	66,813
1Y IRS	JPMorgan Securities, Inc.	0.400	01/05/2024	(1,561,000,000)	(1,561,000,000)	(108,070)	(49,745)	(58,325)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(12,560,000)	(12,560,000)	(4,568)	(125,286)	120,718
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(12,580,000)	(12,580,000)	(71,710)	(116,444)	44,734
1M IRS	UBS AG (London)	3.092	07/24/2023	(12,230,000)	(12,230,000)	(167,569)	(114,244)	(53,325)

				(1,870,720,000)	$(1,870,720,000)	$(1,024,901)	$(2,930,719)	$1,905,818

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(87,150,000)	(87,150,000)	(1,237,120)	(541,201)	(695,919)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(43,450,000)	(43,450,000)	(646,367)	(276,994)	(369,373)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(43,450,000)	(43,450,000)	(655,634)	(282,425)	(373,209)
1M IRS	Citibank NA	3.030	07/17/2023	(12,200,000)	(12,200,000)	(73,244)	(104,221)	30,977
1M IRS	Citibank NA	3.012	07/31/2023	(12,380,000)	(12,380,000)	(119,555)	(125,702)	6,147
1M IRS	Deutsche Bank AG (London)	2.981	07/10/2023	(12,170,000)	(12,170,000)	(77,292)	(111,816)	34,524
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(15,770,000)	(15,770,000)	(304,812)	(376,278)	71,466
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(15,770,000)	(15,770,000)	(78,210)	(237,649)	159,439
1M IRS	JPMorgan Securities, Inc.	3.452	07/12/2023	(12,530,000)	(12,530,000)	(133,566)	(126,866)	(6,700)
1M IRS	JPMorgan Securities, Inc.	3.435	07/20/2023	(12,570,000)	(12,570,000)	(163,084)	(120,986)	(42,098)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(15,770,000)	(15,770,000)	(130,341)	(217,845)	87,504
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(15,770,000)	(15,770,000)	(451,019)	(351,523)	(99,496)
1M IRS	MS & Co. Int. PLC	3.425	07/05/2023	(12,560,000)	(12,560,000)	(134,744)	(125,286)	(9,458)
1M IRS	MS & Co. Int. PLC	3.445	07/26/2023	(12,580,000)	(12,580,000)	(167,445)	(116,443)	(51,002)
1M IRS	UBS AG (London)	3.092	07/24/2023	(12,230,000)	(12,230,000)	(63,469)	(114,244)	50,775

				(336,350,000)	$(336,350,000)	$(4,435,902)	$(3,229,479)	$(1,206,423)

Total written option contracts				(2,207,070,000)	$(2,207,070,000)	$(5,460,803)	$(6,160,198)	$699,395

TOTAL				(2,146,110,000)	$(2,146,110,000)	$(3,728,026)	$(4,142,087)	$414,061

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put MXN	Barclays Bank PLC	18.180%	08/10/2023	10,129,000	$10,129,000	$24,573	$171,687	$(147,114)
Call USD/Put SEK	Barclays Bank PLC	10.730	07/13/2023	10,008,000	10,008,000	104,964	73,159	31,805
Call USD/Put NOK	Citibank NA	11.050	07/27/2023	10,006,000	10,006,000	45,757	95,597	(49,840)
Call USD/Put SEK	Citibank NA	10.935	07/20/2023	10,013,000	10,013,000	48,673	71,156	(22,483)
Call USD/Put MXN	Deutsche Bank AG (London)	18.169	08/10/2023	5,065,000	5,065,000	12,500	86,227	(73,727)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,327.000%	07/27/2023	10,006,000	$10,006,000	$65,149	$53,622	$11,527
Call USD/Put MXN	MS & Co. Int. PLC	18.112	09/08/2023	5,018,000	5,018,000	31,819	70,458	(38,639)
Call USD/Put SEK	MS & Co. Int. PLC	10.845	07/13/2023	10,006,000	10,006,000	56,274	66,940	(10,666)
Call USD/Put SEK	MS & Co. Int. PLC	11.030	07/28/2023	5,031,000	5,031,000	21,452	31,952	(10,500)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	5,082,000	5,082,000	56,095	59,866	(3,771)

				80,364,000	$80,364,000	$467,256	$780,664	$(313,408)

Puts
Put EUR/Call USD	BNP Paribas SA	1.094	07/13/2023	9,158,000	9,158,000	60,439	37,430	23,009
Put GPB/Call USD	BNP Paribas SA	1.249	08/01/2023	7,979,000	7,979,000	36,480	56,282	(19,802)
Put USD/Call JPY	BofA Securities LLC	134.850	07/31/2023	20,148,000	20,148,000	18,617	170,170	(151,553)
Put NZD/Call USD	Capital Securities Corp.	0.606	07/27/2023	16,150,000	16,150,000	55,592	74,350	(18,758)
Put USD/Call JPY	Deutsche Bank AG (London)	132.000	11/20/2023	10,173,000	10,173,000	70,814	211,354	(140,540)
Put USD/Call JPY	HSBC Bank PLC	138.300	07/31/2023	10,074,000	10,074,000	26,293	100,881	(74,588)
Put GPB/Call USD	JPMorgan Securities, Inc.	1.263	07/13/2023	7,852,000	7,852,000	35,421	45,050	(9,629)
Put EUR/Call USD	MS & Co. Int. PLC	1.080	07/27/2023	9,130,000	9,130,000	30,306	53,473	(23,167)
Put NZD/Call USD	MS & Co. Int. PLC	0.614	07/13/2023	16,182,000	16,182,000	73,379	57,130	16,249
Put EUR/Call CHF	UBS AG (London)	0.973	07/10/2023	3,750,000	3,750,000	6,310	7,571	(1,261)
Put NZD/Call USD	UBS AG (London)	0.604	07/27/2023	16,219,000	16,219,000	44,722	68,408	(23,686)
Put USD/Call JPY	UBS AG (London)	138.250	09/29/2023	10,051,000	10,051,000	103,535	108,350	(4,815)

				136,866,000	$136,866,000	$561,908	$990,449	$(428,541)

Total purchased option contracts				217,230,000	$217,230,000	$1,029,164	$1,771,113	$(741,949)

Written option contracts
Calls
Call AUD/Put NZD	BNP Paribas SA	1.101	07/06/2023	(3,019,000)	(3,019,000)	(617)	(12,930)	12,313
Call EUR/Put CZK	BNP Paribas SA	23.720	07/24/2023	(1,828,000)	(1,828,000)	(11,029)	(8,293)	(2,736)
Call USD/Put SGD	BNP Paribas SA	1.350	07/05/2023	(2,014,000)	(2,014,000)	(6,157)	(10,382)	4,225
Call AUD/Put NZD	BofA Securities LLC	1.093	07/24/2023	(2,958,000)	(2,958,000)	(8,483)	(14,822)	6,339
Call AUD/Put NZD	BofA Securities LLC	1.090	07/27/2023	(2,994,000)	(2,994,000)	(11,430)	(14,940)	3,510
Call EUR/Put CZK	Capital Securities Corp.	23.840	07/18/2023	(1,839,000)	(1,839,000)	(4,888)	(9,160)	4,272
Call EUR/Put CZK	Citibank NA	23.625	07/03/2023	(1,878,000)	(1,878,000)	(11,441)	(9,356)	(2,085)
Call EUR/Put SEK	Citibank NA	11.585	07/18/2023	(1,839,000)	(1,839,000)	(33,934)	(16,360)	(17,574)
Call USD/Put SEK	Citibank NA	10.730	07/13/2023	(10,008,000)	(10,008,000)	(104,964)	(130,722)	25,758
Call USD/Put SGD	Citibank NA	1.348	07/27/2023	(2,004,000)	(2,004,000)	(12,152)	(9,930)	(2,222)
Call EUR/Put CZK	HSBC Bank PLC	23.700	07/26/2023	(1,830,000)	(1,830,000)	(12,622)	(8,225)	(4,397)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.780	07/24/2023	(1,841,000)	(1,841,000)	(14,115)	(17,868)	3,753
Call USD/Put SGD	JPMorgan Securities, Inc.	1.335	07/18/2023	(2,007,000)	(2,007,000)	(26,221)	(9,621)	(16,600)
Call EUR/Put CHF	MS & Co. Int. PLC	0.973	07/10/2023	(1,875,000)	(1,875,000)	(9,815)	(10,187)	372
Call EUR/Put CHF	MS & Co. Int. PLC	0.975	07/18/2023	(1,839,000)	(1,839,000)	(8,470)	(10,613)	2,143
Call EUR/Put CHF	MS & Co. Int. PLC	0.982	07/24/2023	(1,828,000)	(1,828,000)	(3,736)	(9,945)	6,209
Call EUR/Put CHF	MS & Co. Int. PLC	0.980	07/26/2023	(1,829,000)	(1,829,000)	(5,604)	(9,583)	3,979

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put SEK	MS & Co. Int. PLC	10.845% 07/13/2023		(10,006,000)	$(10,006,000)	$(56,274)	$(78,462)	$22,188
Call USD/Put SGD	MS & Co. Int. PLC	1.341	07/24/2023	(2,003,000)	(2,003,000)	(19,559)	(9,307)	(10,252)
Call AUD/Put NZD	UBS AG (London)	1.105	07/18/2023	(2,926,000)	(2,926,000)	(2,421)	(13,580)	11,159
Call EUR/Put SEK	UBS AG (London)	11.660	07/10/2023	(1,875,000)	(1,875,000)	(21,786)	(16,765)	(5,021)
Call EUR/Put SEK	UBS AG (London)	11.740	08/01/2023	(1,846,000)	(1,846,000)	(19,708)	(17,165)	(2,543)
Call USD/Put ZAR	UBS AG (London)	19.380	08/14/2023	(2,541,000)	(2,541,000)	(28,048)	(85,911)	57,863

				(64,627,000)	$(64,627,000)	$(433,474)	$(534,127)	$100,653

Puts
Put AUD/Call NZD	BNP Paribas SA	1.101	07/06/2023	(3,019,000)	(3,019,000)	(28,626)	(12,930)	(15,696)
Put EUR/Call CZK	BNP Paribas SA	23.720	07/24/2023	(1,828,000)	(1,828,000)	(4,921)	(8,293)	3,372
Put GPB/Call USD	BNP Paribas SA	1.263	07/13/2023	(7,852,000)	(7,852,000)	(35,421)	(71,045)	35,624
Put USD/Call SGD	BNP Paribas SA	1.350	07/05/2023	(2,014,000)	(2,014,000)	(2,286)	(10,382)	8,096
Put AUD/Call NZD	BofA Securities LLC	1.093	07/24/2023	(2,958,000)	(2,958,000)	(20,351)	(14,822)	(5,529)
Put AUD/Call NZD	BofA Securities LLC	1.090	07/27/2023	(2,994,000)	(2,994,000)	(17,619)	(14,940)	(2,679)
Put USD/Call JPY	BofA Securities LLC	138.300	07/31/2023	(10,074,000)	(10,074,000)	(26,293)	(170,331)	144,038
Put EUR/Call CZK	Capital Securities
	Corp.	23.840	07/18/2023	(1,839,000)	(1,839,000)	(10,036)	(9,160)	(876)
Put EUR/Call CZK	Citibank NA	23.625	07/03/2023	(1,878,000)	(1,878,000)	(104)	(9,356)	9,252
Put EUR/Call SEK	Citibank NA	11.585	07/18/2023	(1,839,000)	(1,839,000)	(2,599)	(16,360)	13,761
Put USD/Call SGD	Citibank NA	1.348	07/27/2023	(2,004,000)	(2,004,000)	(6,988)	(9,930)	2,942
Put EUR/Call CZK	HSBC Bank PLC	23.700	07/26/2023	(1,830,000)	(1,830,000)	(4,441)	(8,225)	3,784
Put USD/Call JPY	HSBC Bank PLC	134.850	07/31/2023	(20,148,000)	(20,148,000)	(18,617)	(78,013)	59,396
Put EUR/Call SEK	JPMorgan Securities,
	Inc.	11.780	07/24/2023	(1,841,000)	(1,841,000)	(15,933)	(17,868)	1,935
Put USD/Call SGD	JPMorgan Securities,
	Inc.	1.335	07/18/2023	(2,007,000)	(2,007,000)	(1,032)	(9,621)	8,589
Put EUR/Call CHF	MS & Co. Int. PLC	0.973	07/10/2023	(1,875,000)	(1,875,000)	(3,155)	(10,187)	7,032
Put EUR/Call CHF	MS & Co. Int. PLC	0.975	07/18/2023	(1,839,000)	(1,839,000)	(6,899)	(10,613)	3,714
Put EUR/Call CHF	MS & Co. Int. PLC	0.982	07/24/2023	(1,828,000)	(1,828,000)	(17,093)	(9,945)	(7,148)
Put EUR/Call CHF	MS & Co. Int. PLC	0.980	07/26/2023	(1,829,000)	(1,829,000)	(14,072)	(9,583)	(4,489)
Put EUR/Call USD	MS & Co. Int. PLC	1.094	07/13/2023	(9,158,000)	(9,158,000)	(60,439)	(99,763)	39,324
Put USD/Call SGD	MS & Co. Int. PLC	1.341	07/24/2023	(2,003,000)	(2,003,000)	(2,942)	(9,307)	6,365
Put AUD/Call NZD	UBS AG (London)	1.105	07/18/2023	(2,926,000)	(2,926,000)	(35,155)	(14,596)	(20,559)
Put EUR/Call SEK	UBS AG (London)	11.660	07/10/2023	(1,875,000)	(1,875,000)	(2,911)	(16,765)	13,854
Put EUR/Call SEK	UBS AG (London)	11.740	08/01/2023	(1,846,000)	(1,846,000)	(14,638)	(17,165)	2,527
Put NZD/Call USD	UBS AG (London)	0.614	07/13/2023	(16,182,000)	(16,182,000)	(73,379)	(110,590)	37,211
Put USD/Call ZAR	UBS AG (London)	19.380	08/14/2023	(2,541,000)	(2,541,000)	(92,210)	(77,424)	(14,786)

				(108,027,000)	$(108,027,000)	$(518,160)	$(847,214)	$329,054

Total written option contracts				(172,654,000)	$(172,654,000)	$(951,634)	$(1,381,341)	$429,707

TOTAL				44,576,000	$44,576,000	$77,530	$389,772	$(312,242)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income, Long Short Credit Strategies and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2023:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$169,825,068	$—
Corporate Obligations	—	133,414,994	—
Asset-Backed Securities	—	30,190,799	—
U.S. Treasury Obligations	13,198,604	—	—
Agency Debentures	—	5,624,948	—
Municipal Debt Obligations	—	3,972,744	—
Sovereign Debt Obligations	—	2,909,354	—
Exchange Traded Funds	2,955,564	—	—
Short-term Investments	—	999,501	—

Total	$16,154,168	$346,937,408	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(41,226,822)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,369,138	$—
Futures Contracts(a)	660,396	—	—
Interest Rate Swap Contracts(a)	—	2,337,643	—
Credit Default Swap Contracts(a)	—	228,981	—
Purchased Option Contracts	—	595,776	—

Total	$660,396	$4,531,538	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,500,922)	$—
Futures Contracts(a)	(882,093)	—	—
Interest Rate Swap Contracts(a)	—	(1,033,067)	—
Written Option Contracts	—	(1,371,313)	—

Total	$(882,093)	$(3,905,302)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$849,794,876	$—
Corporate Obligations	—	562,626,299	—
U.S. Treasury Obligations	314,215,249	—	—
Asset-Backed Securities	—	128,035,362	—
Agency Debentures	—	37,338,726	—
Sovereign Debt Obligations	—	24,147,694	—
Municipal Debt Obligations	—	18,397,221	—
Exchange Traded Funds	29,384,223	—	—
Investment Company	12,053,761	—	—
Short-term Investments	—	34,885,235	—

Total	$355,653,233	$1,655,225,413	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(197,848,853)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$65,083	$—
Futures Contracts(a)	1,338,727	—	—
Interest Rate Swap Contracts(a)	—	2,917,283	—
Credit Default Swap Contracts(a)	—	1,214,096	—
Purchased Option Contracts	—	706,156	—

Total	$1,338,727	$4,902,618	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(7,942)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(274,424)	—
Futures Contracts(a)	(3,566,715)	—	—
Interest Rate Swap Contracts(a)	—	(1,542,384)	—
Written Option Contracts	—	(2,156,579)	—

Total	$(3,566,715)	$(3,981,329)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$213,727,584	$—
Mortgage-Backed Obligations	—	192,669,315	—
Sovereign Debt Obligations	147,643,245	30,168,986	—
Asset-Backed Securities	—	38,123,601	—
Agency Debentures	—	1,358,314	—
Structured Note	—	1,111,391	—
Exchange Traded Funds	296,758	—	—

Total	$147,940,003	$477,159,191	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(29,616,223)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,063,555	$—
Futures Contracts(a)	786,035	—	—
Interest Rate Swap Contracts(a)	—	3,992,583	—
Credit Default Swap Contracts(a)	—	326,449	—
Purchased Option Contracts	—	554,104	—

Total	$786,035	$11,936,691	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(39,270)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(1,244,990)	—
Futures Contracts(a)	(1,114,512)	—	—
Interest Rate Swap Contracts(a)	—	(1,947,556)	—
Written Option Contracts	—	(1,635,854)	—

Total	$(1,114,512)	$(4,867,670)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$47,026,374	$—
Mortgage-Backed Obligations	—	6,894,377	—
Bank Loans	—	5,084,810	21,021
Sovereign Debt Obligations	—	4,031,677	—
Asset-Backed Securities	—	2,292,193	—
U.S. Treasury Obligations	689,588	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	89,609	—
North America	172,095	—	—
Rights	—	4,224	—

Total	$861,683	$65,423,264	$21,021

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,951,327)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$24,631	$—
Futures Contracts	11,671	—	—
Interest Rate Swap Contracts	—	2,693	—
Credit Default Swap Contracts	—	113,354	—

Total	$11,671	$140,678	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(19,076)	$—
Futures Contracts	(169,979)	—	—
Interest Rate Swap Contracts	—	(4,356)	—

Total	$(169,979)	$(23,432)	$—

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Unsecured Debt Obligations	$—	$24,753,097	$—
Bank Loans	—	12,577,639	25,692
Other Secured Debt Obligations	—	8,347,031	—
Common Stock and/or Other Equity Investments(a)
North America	269,918	—	—
Investment Company	1,174,111	—	—

Total	$1,444,029	$45,677,767	$25,692

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LONG SHORT CREDIT STRATEGIES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,495	$—
Interest Rate Swap Contracts	—	18,750	—

Total	$—	$20,245	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(838,395)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$291,195,256	$—
U.S. Treasury Obligations	167,194,292	—	—
Corporate Obligations	—	119,766,034	—
Asset-Backed Securities	—	63,737,224	—
Bank Loans	—	10,922,483	—
Municipal Debt Obligations	—	8,679,337	—
Sovereign Debt Obligations	—	7,435,524	—
Common Stock and/or Other Equity Investments(b)
North America	329,089	—	—
Investment Company	27,812,535	—	—
Short-term Investments	—	11,029,677	—

Total	$195,335,916	$512,765,535	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(33,804,099)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,938,147	$—
Futures Contracts(a)	3,572,036	—	—
Interest Rate Swap Contracts(a)	—	16,295,373	—
Credit Default Swap Contracts(a)	—	415,213	—
Purchased Option Contracts	—	2,761,941	—

Total	$3,572,036	$22,410,674	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,594,582)	$—
Futures Contracts(a)	(2,377,550)	—	—
Interest Rate Swap Contracts(a)	—	(6,461,336)	—
Written Option Contracts	—	(6,412,437)	—

Total	$(2,377,550)	$(16,468,355)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds’ may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds’ invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds’ and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.